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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-03015
                                   ---------------------------------------------
                            Ohio National Fund, Inc.
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)
                   One Financial Way, Cincinnati, Ohio 45242
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

                   One Financial Way, Cincinnati, Ohio 45242
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (513)794-6971
                                                    ----------------------------

Date of fiscal year end:      12/31/04
                         -------------------------------------------------------

Date of reporting period:     9/30/04
                         -------------------------------------------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

OHIO NATIONAL FUND, INC.
EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

               % OF                                                               FAIR
   SHARES   NET ASSETS                    U.S. COMMON STOCKS                     VALUE
------------------------------------------------------------------------------------------
              13.3%       BANKING
    132,900               Capital One Financial Corp.                        $   9,821,310
    265,933               Citigroup Inc.                                        11,732,964
    606,171               JPMorgan Chase & Co.                                  24,083,174
    320,400               Washington Mutual Inc.                                12,521,232
                                                                             -------------
                                                                                58,158,680
                                                                             -------------
               6.4%       BROADCAST RADIO & TV
    253,563            *  Comcast Corp.                                          7,160,619
    631,075            *  DIRECTV Group Inc.                                    11,100,609
    585,300            *  Time Warner Inc.                                       9,446,742
                                                                             -------------
                                                                                27,707,970
                                                                             -------------
               7.4%       COMPUTER & RELATED
    236,300            *  Electronic Arts Inc.                                  10,867,437
     58,510            *  Google Inc.                                            7,582,896
     85,200               International Business Machines Corp.                  7,305,048
    147,800            *  Intuit Inc.                                            6,710,120
                                                                             -------------
                                                                                32,465,501
                                                                             -------------
               6.0%       CONSUMER PRODUCTS
    502,500               Eastman Kodak Co.                                     16,190,550
    381,400               McKesson Corp.                                         9,782,910
                                                                             -------------
                                                                                25,973,460
                                                                             -------------
               3.3%       FINANCIAL SERVICES
    157,900               Countrywide Financial Corp.                            6,219,681
    131,600               Fannie Mae                                             8,343,440
                                                                             -------------
                                                                                14,563,121
                                                                             -------------
              12.3%       INSURANCE
     42,100               Aetna Inc.                                             4,207,053
    311,000            *  Health Net Inc.                                        7,687,920
    220,800               MGIC Investment Corp.                                 14,694,240
    364,020               UnitedHealth Group Inc.                               26,842,835
                                                                             -------------
                                                                                53,432,048
                                                                             -------------
               2.5%       MEDICAL & RELATED
    221,500               Baxter International Inc.                              7,123,440
    356,700            *  Tenet Healthcare Corp.                                 3,848,793
                                                                             -------------
                                                                                10,972,233
                                                                             -------------
              21.5%       RETAIL
    473,300               Albertson's Inc.                                      11,326,069
    647,600            *  Amazon.com Inc.                                       26,460,936
    177,300            *  eBay Inc.                                             16,300,962
    296,000               Home Depot Inc.                                       11,603,200
    927,486            *  IAC InterActiveCorp.                                  20,423,242
    487,100            *  Kroger Co.                                             7,559,792
                                                                             -------------
                                                                                93,674,201
                                                                             -------------
               9.4%       TELECOMMUNICATIONS & RELATED
  1,280,440            *  Nextel Communications Inc.                            30,525,690
  3,156,000            *  Qwest Communications Int'l. Inc.                      10,509,480
                                                                             -------------
                                                                                41,035,170
                                                                             -------------
               3.5%       UTILITIES
  1,536,000            *  AES Corp.                                             15,344,640
                                                                             -------------

               2.9%       WASTE MANAGEMENT SERVICES
    458,875               Waste Management Inc.                                 12,545,642
                                                                             -------------

              88.5%       TOTAL U.S. COMMON STOCKS                           $ 385,872,666
                                                                             -------------

               % OF                                                               FAIR
   SHARES   NET ASSETS                  FOREIGN COMMON STOCKS                    VALUE
------------------------------------------------------------------------------------------
               6.9%       BERMUDA
               6.9%       CONGLOMERATES
    982,900               Tyco International Ltd.                            $  30,135,714
                                                                             -------------

               1.0%       CAYMAN ISLANDS
               1.0%       COMPUTER & RELATED
    327,900            *  Seagate Technology                                     4,433,208
                                                                             -------------

               2.1%       UNITED KINGDOM
               2.1%       ADVERTISING
  1,004,889               WPP Group PLC                                          9,355,645
                                                                             -------------

              10.0%       TOTAL FOREIGN COMMON STOCKS                        $  43,924,567
                                                                             -------------

              98.5%       TOTAL COMMON STOCKS                                $ 429,797,233
                                                                             -------------

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                  REPURCHASE AGREEMENTS                    VALUE
------------------------------------------------------------------------------------------
                2.2%      FINANCIAL SERVICES
$ 9,613,592                Goldman Sachs  1.830%  10/01/04
                             Repurchase price $9,614,081
                             Collateralized by Freddie Mac
                             Mortgage Back Pool #255412
                             Fair Value:  $9,831,230
                             Due:  10/01/34
                             Interest:  6.000%                               $   9,613,592
                                                                             -------------
                2.2%      TOTAL REPURCHASE AGREEMENTS                        $   9,613,592
                                                                             -------------

              100.7%      TOTAL HOLDINGS (COST $357,230,792) (a)             $ 439,410,825
               -0.7%      NET OTHER ASSETS (LIABILITIES)                        (3,156,826)
                                                                             -------------
              100.0%      NET ASSETS                                         $ 436,253,999
                                                                             =============

------------
      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal Income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal Income tax reporting of approximately $10,984,421.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

    FACE       % OF                                                            AMORTIZED
   AMOUNT   NET ASSETS                VARIABLE RATE DEMAND NOTES                  COST
------------------------------------------------------------------------------------------
               2.1%       MUNICIPALITIES
$ 2,800,000               Alaska Housing Finance Corp.
                            1.790%  12/01/32 (b)                             $   2,800,000
                                                                             -------------
               2.1%       TOTAL MUNICIPALITIES                               $   2,800,000
                                                                             -------------

    FACE       % OF                                                            AMORTIZED
   AMOUNT   NET ASSETS                     SHORT-TERM NOTES                       COST
-------------------------------------------------------------------------------------------
               4.4%       AEROSPACE & DEFENSE
$ 6,000,000               General Dynamics Corp.  4(2)(144A)
                            1.730%  10/08/04                                 $   5,997,982
                                                                             -------------

               5.9%       AUTOMOTIVE & RELATED
  6,000,000               America Honda Finance
                            1.720%  10/29/04                                     5,991,973
  1,000,000               DaimlerChrysler Holding
                            1.770%  10/05/04                                       999,803
  1,000,000               General Motors Acceptance Corp.
                            1.860%  10/25/04                                       998,760
                                                                             -------------
                                                                                 7,990,536
                                                                             -------------
               8.8%       BIOTECHNOLOGY & DRUGS
  1,000,000               Abbott Laboratories  4(2)(144A)
                            1.740%  10/29/04                                       998,647
  5,000,000               Abbott Laboratories  4(2)(144A)
                            1.760%  11/30/04                                     4,985,333
  2,600,000               Pfizer Inc.  4(2)(144A)
                            1.700%  10/07/04                                     2,599,263
    500,000               Pfizer Inc.  4(2)(144A)
                            1.560%  10/18/04                                       499,632
  2,900,000               Pfizer Inc.  4(2)(144A)
                            1.710%  10/19/04                                     2,897,521
                                                                             -------------
                                                                                11,980,396
                                                                             -------------
               0.5%       CHEMICALS
    700,000               Praxair Inc.
                            1.800%  10/13/04                                       699,580
                                                                             -------------

               8.4%       CONSUMER PRODUCTS
  4,000,000               Fortune Brands Inc.  4(2)(144A)
                            1.530%  10/05/04                                     3,999,320
    500,000               Fortune Brands Inc.  4(2)(144A)
                            1.630%  10/25/04                                       499,457
  1,000,000               Fortune Brands Inc.  4(2)(144A)
                            1.740%  11/02/04                                       998,453
  2,000,000               Procter & Gamble Co.  4(2)(144A)
                            1.720%  11/01/04                                     1,997,038
  4,000,000               Procter & Gamble Co.  4(2)(144A)
                            1.640%  11/22/04                                     3,990,524
                                                                             -------------
                                                                                11,484,792
                                                                             -------------
               4.4%       FINANCIAL SERVICES - CAPITAL MARKETS
  2,400,000               CIT Group Inc.
                            1.680%  10/20/04                                     2,397,872
  3,600,000               CIT Group Inc.
                            1.780%  10/26/04                                     3,595,550
                                                                             -------------
                                                                                 5,993,422
                                                                             -------------
              17.5%       FINANCIAL SERVICES - CONSUMER
  3,094,000               American Express Credit
                            1.730%  10/05/04                                     3,093,405
  2,137,000               American Express Credit
                            1.700%  10/06/04                                     2,136,496
    654,000               American Express Credit
                            1.730%  10/25/04                                       653,246
  6,000,000               American General Finance
                            1.750%  10/13/04                                     5,996,500
  6,000,000               Citicorp
                            1.760%  11/03/04                                     5,990,320
  6,000,000               Household Finance Corp.
                            1.670%  10/07/04                                     5,998,330
                                                                             -------------
                                                                                23,868,297
                                                                             -------------
               4.3%       FINANCIAL SERVICES - DIVERSIFIED
  4,621,000               General Electric Capital Corp.
                            1.730%  10/01/04                                     4,621,000
  1,147,000               General Electric Capital Corp.
                            1.700%  10/18/04                                     1,146,052
                                                                             -------------
                                                                                 5,767,052
                                                                             -------------

               8.8%       FOOD, BEVERAGE & TOBACCO
  6,000,000               Coca-Cola Co.
                            1.720%  10/19/04                                     5,994,840
  6,000,000               Nestle Capital Corp.  4(2)(144A)
                            1.500%  10/06/04                                     5,998,750
                                                                             -------------
                                                                                11,993,590
                                                                             -------------
               6.6%       INSURANCE
  3,000,000               MetLife Funding
                            1.520%  10/08/04                                     2,999,113
  6,028,000               Prudential Funding Corp.
                            1.720%  10/14/04                                     6,024,256
                                                                             -------------
                                                                                 9,023,369
                                                                             -------------
               0.7%       MACHINERY
  1,000,000               John Deere Capital  4(2)(144A)
                            1.720%  10/07/04                                       999,713
                                                                             -------------

              14.0%       MEDIA & PUBLISHING
  6,000,000               Gannett Inc.  4(2)(144A)
                            1.730%  10/12/04                                     5,996,828
  6,000,000               Knight-Ridder Inc.  4(2)(144A)
                            1.600%  10/04/04                                     5,999,200
  2,000,000               Scripps (E.W.) Company  4(2)(144A)
                            1.750%  10/06/04                                     1,999,514
  3,000,000               Tribune Co.  4(2)(144A)
                            1.770%  10/07/04                                     2,999,115
  2,000,000               Tribune Co.  4(2)(144A)
                            1.780%  10/20/04                                     1,998,121
                                                                             -------------
                                                                                18,992,778
                                                                             -------------
               8.7%       RETAIL
  2,839,000               Sherwin Williams Co.  4(2)(144A)
                            1.700%  10/21/04                                     2,836,288
  3,000,000               Sherwin Williams Co.  4(2)(144A)
                            1.740%  10/26/04                                     2,996,375
  1,500,000               Wal-Mart Stores Inc.  4(2)(144A)
                            1.850%  10/01/04                                     1,500,000
  4,500,000               Wal-Mart Stores Inc.  4(2)(144A)
                            1.630%  10/04/04                                     4,499,389
                                                                             -------------
                                                                                11,832,052
                                                                             -------------
               4.4%       TELECOMMUNICATIONS & RELATED
  5,979,000               BellSouth Corp.  4(2)(144A)
                            1.750%  10/05/04                                     5,977,838
                                                                             -------------

              97.4%       TOTAL SHORT-TERM NOTES                             $ 132,601,397
                                                                             -------------

              99.5%       TOTAL HOLDINGS  (AMORTIZED COST $135,401,397) (a)  $ 135,401,397
               0.5%       NET OTHER ASSETS (LIABILITIES)                           698,178
                                                                             -------------
              100.0%      NET ASSETS                                         $ 136,099,575
                                                                             =============

------------

      (a) Represents cost for federal income tax and financial reporting purposes. See note 1.

      (b) Bond is a 7 day "rolling" asset that is money market eligible under Rule 2a-7. Interest resets every 7 days and the bond is eligible to be repurchased by the broker any time, at par, with a 7 day settlement.

4(2)(144A)  Security exempt from registration under Section 4(2) of the
            Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At the period end, the value of these securities amounted to $73,264,301 or 53.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                 LONG-TERM BONDS & NOTES                   VALUE
-------------------------------------------------------------------------------------------
               7.3%       AUTOMOTIVE & RELATED
$   500,000               ArvinMeritor Inc.
                            8.750%  03/01/12                                 $     556,250
    750,000               DaimlerChrysler NA Holdings
                            4.050%  06/04/08                                       757,362
    500,000               Delphi Corp.
                            6.500%  08/15/13                                       513,659
  2,500,000               Ford Motor Credit Corp.
                            7.250%  10/25/11                                     2,709,100
  1,000,000               General Motors Acceptance Corp.
                            6.125%  08/28/07                                     1,054,256
  1,000,000               General Motors Acceptance Corp.
                            7.250%  03/02/11                                     1,069,075
    750,000               Lear Corp. (144A)
                            5.750%  08/01/14                                       774,075
                                                                             -------------
                                                                                 7,433,777
                                                                             -------------
               1.5%       BANKING
    750,000               Capital One Bank
                            5.125%  02/15/14                                       749,191
    750,000               MBNA America Bank NA
                            4.625%  08/03/09                                       767,094
                                                                             -------------
                                                                                 1,516,285
                                                                             -------------
               1.3%       BIOTECHNOLOGY & DRUGS
    500,000               Schering-Plough Corp.
                            5.300%  12/01/13                                       518,370
    750,000               Wyeth
                            5.500%  02/01/14                                       762,240
                                                                             -------------
                                                                                 1,280,610
                                                                             -------------
               5.5%       BROADCAST RADIO & TV
    750,000               Clear Channel Communications
                            5.750%  01/15/13                                       771,601
    500,000               Comcast Cable Communications
                            8.375%  05/01/07                                       558,864
    250,000               Comcast Cable Communications
                            8.875%  05/01/17                                       319,910
    500,000               Cox Communications Inc.
                            6.750%  03/15/11                                       535,842
    750,000               Liberty Media Corp.
                            5.700%  05/15/13                                       742,720
  1,000,000               Rogers Cable Inc.
                            7.875%  05/01/12                                     1,092,500
    750,000               Time Warner Inc.
                            6.875%  05/01/12                                       838,009
    750,000               Walt Disney Co.
                            5.875%  12/15/17                                       784,174
                                                                             -------------
                                                                                 5,643,620
                                                                             -------------
               3.8%       BUILDING & CONSTRUCTION
    500,000               Centex Corp.
                            5.125%  10/01/13                                       498,928
  1,000,000               Lennar Corp.
                            5.950%  03/01/13                                     1,059,286
  1,000,000               Pulte Corp.
                            8.125%  03/01/11                                     1,175,130
  1,000,000               Pulte Homes Inc.
                            7.875%  08/01/11                                     1,165,923
                                                                             -------------
                                                                                 3,899,267
                                                                             -------------
               0.8%       BUSINESS SERVICES
    750,000               ARAMARK Services Inc.
                            7.000%  07/15/06                                       797,078
                                                                             -------------

               0.7%       CASINOS & GAMING
    700,000               Mirage Resorts Inc.
                            6.750%  02/01/08                                       728,000
                                                                             -------------

               3.6%       CHEMICALS
    750,000               ICI Wilmington
                            4.375%  12/01/08                                       759,345
    500,000               IMC Global Inc.
                            6.875%  07/15/07                                       532,500
  2,000,000               Monsanto Co.
                            7.375%  08/15/12                                     2,345,258
                                                                             -------------
                                                                                 3,637,103
                                                                             -------------
               1.9%       COMPUTER & RELATED

    750,000               Computer Sciences Corp.
                            7.375%  06/15/11                                       870,466
  1,000,000               NCR Corp.
                            7.125%  06/15/09                                     1,110,105
                                                                             -------------
                                                                                 1,980,571
                                                                             -------------
               3.1%       CONGLOMERATES
    750,000               Hutchison Whampoa Int'l. Ltd. (144A)
                            6.250%  01/24/14                                       771,263
    500,000               Olin Corp.
                            9.125%  12/15/11                                       620,385
  1,000,000               Temple-Inland Inc.
                            7.875%  05/01/12                                     1,182,780
    500,000               Tyco International Group SA
                            6.000%  11/15/13                                       540,573
                                                                             -------------
                                                                                 3,115,001
                                                                             -------------
               0.7%       CONSUMER PRODUCTS
    750,000               Eastman Kodak Co.
                            3.625%  05/15/08                                       735,226
                                                                             -------------

               5.2%       FINANCIAL SERVICES
    500,000               Boeing Capital Corp.
                            5.400%  11/30/09                                       529,453
    750,000               CIT Group Inc.
                            5.000%  02/13/14                                       748,375
    750,000               Countrywide Home Loan
                            4.125%  09/15/09                                       749,503
    750,000               General Electric Capital Corp.
                            6.000%  06/15/12                                       825,269
    500,000               Goldman Sachs Group Inc.
                            5.150%  01/15/14                                       503,949
    750,000               Household Finance Corp.
                            6.375%  11/27/12                                       832,370
  1,000,000               Jefferies Group Inc.
                            7.750%  03/15/12                                     1,155,782
                                                                             -------------
                                                                                 5,344,701
                                                                             -------------
               2.5%       FOOD , BEVERAGE & TOBACCO
    750,000               Bunge Ltd. Finance Corp.
                            5.875%  05/15/13                                       791,666
    500,000               Gruma SA de C.V.
                            7.625%  10/15/07                                       548,750
  1,000,000               Tyson Foods Inc.
                            8.250%  10/01/11                                     1,186,753
                                                                             -------------
                                                                                 2,527,169
                                                                             -------------
               0.7%       FOREIGN GOVERNMENT
    750,000               United Mexican States
                            5.875%  01/15/14                                       763,125
                                                                             -------------

               5.0%       FORESTRY & PAPER PRODUCTS
  1,000,000               Abitibi Consolidated Inc.
                            7.400%  04/01/18                                       932,500
  1,000,000               Domtar Inc.
                            7.875%  10/15/11                                     1,156,471
    500,000               International Paper Co.
                            5.300%  04/01/15                                       498,207
  1,000,000               Potlatch Corp.
                            12.500%  12/01/09                                    1,253,254
    500,000               Rock-Tenn Co.
                            5.625%  03/15/13                                       507,700
    750,000               Weyerhauser Co.
                            5.250%  12/15/09                                       785,849
                                                                             -------------
                                                                                 5,133,981
                                                                             -------------
               1.2%       HOTELS & MOTELS
    500,000               Cendant Corp.
                            6.875%  08/15/06                                       533,159
    700,000               ITT Corp.
                            6.750%  11/15/05                                       728,000
                                                                             -------------
                                                                                 1,261,159
                                                                             -------------
               5.0%       INSURANCE
    750,000               Assurant Inc.
                            5.625%  02/15/14                                       770,998
    750,000               Liberty Mutual (144A)
                            5.750%  03/15/14                                       746,465
    750,000               Loews Corp.
                            5.250%  03/15/16                                       756,723
  1,000,000               Nationwide CSN Trust (144A)
                            9.875%  02/15/25                                     1,067,927
  1,000,000               Radian Group Inc.
                            7.750%  06/01/11                                     1,162,673
    500,000               StanCorp Financial Group Inc.
                            6.875%  10/01/12                                       550,567
                                                                             -------------

                                                                                 5,055,353
                                                                             -------------
               1.3%       MACHINERY
    550,000               Briggs & Stratton
                            8.875%  03/15/11                                       659,312
    500,000               Tenaska Georgia Partners LP
                            9.500%  02/01/30                                       642,569
                                                                             -------------
                                                                                 1,301,881
                                                                             -------------
               1.8%       MEDICAL & RELATED
    500,000               HCA Inc.
                            5.750%  03/15/14                                       496,570
    750,000               Hospira Inc.
                            4.950%  06/15/09                                       769,676
    500,000               Manor Care Inc.
                            6.250%  05/01/13                                       539,324
                                                                             -------------
                                                                                 1,805,570
                                                                             -------------
               2.1%       METALS & MINING
  1,000,000               Teck Cominco
                            7.000%  09/15/12                                     1,102,620
  1,000,000               Timken Co.
                            5.750%  02/15/10                                     1,038,428
                                                                             -------------
                                                                                 2,141,048
                                                                             -------------
               7.4%       OIL, ENERGY & NATURAL GAS
    200,000               Atlantic Richfield BP Amoco
                            8.550%  03/01/12                                       250,990
    750,000               EnCana Corp
                            4.600%  08/15/09                                       769,835
  1,000,000               Enterprise Products Operating (144A)
                            4.625%  10/15/09                                     1,009,427
    750,000               Kinder Morgan Energy Partners LP
                            5.000%  12/15/13                                       745,852
    750,000               Marathon Oil Corp.
                            6.125%  03/15/12                                       816,422
  1,000,000               Ocean Energy Inc.
                            7.250%  10/01/11                                     1,137,398
  1,000,000               Southwest Gas Corp.
                            7.625%  05/15/12                                     1,163,423
    750,000               Valero Energy Corp.
                            6.875%  04/15/12                                       845,732
    750,000               XTO Energy Inc.
                            4.900%  02/01/14                                       746,899
                                                                             -------------
                                                                                 7,485,978
                                                                             -------------
               0.7%       PRINTING & PUBLISHING
    750,000               R.R. Donnelley & Sons Co.
                            4.950%  04/01/14                                       744,674
                                                                             -------------

               7.1%       REAL ESTATE & LEASING
  1,000,000               Bay Apartment Communities
                            6.625%  01/15/08                                     1,095,496
    900,000               Colonial Properties
                            8.050%  07/15/06                                       976,064
    750,000               Developers Divers Realty
                            3.875%  01/30/09                                       737,276
    750,000               ERP Operating LP
                            4.750%  06/15/09                                       770,127
    500,000               iStar Financial Inc.
                            5.700%  03/01/14                                       503,588
    750,000               Mack-Cali Realty LP
                            4.600%  06/15/13                                       723,588
  1,000,000               Rouse Co.
                            7.200%  09/15/12                                     1,076,198
    750,000               Simon Property Group LP (144A)
                            4.875%  08/15/10                                       761,147
    500,000               Spieker Properties LP
                            7.250%  05/01/09                                       563,504
                                                                             -------------
                                                                                 7,206,988
                                                                             -------------
               0.5%       RESTAURANTS
    500,000               Wendy's International Inc.
                            6.350%  12/15/05                                       519,975
                                                                             -------------

               3.5%       RETAIL
  1,000,000               Kroger Co.
                            6.200%  06/15/12                                     1,087,790
    750,000               May Department Stores Co. (144A)
                            5.750%  07/15/14                                       774,446
    500,000               Safeway Inc.
                            5.800%  08/15/12                                       524,368
  1,000,000               Staples Inc.
                            7.375%  10/01/12                                     1,160,200
                                                                             -------------
                                                                                 3,546,804
                                                                             -------------
               7.6%       TELECOMMUNICATIONS & RELATED

    500,000               AT&T Corp.
                            8.050%  11/15/11                                       561,875
    750,000               AT&T Wireless Services Inc.
                            7.875%  03/01/11                                       889,740
    750,000               BellSouth Corp.
                            4.200%  09/15/09                                       755,147
  1,000,000               CenturyTel Inc.
                            7.875%  08/15/12                                     1,164,123
  1,000,000               Citizens Communications
                            7.625%  08/15/08                                     1,055,000
    250,000               Deutsche Telekom Int'l. Finance
                            5.250%  07/22/13                                       256,281
  1,000,000               France Telecom
                            8.750%  03/01/11                                     1,198,601
    750,000               IntelSat Ltd.
                            7.625%  04/15/12                                       677,807
    500,000               Singapore Telecommunications (144A)
                            6.375%  12/01/11                                       555,840
    500,000               Sprint Capital Corp.
                            8.375%  03/15/12                                       606,436
                                                                             -------------
                                                                                 7,720,850
                                                                             -------------
               2.1%       TRANSPORTATION
    750,000               CSX Corp.
                            5.300%  02/15/14                                       758,500
    566,688               Federal Express Corp.
                            7.020%  01/15/16                                       612,853
    431,821               Northwest Airlines Inc.
                            8.070%  01/02/15                                       279,788
    500,000               Union Pacific Corp.
                            3.625%  06/01/10                                       482,581
                                                                             -------------
                                                                                 2,133,722
                                                                             -------------
              10.6%       UTILITIES
    500,000               Avista Corp.
                            9.750%  06/01/08                                       592,700
    500,000               CenterPoint Energy
                            5.950%  01/15/14                                       524,127
    750,000               Consumers Energy Co.
                            6.000%  02/15/14                                       804,658
    750,000               Duke Capital
                            5.500%  03/01/14                                       761,746
  1,000,000               Ipalco Enterprises
                            8.625%  11/14/11                                     1,135,000
    250,000               Kansas Gas & Electric
                            8.290%  03/29/16                                       259,375
    750,000               Metropolitan Edison (144A)
                            4.875%  04/01/14                                       739,419
    750,000               NiSource Finance Corp.
                            5.400%  07/15/14                                       769,707
    750,000               PSEG Power
                            5.000%  04/01/14                                       732,620
    750,000               Pepco Holdings Inc.
                            4.000%  05/15/10                                       731,086
    700,000               Texas Utilities Electric Co.
                            7.480%  01/01/17                                       779,843
  2,000,000               TransAlta Corp.
                            6.750%  07/15/12                                     2,196,842
    750,000               Virginia Electric & Power
                            4.750%  03/01/13                                       748,220
                                                                             -------------
                                                                                10,775,343
                                                                             -------------
               0.7%       WASTE MANAGEMENT
    750,000               Waste Management Inc.
                            5.000%  03/15/14                                       752,498
                                                                             -------------

              95.2%       TOTAL LONG-TERM BONDS & NOTES                      $  96,987,357
                                                                             -------------

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                 SHORT-TERM BONDS & NOTES                  VALUE
-------------------------------------------------------------------------------------------
               3.8%       FINANCIAL SERVICES
$ 3,851,000               AIG Funding Inc.
                            1.650%  10/01/04                                 $   3,851,000
                                                                             -------------
               0.4%       OIL, ENERGY & NATURAL GAS
    400,000               Transocean Sedco Forex
                            6.750%  04/15/05                                       407,500
                                                                             -------------
               0.5%       UTILITIES
    500,000               Great Lakes Power
                            8.300%  03/01/05                                       510,320
                                                                             -------------

               4.7%       TOTAL SHORT-TERM BONDS & NOTES                     $   4,768,820
                                                                             -------------

              99.9%       TOTAL HOLDINGS (COST $95,683,969)(a)               $ 101,756,177

                0.1%      NET OTHER ASSETS (LIABILITIES)                            62,367
                                                                             -------------
              100.0%      NET ASSETS                                         $ 101,818,544
                                                                             =============

------------

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,779,609.

   (144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $7,200,009 or 7.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
OMNI PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

               % OF                                                               FAIR
   SHARES   NET ASSETS                    U.S. COMMON STOCKS                     VALUE
-------------------------------------------------------------------------------------------
               1.5%       AEROSPACE & DEFENSE
     26,400               Honeywell International Inc.                       $     946,704
                                                                             -------------

               7.9%       BANKING
     20,366               Bank of America Corp.                                    882,458
     28,697               Citigroup Inc.                                         1,266,112
     30,600               JPMorgan Chase & Co.                                   1,215,738
     42,300               Sovereign Bancorp Inc.                                   922,986
     12,600               SunTrust Banks Inc.                                      887,166
                                                                             -------------
                                                                                 5,174,460
                                                                             -------------
               3.5%       BIOTECHNOLOGY & DRUGS
      7,200             * Amgen Inc.                                               408,096
     17,400               Johnson & Johnson Inc.                                   980,142
     29,900               Pfizer Inc.                                              914,940
                                                                             -------------
                                                                                 2,303,178
                                                                             -------------
               3.1%       BROADCAST RADIO & TV
     56,500             * DIRECTV Group Inc.                                       993,835
     64,900             * Time Warner Inc.                                       1,047,486
                                                                             -------------
                                                                                 2,041,321
                                                                             -------------
               1.5%       CHEMICALS
     26,500               Monsanto Co.                                             965,130
                                                                             -------------

               4.8%       COMPUTER & RELATED
     10,000               International Business Machines Corp.                    857,400
     55,600               Microsoft Corp.                                        1,537,340
     66,900             * Oracle Corp.                                             754,632
                                                                             -------------
                                                                                 3,149,372
                                                                             -------------
               4.8%       CONGLOMERATES
     15,200               Emerson Electric Co.                                     940,728
     39,100               General Electric Co.                                   1,312,978
      9,600               United Technologies Corp.                                896,448
                                                                             -------------
                                                                                 3,150,154
                                                                             -------------
               4.3%       CONSUMER PRODUCTS
     20,200               Colgate-Palmolive Co.                                    912,636
     22,700               Gillette Co.                                             947,498
     17,500               Procter & Gamble Co.                                     947,100
                                                                             -------------
                                                                                 2,807,234
                                                                             -------------
               1.2%       ELECTRONICS/SEMICONDUCTORS
     41,300             * Altera Corp.                                             808,241
                                                                             -------------

               3.4%       FINANCIAL SERVICES
     18,200               American Express Co.                                     936,572
     16,800               Franklin Resources Inc.                                  936,768
      7,500               Merrill Lynch & Co. Inc.                                 372,900
                                                                             -------------
                                                                                 2,246,240
                                                                             -------------
               2.7%       FOOD, BEVERAGE & TOBACCO
     18,600               Altria Group Inc.                                        874,944
     22,900               Coca-Cola Co.                                            917,145
                                                                             -------------
                                                                                 1,792,089
                                                                             -------------
               5.3%       INSURANCE
     13,400               American International Group Inc.                        911,066
     11,000             * Anthem Inc.                                              959,750
     13,200               Chubb Corp.                                              927,696
     10,400               Hartford Financial Services Group Inc.                   644,072
                                                                             -------------
                                                                                 3,442,584
                                                                             -------------
               2.0%       MACHINERY
      4,500               Caterpillar Inc.                                         362,025
     14,500               Deere & Co.                                              935,975
                                                                             -------------
                                                                                 1,298,000
                                                                             -------------
               2.1%       MEDICAL & RELATED
      5,700               Guidant Corp.                                            376,428
      9,100               HCA Inc.                                                 347,165
      8,600            *  St. Jude Medical Inc.                                    647,322
                                                                             -------------
                                                                                 1,370,915
                                                                             -------------
               0.3%       METALS & MINING
      2,300               Phelps Dodge Corp.                                       211,669
                                                                             -------------

               7.8%       OIL, ENERGY & NATURAL GAS
     18,400               Apache Corp.                                             922,024
     17,000               ChevronTexaco Corp.                                      911,880
     26,300               Exxon Mobil Corp.                                      1,271,079
     16,900               Occidental Petroleum Corp.                               945,217
     33,200               XTO Energy Inc.                                        1,078,336
                                                                             -------------
                                                                                 5,128,536
                                                                             -------------

               3.2%       RETAIL
     20,500               Target Corp.                                             927,625
     21,600               Wal-Mart Stores Inc.                                   1,149,120
                                                                             -------------
                                                                                 2,076,745
                                                                             -------------
               1.1%       SCIENTIFIC & TECHNICAL INSTR.
     42,000               PerkinElmer Inc.                                         723,240
                                                                             -------------

               4.2%       TELECOMMUNICATIONS & RELATED
     14,000               L-3 Communications Holdings Inc.                         938,000
     23,700               QUALCOMM Inc.                                            925,248
     34,700               SBC Communications Inc.                                  900,465
                                                                             -------------
                                                                                 2,763,713
                                                                             -------------
               1.0%       TRANSPORTATION
     13,200             * Yellow Roadway Corp.                                     618,948
                                                                             -------------

              65.7%       TOTAL U.S. COMMON STOCKS                           $  43,018,473
                                                                             -------------

               % OF                                                               FAIR
   SHARES   NET ASSETS                  FOREIGN COMMON STOCKS                    VALUE
-------------------------------------------------------------------------------------------
               3.4%       BERMUDA
               1.4%       BUSINESS SERVICES
     34,000             * Accenture Ltd.                                     $     919,700
               0.9%       CONGLOMERATES
     18,700               Tyco International Ltd.                                  573,342
               1.1%       FOOD, BEVERAGE & TOBACCO
     18,000               Bunge Ltd.                                               719,640
                                                                             -------------
                          TOTAL BERMUDA                                          2,212,682
                                                                             -------------

               3.4%       TOTAL FOREIGN STOCKS                               $   2,212,682
                                                                             -------------

              69.1%       TOTAL COMMON STOCKS                                $  45,231,155
                                                                             -------------

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                 LONG-TERM BONDS & NOTES                   VALUE
-------------------------------------------------------------------------------------------
               2.1%       AUTOMOTIVE & RELATED
  $ 250,000               DaimlerChrysler NA Hldg.
                            6.500%  11/15/13                                 $     271,723
    250,000               Ford Motor Credit Co.
                            7.000%  10/01/13                                       264,764
    500,000               General Motors Acceptance Corp.
                            7.750%  01/19/10                                       550,029
    250,000               Lear Corp. (144A)
                            5.750%  08/01/14                                       258,025
                                                                             -------------
                                                                                 1,344,541
                                                                             -------------
               1.6%       BANKING
    250,000               Capital One Bank
                            5.125%  02/15/14                                       249,731
    250,000               Citigroup Inc.
                            4.250%  07/29/09                                       254,536
    250,000               MBNA America Bank NA
                            4.625%  08/03/09                                       255,698
    250,000               Mellon Funding Corp.
                            5.500%  11/15/18                                       258,020
                                                                             -------------
                                                                                 1,017,985
                                                                             -------------
               0.9%       BIOTECHNOLOGY & DRUGS
    500,000               American Home Products/Wyeth
                            6.700%  03/15/11                                       556,724
                                                                             -------------

               2.4%       BROADCAST RADIO & TV
    250,000               Comcast Cable Communications
                            6.200%  11/15/08                                       270,401
    500,000               Cox Communications Inc.
                            6.750%  03/15/11                                       535,843
    250,000               Rogers Cable Inc.
                            5.500%  03/15/14                                       231,250
    500,000               Walt Disney Company
                            6.200%  06/20/14                                       544,654
                                                                             -------------
                                                                                 1,582,148
                                                                             -------------
               0.8%       BUILDING & CONSTRUCTION
    250,000               Centex Corp.
                            5.125%  10/01/13                                       249,464
    250,000               Lennar Corp. (144A)
                            5.500%  09/01/14                                       254,302
                                                                             -------------
                                                                                   503,766
                                                                             -------------
               0.8%       BUSINESS SERVICES
    500,000               ARAMARK Services Inc.
                            8.150%  05/01/05                                       514,266
                                                                             -------------

               0.8%       CONGLOMERATES
    250,000               Hutchison Whampoa Int'l. Ltd. (144A)

                            6.250%  01/24/14                                       257,087
    250,000               Tyco International Group SA
                            6.000%  11/15/13                                       270,287
                                                                             -------------
                                                                                   527,374
                                                                             -------------
               0.4%       CONSUMER PRODUCTS
    250,000               Eastman Kodak Co.
                            3.625%  05/15/08                                       245,075
                                                                             -------------

               2.4%       FINANCIAL SERVICES
    250,000               CIT Group Inc.
                            5.000%  02/13/14                                       249,458
    250,000               Countrywide Home Loan
                            4.125%  09/15/09                                       249,834
    250,000               General Electric Capital Corp.
                            5.450%  01/15/13                                       265,302
    250,000               Goldman Sachs Group Inc.
                            5.150%  01/15/14                                       251,974
    500,000               Household Finance Co.
                            6.375%  11/27/12                                       554,913
                                                                             -------------
                                                                                 1,571,481
                                                                             -------------
               0.4%       FOOD , BEVERAGE & TOBACCO
    250,000               Bunge Ltd. Finance Corp.
                            5.875%  05/15/13                                       263,889
                                                                             -------------

               0.4%       FOREIGN GOVERNMENT
    250,000               United Mexican States
                            5.875%  01/15/14                                       254,375
                                                                             -------------

               0.8%       FORESTRY & PAPER PRODUCTS
    250,000               International Paper Co.
                            5.300%  04/01/15                                       249,103
    250,000               Weyerhauser Co.
                            5.950%  11/01/08                                       269,238
                                                                             -------------
                                                                                   518,341
                                                                             -------------
               1.2%       GOVERNMENT
    800,000               U.S. Treasury Bond
                            3.625%  05/15/13                                       780,688
                                                                             -------------

               2.8%       INSURANCE
    250,000               Assurant Inc.
                            5.625%  02/15/14                                       256,999
    250,000               MetLife Corp.
                            5.375%  12/15/12                                       259,640
  1,000,000               Nationwide CSN Trust (144A)
                            9.875%  02/15/25                                     1,067,927
    250,000               Travelers Property & Casualty
                            3.750%  03/15/08                                       252,081
                                                                             -------------
                                                                                 1,836,647
                                                                             -------------
               1.9%       OIL, ENERGY & NATURAL GAS
    250,000               EnCana Corp.
                            4.600%  08/15/09                                       256,612
    250,000               Enterprise Products Operating (144A)
                            4.625%  10/15/09                                       252,357
    250,000               Occidental Petroleum
                            4.250%  03/15/10                                       251,595
    250,000               Valero Energy Corp.
                            4.750%  06/15/13                                       245,319
    250,000               XTO Energy Inc.
                            4.900%  02/01/14                                       248,966
                                                                             -------------
                                                                                 1,254,849
                                                                             -------------
               0.4%       PRINTING & PUBLISHING
    250,000               R.R. Donnelley & Sons Co.
                            3.750%  04/01/09                                       246,495
                                                                             -------------

               1.2%       REAL ESTATE & LEASING
    250,000               Duke Realty Corp.
                            4.625%  05/15/13                                       243,564
    250,000               EOP Operating LP
                            5.875%  01/15/13                                       263,750
    250,000               Simon Property Group LP (144A)
                            4.875%  08/15/10                                       253,716
                                                                             -------------
                                                                                   761,030
                                                                             -------------
               1.2%       RETAIL
    250,000               May Department Stores Co. (144A)
                            4.800%  07/15/09                                       255,131
    500,000               Safeway Inc.
                            5.800%  08/15/12                                       524,368
                                                                             -------------
                                                                                   779,499
                                                                             -------------
               1.5%       TELECOMMUNICATIONS & RELATED
    250,000               AT&T Corp.

                            8.050%  11/15/11                                       280,938
    250,000               BellSouth Corp.
                            4.200%  09/15/09                                       251,716
    500,000               Verizon Florida Inc.
                            6.125%  01/15/13                                       534,418
                                                                             -------------
                                                                                 1,067,072
                                                                             -------------
               0.4%       TRANSPORTATION
    250,000               CSX Corp.
                            5.300%  02/15/14                                       252,834
                                                                             -------------

               2.2%       UTILITIES
    250,000               Consumers Energy Co.
                            6.000%  02/15/14                                       268,219
    250,000               Duke Capital
                            5.500%  03/01/14                                       253,916
    250,000               PSEG Power
                            5.000%  04/01/14                                       244,207
    250,000               PEPCO Holding Inc.
                            4.000%  05/15/10                                       243,695
    250,000               Southern Power Co.
                            4.875%  07/15/15                                       244,066
    250,000               Virginia Electric & Power
                            4.750%  03/01/13                                       249,407
                                                                             -------------
                                                                                 1,503,510
                                                                             -------------
               0.4%       WASTE MANAGEMENT
    250,000               Waste Management Inc.
                            5.000%  03/15/14                                       250,833
                                                                             -------------

              27.0%       TOTAL LONG-TERM BONDS & NOTES                      $  17,633,422
                                                                             -------------

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                  REPURCHASE AGREEMENTS                     VALUE
-------------------------------------------------------------------------------------------
$ 2,195,000    3.3%       FINANCIAL SERVICES
                          US Bank  1.250%  10/01/04
                            Repurchase price $2,195,150
                            Collateralized by Freddie Mac Gold
                            Mortgage Back Pool #C01528
                            Fair Value:  $2,239,064
                            Due:  04/01/33
                            Interest:  5.000%                                $   2,195,000
                                                                             -------------
               3.3%       TOTAL REPURCHASE AGREEMENTS                        $   2,195,000
                                                                             -------------

              99.4%       TOTAL HOLDINGS (COST $63,404,511) (a)              $  65,059,577
               0.6%       NET OTHER ASSETS (LIABILITIES)                           367,040
                                                                             -------------
             100.0%       NET ASSETS                                         $  65,426,617
                                                                             =============

------------
      *     Non-income producing securities.

     (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,932,770.

  (144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $2,598,545 or 4.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

               % OF                                                               FAIR
   SHARES   NET ASSETS                  FOREIGN COMMON STOCKS                    VALUE
-------------------------------------------------------------------------------------------
              22.0%       UNITED KINGDOM
    217,600               Amvescap PLC (6)                                   $   1,181,220
    174,200               Diageo PLC (10)                                        2,177,829
    173,900               GlaxoSmithKline PLC (15)                               3,756,281
    389,500               Hays PLC (4)                                             938,240
     84,850               Reckitt Benckiser PLC (11)                             2,082,686
     91,100               Rio Tinto PLC (13)                                     2,451,513
     61,528               Royal Bank of Scotland PLC Edinburgh (2)               1,779,831
     89,200               Smiths Industries (3)                                  1,200,713
    385,100               Tesco PLC (9)                                          1,991,464
  1,599,749               Vodafone Group PLC (20)                                3,841,157
                                                                             -------------
                                                                                21,400,934
                                                                             -------------
              19.6%       JAPAN
        300               Dentsu Inc. (14)                                         805,998
     21,800               Fanuc Ltd. (3)                                         1,152,806
    111,000               Hitachi Ltd. (19)                                        670,887
     38,100               Honda Motor Co. Ltd. (1)                               1,852,674
     10,000               Hoya Corp. (19)                                        1,050,859
    147,000               Matsushita Electric Industrial Co. (5)                 1,970,168
    257,000               Mitsubishi Electric Corp. (3)                          1,223,277
        241               Mitsubishi Tokyo Financial Group Inc. (2)              2,009,659
     27,500               Secom Co. Ltd. (4)                                       958,081
     22,800               Seiko Epson Corp. (19)                                   976,555
     49,000               Seven-Eleven Japan (9)                                 1,403,840
     98,000               Sharp Corp. (5)                                        1,351,740
    279,000               Sumitomo Chemical Co. (13)                             1,325,977
     34,000               Takeda Pharmaceutical Co. Ltd. (15)                    1,549,111
     23,700               Yamanouchi Pharmaceutical Co. Ltd. (15)                  768,863
                                                                             -------------
                                                                                19,070,495
                                                                             -------------
              10.5%       SWITZERLAND
     32,800               Compagnie Financiere Richemont AG (5)                    910,132
     29,600               Credit Suisse Group (6)                                  947,013
      8,100               Nestle SA (10)                                         1,862,347
     37,795               Roche Holding AG - GENUSS (15)                         3,921,300
     36,000               UBS AG (6)                                             2,541,058
                                                                             -------------
                                                                                10,181,850
                                                                             -------------
              10.3%       GERMANY
     20,100               BASF AG (13)                                           1,183,374
     32,400               Bayer AG (13)                                            887,506
    145,000            *  Deutsche Telekom AG (20)                               2,696,029
      1,300               Porsche AG Pfd. (1)                                      843,656
     13,400               SAP AG (18)                                            2,090,077
     31,400               Siemens AG (3)                                         2,310,283
                                                                             -------------
                                                                                10,010,925
                                                                             -------------
               9.6%       FRANCE
     62,900               AXA (12)                                               1,276,823
     13,300               BNP Paribas SA (2)                                       861,779
     42,500               Dassault Systemes SA (18)                              1,988,096
     38,800               France Telecommunications (20)                           970,202
     20,300               Schneider Electric SA (3)                              1,317,794
      8,809               Total SA Class B (7)                                   1,800,568
     39,300               Veolia Environnement (21)                              1,133,812
                                                                             -------------
                                                                                 9,349,074
                                                                             -------------
               4.7%       CANADA
     19,800               Alcan Aluminum Ltd. (13)                                 946,440
     25,200            *  Cognos Inc. (18)                                         895,104
     57,100            *  Glamis Gold Ltd. (13)                                  1,069,483
     83,000               Placer Dome Inc. (13)                                  1,650,040
                                                                             -------------
                                                                                 4,561,067
                                                                             -------------
               2.5%       TAIWAN
    343,420               Taiwan Semiconductor Manufacturing Co. ADR (17)        2,452,019
                                                                             -------------

               2.1%       FINLAND
     71,700               Nokia Oyj (19)                                           986,900
     78,800               Stora Enso Oyj Class R (13)                            1,068,371
                                                                             -------------
                                                                                 2,055,271
                                                                             -------------
               1.8%       NETHERLANDS
    134,628            *  ASM Lithography Holding NV (17)                        1,735,448
                                                                             -------------

               1.8%       AUSTRALIA
     52,634               News Corp. Ltd. ADR (14)                               1,730,080
                                                                             -------------

               1.5%       RUSSIA

     41,850               Gazprom ADR (7)                                        1,497,837
                                                                             -------------

               1.3%       ITALY
     47,900               Assicurazioni Generali SpA (12)                        1,321,000
                                                                             -------------

               1.3%       SINGAPORE
    151,000               Oversea-Chinese Banking Corp. Ltd. (2)                 1,255,435
                                                                             -------------

               1.3%       HONG KONG
    133,000               Sun Hung Kai Properties (16)                           1,253,709
                                                                             -------------

               1.2%       ISRAEL
     44,300               Teva Pharmaceutical Industries Ltd. ADR (15)           1,149,585
                                                                             -------------

               1.1%       MEXICO
     19,600               Grupo Televisa S.A. GDR (14)                           1,033,508
                                                                             -------------

               1.0%       SPAIN
     45,500               Repsol YPF SA (7)                                        999,815
                                                                             -------------

               1.0%       GUERNSEY
     43,100            *  Amdocs Ltd. (18)                                         940,873
                                                                             -------------

              94.6%       TOTAL FOREIGN COMMON STOCKS                        $  91,998,925
                                                                             -------------

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                  REPURCHASE AGREEMENTS                    VALUE
-------------------------------------------------------------------------------------------
               4.7%       FINANCIAL SERVICES
$ 4,616,000               State Street Bank 0.350% due 10/01/04
                            Repurchase price $4,616,045
                            Collateralized by U.S. Treasury Note
                            Fair Value:  $4,711,735
                            Due:  08/15/27
                            Interest:  6.375%                                $   4,616,000
                                                                             -------------
               4.7%       TOTAL REPURCHASE AGREEMENTS                        $   4,616,000
                                                                             -------------

              99.3%       TOTAL HOLDINGS (COST $88,627,466)(a)               $  96,614,925
               0.7%       NET OTHER ASSETS (LIABILITIES)                           691,335
                                                                             -------------
             100.0%       NET ASSETS                                         $  97,306,260
                                                                             =============

------------
      *     Represents non-income producing securities.

    (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,262,599.

    ADR (American depository receipt) represents ownership of foreign securities.

            INDUSTRY CLASSIFICATIONS (% OF NET ASSETS)

             (1)    Automobiles & Components                               2.8%
             (2)    Banks                                                  6.1%
             (3)    Capital Goods                                          7.4%
             (4)    Commercial Services & Supplies                         1.9%
             (5)    Consumer Durables & Apparel                            4.3%
             (6)    Diversified Financials                                 4.8%
             (7)    Energy                                                 4.4%
             (8)    Financial Services                                     4.7%
             (9)    Food & Staples Retailing                               3.5%
             (10)   Food, Beverage & Tobacco                               4.2%
             (11)   Household & Personal Products                          2.1%
             (12)   Insurance                                              2.7%
             (13)   Materials                                             10.9%
             (14)   Media                                                  3.7%
             (15)   Pharmaceuticals & Biotechnology                       11.4%
             (16)   Real Estate                                            1.3%
             (17)   Semiconductors & Equipment                             4.3%
             (18)   Software & Services                                    6.1%
             (19)   Technology Hardware & Equipment                        3.8%
             (20)   Telecommunication Services                             7.7%
             (21)   Utilities                                              1.2%

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                        U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                1.0%        ADVERTISING
     112,000             *  Interpublic Group of Cos. Inc.                           $     1,186,080
                                                                                     ---------------

                1.4%        AEROSPACE & DEFENSE
      14,200                Lockheed Martin Corp.                                            792,076
      14,900                Northrop Grumman Corp.                                           794,617
                                                                                     ---------------
                                                                                           1,586,693
                                                                                     ---------------
                1.2%        AUTOMOTIVE & RELATED
      36,800             *  Navistar International Corp.                                   1,368,592
                                                                                     ---------------

                3.0%        BANKING
      76,500                Bank of New York Co.                                           2,231,505
      31,704                JPMorgan Chase & Co.                                           1,259,600
                                                                                     ---------------
                                                                                           3,491,105
                                                                                     ---------------
                3.5%        BIOTECHNOLOGY & DRUGS
      36,700                Cambrex Corp.                                                    805,565
      53,900             *  MedImmune Inc.                                                 1,277,430
      23,700                Merck & Co. Inc.                                                 782,100
      38,100                Pfizer Inc.                                                    1,165,860
                                                                                     ---------------
                                                                                           4,030,955
                                                                                     ---------------
                4.8%        BROADCAST RADIO & TV
     153,300             *  DIRECTV Group Inc.                                             2,696,547
      82,800             *  Radio One Inc. CL D                                            1,178,244
      49,700                Viacom Inc. CL B                                               1,667,932
                                                                                     ---------------
                                                                                           5,542,723
                                                                                     ---------------
                2.4%        BUSINESS SERVICES
      42,200             *  Hewitt Associates Inc.                                         1,116,612
      36,800                Manpower Inc.                                                  1,637,232
                                                                                     ---------------
                                                                                           2,753,844
                                                                                     ---------------
                3.9%        CHEMICALS
      50,200                E.I. DuPont de Nemours                                         2,148,560
      69,300                Great Lakes Chemical Corp.                                     1,774,080
      24,200             *  Westlake Chemical Corp.                                          539,660
                                                                                     ---------------
                                                                                           4,462,300
                                                                                     ---------------
                8.2%        COMPUTER & RELATED
     115,800             *  McAfee Inc.                                                    2,327,580
      98,600                Microsoft Corp.                                                2,726,290
      57,300             *  PeopleSoft Inc.                                                1,137,405
     175,000                Symbol Technologies Inc.                                       2,212,000
     131,100             *  Tibco Software Inc.                                            1,115,661
                                                                                     ---------------
                                                                                           9,518,936
                                                                                     ---------------
                2.5%        CONGLOMERATES
      89,900                Olin Corp.                                                     1,798,000
      16,100                Temple-Inland Inc.                                             1,081,115
                                                                                     ---------------
                                                                                           2,879,115
                                                                                     ---------------
                1.4%        CONSUMER PRODUCTS
      44,600                Polo Ralph Lauren Corp.                                        1,622,102
                                                                                     ---------------

                2.1%        EDUCATION
      25,300             *  Education Management Corp.                                       673,992
      47,300             *  ITT Educational Services Inc.                                  1,705,165
                                                                                     ---------------
                                                                                           2,379,157
                                                                                     ---------------
                1.0%        ELECTRONICS/SEMICONDUCTORS
      267,400            *  Agere Systems Inc. CL B                                          272,748
       37,100            *  Agilent Technologies Inc.                                        800,247
        8,700            *  GrafTech International Ltd.                                      121,365
                                                                                     ---------------
                                                                                           1,194,360
                                                                                     ---------------
                5.3%        FINANCIAL SERVICES
       36,500               Eaton Vance Corp.                                              1,474,235
       91,900               Janus Capital Group Inc.                                       1,250,759
       47,200               Mellon Financial Corp.                                         1,306,968
       24,400               Merrill Lynch & Co. Inc.                                       1,213,168
       26,000               National Financial Partners Corp.                                930,280
                                                                                     ---------------
                                                                                           6,175,410
                                                                                     ---------------
                5.2%        FORESTRY & PAPER PRODUCTS
       69,200               Boise Cascade Corp.                                            2,302,976
       26,100               International Paper Co.                                        1,054,701
       18,900               Kimberly-Clark Corp.                                           1,220,751
       44,100               MeadWestvaco Corp.                                             1,406,790
                                                                                     ---------------
                                                                                           5,985,218
                                                                                     ---------------
                7.7%        INSURANCE
       23,400               American International Group Inc.                              1,590,966
       21,200               CIGNA Corp.                                                    1,476,156

   66,500                *  Conseco Inc.                                                   1,174,390
   53,300                   Principal Financial Group Inc.                                 1,917,201
   47,920                   St. Paul Travelers Cos. Inc.                                   1,584,235
   71,800                   UnumProvident Corp.                                            1,126,542
                                                                                     ---------------
                                                                                           8,869,490
                                                                                     ---------------
                1.9%        MEDICAL & RELATED
  27,000                 *  Community Health Systems Inc.                                    720,360
 132,800                 *  Tenet Healthcare Corp.                                         1,432,912
                                                                                     ---------------
                                                                                           2,153,272
                                                                                     ---------------
                3.1%        METALS & MINING
  67,200                    Alcoa Inc.                                                     2,257,248
  18,200                    Arch Coal Inc.                                                   645,918
  17,900                    CONSOL Energy Inc.                                               624,531
                                                                                     ---------------
                                                                                           3,527,697
                                                                                     ---------------
                1.4%        MOTION PICTURES
  82,700                 *  Westwood One Inc.                                              1,634,979
                                                                                     ---------------

                8.1%        OIL, ENERGY & NATURAL GAS
  41,600                 *  Cooper Cameron Corp.                                           2,281,344
  76,700                    Lyondell Chemical Co.                                          1,722,682
  56,200                 *  National-Oilwell Inc.                                          1,846,732
 106,300                 *  Rowan Cos. Inc.                                                2,806,320
  39,500                 *  TODCO                                                            685,325
                                                                                     ---------------
                                                                                           9,342,403
                                                                                     ---------------
                0.9%        PERSONAL SERVICES
  26,900                 *  Weight Watchers International Inc.                             1,044,258
                                                                                     ---------------

                6.2%        RETAIL
  31,300                 *  IAC InterActiveCorp.                                             689,226
 124,700                 *  Kroger Co.                                                     1,935,344
  42,000                 *  Linens'n Things Inc.                                             973,140
  69,900                 *  Medco Health Solutions Inc.                                    2,159,910
  80,200                 *  Toys R Us Inc.                                                 1,422,748
                                                                                     ---------------
                                                                                           7,180,368
                                                                                     ---------------
                1.7%        TELECOMMUNICATIONS & RELATED
  74,700                    SBC Communications Inc.                                        1,938,465
                                                                                     ---------------

                1.0%        TRANSPORTATION
  36,200                    CSX Corp.                                                      1,201,840
                                                                                     ---------------

                0.5%        UTILITIES
 175,900                 *  Aquila Inc.                                                      548,808
                                                                                     ---------------

                79.4%       TOTAL U.S. COMMON STOCKS                                 $    91,618,170
                                                                                     ---------------

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
                4.2%        BERMUDA
                4.2%        INSURANCE
      87,200                Assured Guaranty Ltd.                                    $     1,452,752
      51,000                Axis Capital Holdings Ltd.                                     1,326,000
      28,600                XL Capital Ltd.                                                2,116,114
                                                                                     ---------------
                                                                                           4,894,866
                                                                                     ---------------
                1.6%        BRAZIL
                1.6%        METALS & MINING
      79,400             *  Companhia Vale Do Rio Doce ADR                                 1,784,118
                                                                                     ---------------

                1.3%        CHINA
                1.3%        METALS & MINING
      22,800                Aluminum Corp. of China Ltd. ADR                               1,513,008
                                                                                     ---------------

                0.8%        FINLAND
                0.8%        TELECOMMUNICATIONS & RELATED
      65,000                Nokia Corp. ADR                                                  891,800
                                                                                     ---------------

                2.5%        NETHERLANDS
                2.5%        OIL, ENERGY & NATURAL GAS
      43,600                Schlumberger Ltd.                                              2,934,716
                                                                                     ---------------

                2.0%        SOUTH AFRICA
                2.0%        METALS & MINING
     165,300                Harmony Gold Mining Co. ADR                                    2,251,386
                                                                                     ---------------

               12.4%        TOTAL FOREIGN COMMON STOCKS                              $    14,269,894
                                                                                     ---------------

               91.8%        TOTAL COMMON STOCKS                                      $   105,888,064
                                                                                     ---------------

    FACE            % OF                                                                    FAIR
   AMOUNT         NET ASSETS               SHORT-TERM NOTES                                VALUE
----------------------------------------------------------------------------------------------------
                      8.6%     FINANCIAL SERVICES
   $   4,211,000               American Express  1.730%  10/01/04                    $     4,211,000
       5,687,000               GE Capital Corp.  1.740%  10/01/04                          5,687,000
                                                                                     ---------------
                      8.6%     TOTAL SHORT-TERM NOTES                                $     9,898,000
                                                                                     ---------------

                    100.4%     TOTAL HOLDINGS (COST $110,565,315)(a)                 $   115,786,064
                     -0.4%     NET OTHER ASSETS (LIABILITIES)                               (438,558)
                                                                                     ---------------
                    100.0%     NET ASSETS                                            $   115,347,506
                                                                                     ===============

-------------
      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $12,379,718.

      ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
DISCOVERY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                 % OF                                                                      FAIR
   SHARES     NET ASSETS                       U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                 2.6%       BANKING
      42,575                BankAtlantic Bancorp Inc.                                $       779,974
      48,600                NewAlliance Bancshares Inc.                                      697,410
      32,200                Southwest Bancorp of Texas Inc.                                  648,508
                                                                                     ---------------
                                                                                           2,125,892
                                                                                     ---------------
                10.3%       BIOTECHNOLOGY & DRUGS
      44,925              * Endo Pharmaceuticals Holdings Inc.                               824,823
      36,675              * Eon Labs Inc.                                                    795,848
      88,675              * Impax Laboratories Inc.                                        1,362,048
      47,275              * MGI Pharma Inc.                                                1,261,770
      39,725                Medicis Pharmaceutical Corp.                                   1,550,864
      66,337              * Salix Pharmaceuticals Ltd.                                     1,427,572
      49,387              * SFBC International Inc.                                        1,299,372
                                                                                     ---------------
                                                                                           8,522,297
                                                                                     ---------------
                 1.1%       BROADCAST RADIO & TV
      61,625              * Cumulus Media Inc.                                               886,783
                                                                                     ---------------
                 0.6%       BUILDING & CONSTRUCTION
       6,475                CARBO Ceramics Inc.                                              467,106
                                                                                     ---------------
                 3.4%       BUSINESS SERVICES
      21,575              * Asset Acceptance Capital Corp.                                   366,127
      14,625              * Getty Images Inc.                                                808,763
      70,550                Gevity HR Inc.                                                 1,085,059
      61,875              * Lionbridge Technologies Inc.                                     531,506
                                                                                     ---------------
                                                                                           2,791,455
                                                                                     ---------------
                 3.3%       CAPITAL GOODS
      26,450              * Actuant Corp.                                                  1,090,004
      54,650                Hughes Supply Inc.                                             1,643,326
                                                                                     ---------------
                                                                                           2,733,330
                                                                                     ---------------
                 2.9%       CASINOS & GAMING
      31,225                Station Casinos Inc.                                           1,531,274
      34,850              * WMS Industries Inc.                                              895,297
                                                                                     ---------------
                                                                                           2,426,571
                                                                                     ---------------
                11.7%       COMPUTER & RELATED
      62,970              * Altiris Inc.                                                   1,993,000
       5,100              * ANSYS Inc.                                                       253,623
      39,600              * Avocent Corp.                                                  1,030,788
      50,575              * Concur Technologies Inc.                                         530,532
      95,350                GTECH Holdings Corp.                                           2,414,262
      51,725              * Macrovision Corp.                                              1,245,538
      20,575              * Perot Systems Corp.                                              330,435
      37,350              * Quest Software Inc.                                              415,332
      47,225              * RadiSys Corp.                                                    658,789
      48,550              * Sonic Solutions                                                  792,336
                                                                                     ---------------
                                                                                           9,664,635
                                                                                     ---------------
                 0.8%       CONSUMER PRODUCTS
      26,750                Herman Miller Inc.                                               659,388
                                                                                     ---------------
                 1.4%       EDUCATION
      42,450              * Education Management Corp.                                     1,130,868
                                                                                     ---------------

                 6.9%       ELECTRONICS/SEMICONDUCTORS
      55,225              * Aeroflex Inc.                                                    583,728
      55,875                AMETEK Inc.                                                    1,694,130
      34,100              * Brooks Automation Inc.                                           482,515
      52,775              * Entegris Inc.                                                    440,143
      35,325              * GrafTech International Ltd.                                      492,783
      57,900              * Semtech Corp.                                                  1,109,943
      42,125              * Sigmatel Inc.                                                    893,471
                                                                                     ---------------
                                                                                           5,696,713
                                                                                     ---------------
                 3.1%       ENTERTAINMENT & LEISURE
      28,075              * Life Time Fitness Inc.                                           720,405
      75,187              * Marvel Enterprises Inc.                                        1,094,722
      14,125                Polaris Industries Inc.                                          788,458
                                                                                     ---------------
                                                                                           2,603,585
                                                                                     ---------------
                 2.8%       FABRICATED PRODUCTS
      15,700                Fastenal Co.                                                     904,320
      31,350              * Trex Co. Inc.                                                  1,388,178
                                                                                     ---------------
                                                                                           2,292,498
                                                                                     ---------------
                 3.2%       HOTELS & MOTELS
      20,175                Choice Hotels International Inc.                               1,161,878
      47,725              * Gaylord Entertainment Co.                                      1,479,475
                                                                                     ---------------
                                                                                           2,641,353
                                                                                     ---------------
                 1.4%       INSURANCE
      20,975              * AMERIGROUP Corp.                                               1,179,844
                                                                                     ---------------

                 5.9%       MEDICAL & RELATED
      24,425              * Henry Schein Inc.                                              1,521,922
      30,800              * I-Flow Corp.                                                     445,984
      57,750              * Merit Medical Systems Inc.                                       872,603
      29,500                Mine Safety Appliances Co.                                     1,201,240
      17,125              * ResMed Inc.                                                      815,321
                                                                                     ---------------
                                                                                           4,857,070
                                                                                     ---------------
                 4.2%       OIL, ENERGY & NATURAL GAS
      52,075              * National-Oilwell Inc.                                          1,711,185
      20,000              * Quicksilver Resources Inc.                                       653,400
      88,475              * Superior Energy Services Inc.                                  1,143,097
                                                                                     ---------------
                                                                                           3,507,682
                                                                                     ---------------
                 3.7%       RESTAURANTS
      44,825              * RARE Hospitality International Inc.                            1,194,586
      16,875              * Red Robin Gourmet Burgers Inc.                                   736,931
      39,150                Ruby Tuesday Inc.                                              1,091,111
                                                                                     ---------------
                                                                                           3,022,628
                                                                                     ---------------
                 8.3%       RETAIL
      25,850              * Advance Auto Parts Inc.                                          889,240
      35,200              * Guitar Center Inc.                                             1,524,160
      31,325              * Hot Topic Inc.                                                   533,778
     100,655              * Insight Enterprises Inc.                                       1,695,030
      38,950              * PETCO Animal Supplies Inc.                                     1,272,107
      31,200              * Tuesday Morning Corp.                                            964,704
                                                                                     ---------------
                                                                                           6,879,019
                                                                                     ---------------
                 2.6%       SCIENTIFIC & TECHNICAL INSTR.
      11,250              * Dade Behring Holdings Inc.                                       626,828
      26,725              * Fisher Scientific International Inc.                           1,558,869
                                                                                     ---------------
                                                                                           2,185,697
                                                                                     ---------------
                 5.1%       TELECOMMUNICATIONS & RELATED
      16,600                ADTRAN Inc.                                                      376,488
      30,325                Harris Corp.                                                   1,666,055
      70,900              * Polycom Inc.                                                   1,405,238
     132,075              * Powerwave Technologies Inc.                                      813,582
                                                                                     ---------------
                                                                                           4,261,363
                                                                                     ---------------
                 6.1%       TRANSPORTATION
      21,075              * Forward Air Corp.                                                843,422
      33,200                J.B. Hunt Transport Services Inc.                              1,233,048
      30,900              * Knight Transportation Inc.                                       661,878
      32,125                Overnite Corp.                                                 1,009,689
      40,050              * Pacer International Inc.                                         656,820
      33,575                Wabtec Corp.                                                     627,517
                                                                                     ---------------
                                                                                           5,032,374
                                                                                     ---------------
                 1.1%       WASTE MANAGEMENT SERVICES
      19,550              * Stericycle Inc.                                                  897,345
                                                                                     ---------------

                92.5%       TOTAL U. S. COMMON STOCKS                                $    76,465,496
                                                                                     ---------------

                 % OF                                                                      FAIR
   SHARES     NET ASSETS                     FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
                 2.2%       CANADA
                 1.4%       FOOD, BEVERAGE & TOBACCO
      40,100              * Cott Corp.                                               $     1,156,484
                 0.8%       HOTELS & MOTELS
      23,450                Fairmont Hotels & Resorts Inc.                                   640,654
                                                                                     ---------------
                            TOTAL CANADA                                                   1,797,138
                                                                                     ---------------

                 0.9%       UNITED KINGDOM
                 0.9%       TRANSPORTATION
      13,475                UTi Worldwide Inc.                                               792,465
                                                                                     ---------------

                 3.1%       TOTAL FOREIGN COMMON STOCKS                              $     2,589,603
                                                                                     ---------------

                95.6%       TOTAL COMMON STOCKS                                      $    79,055,099
                                                                                     ---------------

                 % OF                                                                      FAIR
   SHARES     NET ASSETS                     EXCHANGE TRADED FUNDS                        VALUE
----------------------------------------------------------------------------------------------------
                 2.3%       EXCHANGE TRADED FUNDS
       6,700                iShares S&P Small Cap 600/Barra Growth Index Fund        $       632,279
      35,675                NASDAQ-100 Index Tracking Stock                                1,253,976
                                                                                     ---------------
                 2.3%       TOTAL EXCHANGE TRADED FUNDS                              $     1,886,255
                                                                                     ---------------

    FACE         % OF                                                                     FAIR
   AMOUNT     NET ASSETS                     REPURCHASE AGREEMENTS                       VALUE
----------------------------------------------------------------------------------------------------
                    1.7%      FINANCIAL SERVICES
$  1,420,000                  US Bank 1.250% 10/01/04
                              Repurchase price $1,420,097
                              Collateralized by Freddie Mac Gold
                              Mortgage Back Pool #C01528


                              Fair Value:  $1,448,506
                              Due:  04/01/33
                              Interest:  5.000%                                      $     1,420,000
                                                                                     ---------------
                    1.7%      TOTAL REPURCHASE AGREEMENTS                            $     1,420,000
                                                                                     ---------------

                   99.6%      TOTAL HOLDINGS (COST  $73,101,931) (a)                      82,361,354
                    0.4%      NET OTHER ASSETS (LIABILITIES)                                 294,398
                                                                                     ---------------
                    100%      NET ASSETS                                             $    82,655,752
                                                                                     ===============

-------------

      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal Income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,601,635.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
INTERNATIONAL SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
               24.1%        JAPAN
       2,700                Aeon Credit Service Ltd. (6)                             $       153,867
       6,400                Arrk Corp. (4)                                                   238,817
       1,700                ASKUL Corp. (18)                                                 106,392
      17,000                Calsonic Kansei Corp. (1)                                        123,604
      17,000                Central Glass Co. Ltd. (3)                                       125,071
      39,000                Chiyoda Corp. (4)                                                296,244
      41,000                Dowa Mining Co. (14)                                             275,939
      16,000                Fujikura (3)                                                      66,518
         100                Fullcast Co. Ltd. (4)                                            204,123
      18,000                Hitachi Koki Co. (5)                                             116,964
      49,000                Iino Kaiun Kaisha Ltd. (23)                                      243,543
         400                JAF Co. (6)                                                       21,089
       6,000                Japan Asia Investment Co. Ltd. (6)                                22,376
      23,000                JGC Corp. (4)                                                    234,351
      27,000                Kawasaki Kisen Kaisha Ltd. (23)                                  185,238
      13,000                Keihin Corp. (1)                                                 208,733
      21,000                Koyo Seiko Co. (3)                                               236,053
       3,500                Matsumotokiyoshi (9)                                              88,882
      45,000                Meisei Industrial Co. Ltd. (4)                                   154,248
       3,600                Meitec Corp. (4)                                                 129,802
       4,500                Ministop Co. Ltd. (9)                                             73,871
      96,000                Mitsubishi Materials Corp. (14)                                  203,877
      16,000                Mitsubishi Securities Co. Ltd. (6)                               154,591
      27,000                Mitsui Osk Lines (23)                                            162,413
      37,000                Nhk Spring Co. (1)                                               269,352
      61,000                Nippon Light Metal Co. (14)                                      136,579
      19,000                Nippon Thompson (3)                                              115,410
      35,000                Nsk (3)                                                          150,690
      28,000             *  Pacific Metals Co. Ltd. (14)                                     123,963
       6,400                Rinnai Corp (5)                                                  195,649
       5,400                Ryohin Keikaku Co. Ltd. (18)                                     233,625
      13,000                Showa Corp. (1)                                                  171,723
      32,000                Sumitomo Metal Mining Co. Ltd. (14)                              222,629
      23,000                Teikoku Oil Co. (7)                                              127,926
       8,900                THK Co. Ltd. (3)                                                 150,054
      15,400                Tokyo Steel Mfg. Co. (14)                                        261,866
      12,000                Ushio (3)                                                        202,972
       2,400                USS Co. Ltd. (18)                                                181,608
                                                                                     ---------------
                                                                                           6,370,652
                                                                                     ---------------
                9.2%        CANADA
      10,650             *  ATI Technologies Inc. (19)                                       163,697
      14,800                C.I. Fund Management Inc. (6)                                    184,875
      10,300             *  Celestica Inc. (21)                                              130,810
       7,300                Cinram International Inc. (4)                                    122,742
       6,700             *  Cognos Inc. (20)                                                 237,984
       6,400                Ensign Resource Service Group Inc. (7)                           117,508
       2,806                Industrial Alliance Life Insurance Co. (13)                      107,713
      14,900             *  Masonite International Corp. (3)                                 376,030
      11,200             *  Open Text Corp. (20)                                             193,312
      11,000                Pason Systems Inc. (7)                                           271,063
       3,800                SNC-Lavalin Group Inc. (4)                                       145,719
      17,700                Teck Corp. Class B (14)                                          381,978
                                                                                     ---------------
                                                                                           2,433,431
                                                                                     ---------------
                7.9%        UNITED KINGDOM
      71,400             *  Ark Therapeutics Group PLC (16)                                  100,900
      24,670                Cattles PLC (6)                                                  147,729
      11,000                Close Brothers Group PLC (6)                                     138,283
      23,800             *  CSR PLC (19)                                                     153,075
      25,600                Enterprise Inns PLC (12)                                         264,799
      30,700                Hit Entertainment PLC (15)                                       130,764
       6,200                Intermediate Capital Group PLC (6)                               120,162
      24,600                Kensington Group PLC (6)                                         178,657
      80,000                PHS Group PLC (4)                                                109,861
     120,700                Signet Group PLC (18)                                            250,351
      71,160                The Carphone Warehouse PLC (18)                                  192,330
      21,210                William Hill PLC (12)                                            204,949
      29,000             *  Wolfson Microelectronics PLC (19)                                 85,084
                                                                                     ---------------
                                                                                           2,076,944
                                                                                     ---------------
                6.2%        FRANCE
       6,000                Dassault Systemes SA (20)                                        280,672
       3,900                Essilor International SA (11)                                    251,269
       1,800             *  Etablissements Maurel et Prom (7)                                284,524

       2,400                Imerys SA (14)                                                   160,336
       7,704             *  JC Decaux SA (15)                                                175,751
       5,206                Neopost SA (21)                                                  335,389
       5,200                Publicis Groupe (15)                                             149,069
                                                                                     ---------------
                                                                                           1,637,010
                                                                                     ---------------
                5.7%        GERMANY
       1,400                Beru AG (1)                                                      100,684
       2,550                Celesio AG (11)                                                  173,811
       2,800                Fielmann AG (18)                                                 161,556
      14,200             *  GPC Biotech AG (16)                                              194,422
       1,390                Krones AG (3)                                                    128,465
       2,270                Medion AG (18)                                                    45,446
       1,800                MPC Muenchmeyer Petersen Capital AG (6)                          128,640
       1,300                Puma AG Rudolf Dassler Sport (5)                                 347,831
       9,950                Stada Arzneimittel AG (16)                                       221,385
                                                                                     ---------------
                                                                                           1,502,240
                                                                                     ---------------
                4.9%        ITALY
      13,523                Arnoldo Mondadori Editore (15)                                   128,311
       6,600                Campari Group (10)                                               332,569
       2,190             *  e.Biscom (22)                                                    109,114
      52,300                Hera SpA (24)                                                    133,696
       5,877                Lottomatica SpA (12)                                             163,066
       7,000                Recordati SpA (16)                                               138,103
      14,524                Saipem SpA (7)                                                   163,728
       3,500                Tod's SpA (5)                                                    135,236
                                                                                     ---------------
                                                                                           1,303,823
                                                                                     ---------------
                4.4%        SWITZERLAND
       2,200             *  Actelion Ltd. (16)                                               226,455
         798                Kuehne & Nagel International AG - Reg (23)                       131,186
           4                Lindt & Spruengli AG (10)                                         47,906
         131                Lindt & Spruengli AG (10)                                        151,076
       1,620             *  Logitech International SA (21)                                    78,631
       3,616             *  Micronas Semiconductor Holding AG (19)                           154,163
       1,230                Swatch Group AG Class B (5)                                      166,745
      25,400             *  TEMENOS Group AG (20)                                            194,397
                                                                                     ---------------
                                                                                           1,150,559
                                                                                     ---------------
                4.2%        NORWAY
      21,400                Aktiv Kapital ASA (6)                                            332,141
       7,666                Frontline Ltd. (7)                                               361,791
      12,800             *  Golar LNG Ltd. (23)                                              202,744
       8,000                ProSafe ASA (7)                                                  204,170
                                                                                     ---------------
                                                                                           1,100,846
                                                                                     ---------------
                3.9%        HONG KONG
      75,000                Citic Pacific Ltd. (3)                                           192,996
     166,000                Cosco Pacific Ltd. (23)                                          276,758
      50,500                Esprit Holdings Ltd. (18)                                        256,445
     151,000                Techtronic Industries Co. (5)                                    297,200
                                                                                     ---------------
                                                                                           1,023,399
                                                                                     ---------------
                3.6%        SOUTH KOREA
       8,000                G2R Inc. (15)                                                    150,934
      36,600             *  Hanaro Telecom Inc. (22)                                         101,879
      15,400                Inchon Iron & Steel (14)                                         171,031
      24,700             *  Kiryung Electronics (5)                                          133,912
       3,800                Reigncom Co. Ltd. (21)                                            78,040
       2,100             *  Samsung Electro-Mechanics Co. (21)                                53,755
       2,400                Samsung Fire & Marine Insurance (13)                             137,984
      49,594             *  Wooyoung Co. Ltd. (21)                                           134,483
                                                                                     ---------------
                                                                                             962,018
                                                                                     ---------------
                3.6%        IRELAND
      22,800                Anglo Irish Bank Corp. PLC (2)                                   421,705
      26,800                DePfa Bank PLC (2)                                               365,181
      14,000                IAWS Group PLC (10)                                              174,090
                                                                                     ---------------
                                                                                             960,976
                                                                                     ---------------
                2.4%        AUSTRALIA
      49,500                Patrick Corp. Ltd. (23)                                          204,471
      28,500                Toll Holdings Ltd. (23)                                          240,992
      46,310                WMC Resources Ltd. (14)                                          180,584
                                                                                     ---------------
                                                                                             626,047
                                                                                     ---------------
                2.0%        DENMARK
       1,910                Coloplast Class B (11)                                           184,910
      13,000                GN Store Nord AS (11)                                            131,664
       4,550                Novozymes A/S Class B (14)                                       205,502
                                                                                     ---------------
                                                                                             522,076
                                                                                     ---------------
                1.8%        NETHERLANDS
      12,700             *  Qiagen N.V. (16)                                                 143,088
      13,500                Vedior NV (4)                                                    209,683
      60,600             *  Versatel Telecom International NV (22)                           120,989
                                                                                     ---------------
                                                                                             473,760
                                                                                     ---------------
                1.7%        SPAIN
       6,660                ACS Actividades de Constuccion y Servicios SA (3)                121,607

       4,050                Grupo Ferrovial SA (4)                                           181,235
      10,900                Indra Sistemas SA (20)                                           145,688
                                                                                     ---------------
                                                                                             448,530
                                                                                     ---------------
                1.6%        SINGAPORE & MALAYSIA
      55,600                Keppel Corp. Ltd. (3)                                            260,938
     422,000                New Toyo International Holdings Ltd. (14)                        160,435
                                                                                     ---------------
                                                                                             421,373
                                                                                     ---------------
                1.5%        GREECE
       3,700                Germanos SA (18)                                                  87,010
       8,000                Greek Organization of Football Prognostics (12)                  155,176
       6,600                Public Power Corp. (24)                                          164,126
                                                                                     ---------------
                                                                                             406,312
                                                                                     ---------------
                1.5%        AUSTRIA
       2,900             *  BETandWIN.com Interactive Entertainment AG (12)                   82,903
       2,300                Boehler-Uddeholm AG (14)                                         212,869
       4,200                BWT AG (4)                                                       104,379
                                                                                     ---------------
                                                                                             400,151
                                                                                     ---------------
                1.3%        PORTUGAL
      62,042             *  Impresa-Sociedade Gestora de Participacoes SA (15)               346,077
                                                                                     ---------------

                1.2%        CHINA
      21,500                BYD Co. Ltd. (3)                                                  65,230
     430,000                Jiangxi Copper Co. Ltd. (14)                                     251,818
                                                                                     ---------------
                                                                                             317,048
                                                                                     ---------------
                1.1%        SWEDEN
      24,220                Getinge AB Class B (11)                                          295,034
                                                                                     ---------------

                0.9%        BERMUDA
     592,000                Midland Realty Holdings Ltd. (17)                                227,396
                                                                                     ---------------

                0.9%        GUERNSEY
      10,300             *  Amdocs Ltd. (20)                                                 224,849
                                                                                     ---------------

                0.8%        BELGIUM
       2,800                Umicore (14)                                                     204,838
                                                                                     ---------------

                0.7%        ISRAEL
      11,475             *  Check Point Software Technologies Ltd. (20)                      194,731
                                                                                     ---------------

                0.7%        BRAZIL
       5,000                Votorantim Celulose e Papel SA ADR (14)                          172,750
                                                                                     ---------------

                0.6%        INDIA
       7,000                India Fund Inc. (6)                                              166,250
                                                                                     ---------------

                0.4%        THAILAND
     139,500                Siam Panich Leasing Public Co. Ltd. (6)                          114,510
                                                                                     ---------------

               98.8%        TOTAL FOREIGN COMMON STOCKS                              $    26,083,630
                                                                                     ---------------

    FACE        % OF                                                                       FAIR
   AMOUNT    NET ASSETS                      REPURCHASE AGREEMENTS                        VALUE
----------------------------------------------------------------------------------------------------
                2.1%        FINANCIAL SERVICES
$    556,000                State Street Bank 0.350% due 10/01/04
                              Repurchase price $556,005
                              Collateralized by U.S. Treasury Note
                              Fair Value:  $571,986
                              Due:  11/15/15
                              Interest:  9.875%                                      $       556,000
                                                                                     ---------------
                2.1%        TOTAL REPURCHASE AGREEMENTS                              $       556,000
                                                                                     ---------------

              100.9%        TOTAL HOLDINGS (COST $21,540,200)(a)                     $    26,639,630
               -0.9%        NET OTHER ASSETS (LIABILITIES)                                  (245,876)
                                                                                     ---------------
              100.0%        NET ASSETS                                               $    26,393,754
                                                                                     ===============

-------------
      *     Represents non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,208,482.

      ADR (American depository receipt) represents ownership of foreign securities.

            INDUSTRY CLASSIFICATIONS (% OF NET ASSETS)

    (1)        Automobiles & Components                                   3.3%
    (2)        Banks                                                      3.0%
    (3)        Capital Goods                                              8.3%
    (4)        Commercial Services & Supplies                             8.1%
    (5)        Consumer Durables & Apparel                                5.3%
    (6)        Diversified Financials                                     7.1%
    (7)        Energy                                                     5.8%

    (8)        Financial Services                                         2.1%
    (9)        Food & Staples Retailing                                   0.6%
   (10)        Food Beverage & Tobacco                                    2.7%
   (11)        Health Care Equipment & Services                           3.9%
   (12)        Hotels Restaurants & Leisure                               3.3%
   (13)        Insurance                                                  0.9%
   (14)        Materials                                                 12.6%
   (15)        Media                                                      4.1%
   (16)        Pharmaceuticals & Biotechnology                            3.9%
   (17)        Real Estate                                                0.9%
   (18)        Retailing                                                  5.7%
   (19)        Semiconductors & Semiconductor Equipment                   2.1%
   (20)        Software & Services                                        5.6%
   (21)        Technology Hardware & Equipment                            3.1%
   (22)        Telecommunication Services                                 1.2%
   (23)        Transportation                                             6.2%
   (24)        Utilities                                                  1.1%

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                        U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                3.9%        BANKING
       2,890                JPMorgan Chase & Co.                                     $       114,820
       2,905                Northern Trust Corp.                                             118,524
       9,750              * Providian Financial Corp.                                        151,515
       4,660                UCBH Holdings Inc.                                               182,066
                                                                                     ---------------
                                                                                             566,925
                                                                                     ---------------
               10.7%        BIOTECHNOLOGY & DRUGS
       4,010              * Amgen Inc.                                                       227,287
       3,885              * Celgene Corp.                                                    226,224
       2,015                Eli Lilly & Co.                                                  121,001
       4,110              * Genentech Inc.                                                   215,446
       2,865              * Invitrogen Corp.                                                 157,546
       6,775              * MGi Pharma Inc.                                                  180,825
       6,365              * Neurocrine Biosciences Inc.                                      300,173
       2,950                Pfizer Inc.                                                       90,270
       1,225              * Pharmion Corp.                                                    63,328
                                                                                     ---------------
                                                                                           1,582,100
                                                                                     ---------------
                1.2%        BROADCAST RADIO & TV
      11,190              * Time Warner Inc.                                                 180,607
                                                                                     ---------------

                1.4%        BUILDING & CONSTRUCTION
       4,400                Lennar Corp.                                                     209,440
                                                                                     ---------------

                1.6%        BUSINESS SERVICES
       6,575                Paychex Inc.                                                     198,236
       2,590                ServiceMaster Co.                                                 33,307
                                                                                     ---------------
                                                                                             231,543
                                                                                     ---------------
                1.3%        CAPITAL GOODS
       4,945              * American Standard Cos. Inc.                                      192,410
                                                                                     ---------------

                8.5%        COMPUTER & RELATED
       5,575              * Electronic Arts Inc.                                             256,394
      13,270                Microsoft Corp.                                                  366,915
      18,610              * Yahoo! Inc.                                                      631,065
                                                                                     ---------------
                                                                                           1,254,374
                                                                                     ---------------
                2.4%        CONGLOMERATES
       2,335                3M Co.                                                           186,730
       4,910                General Electric Co.                                             164,878
                                                                                     ---------------
                                                                                             351,608
                                                                                     ---------------
                3.5%        CONSUMER PRODUCTS
       4,605              * Coach Inc.                                                       195,344
       2,020                Harman International Industries Inc.                             217,655
       2,010                Procter & Gamble Co.                                             108,781
                                                                                     ---------------
                                                                                             521,780
                                                                                     ---------------
                1.6%        CONTAINERS & PACKAGING
       6,400                Ball Corp.                                                       239,552
                                                                                     ---------------

                4.1%        ELECTRONICS/SEMICONDUCTORS
      10,000                Maxim Integrated Products Inc.                                   422,900
       8,510                Texas Instruments Inc.                                           181,093
                                                                                     ---------------
                                                                                             603,993
                                                                                     ---------------
                2.9%        FINANCIAL SERVICES
       1,445                Chicago Mercantile Exchange Holdings                             233,079
       4,460                SLM Corp.                                                        198,916
                                                                                     ---------------
                                                                                             431,995
                                                                                     ---------------
                1.1%        HOTELS & MOTELS
       3,530                Starwood Hotels & Resorts Worldwide Inc.                         163,863
                                                                                     ---------------

                2.1%        INSURANCE
       4,270                UnitedHealth Group Inc.                                          314,870
                                                                                     ---------------

                0.6%        MACHINERY
       2,000                Kennametal Inc.                                                   90,300
                                                                                     ---------------

                4.2%        MEDICAL & RELATED
       3,155              * Boston Scientific Corp.                                          125,348
         700                Medtronic Inc.                                                    36,330
       6,860              * Varian Medical Systems Inc.                                      237,150
       2,810              * Zimmer Holdings Inc.                                             222,102
                                                                                     ---------------
                                                                                             620,930
                                                                                     ---------------
                1.2%        OIL, ENERGY & NATURAL GAS
       3,290                BJ Services Co.                                                  172,429
                                                                                     ---------------

                0.8%        RESTAURANTS
       2,985                Outback Steakhouse Inc.                                          123,967
                                                                                     ---------------

               10.3%        RETAIL
       3,755              * Advance Auto Parts Inc.                                          129,172
       3,810              * Amazon.com Inc.                                                  155,676
       4,230                Best Buy Co. Inc.                                                229,435
      23,805                Gap Inc.                                                         445,154
       3,045                Lowe's Cos. Inc.                                                 165,496
       5,125                Tiffany & Co.                                                    157,542
       2,725                Whole Foods Market Inc.                                          233,778
                                                                                     ---------------
                                                                                           1,516,253
                                                                                     ---------------
                5.0%        TELECOMMUNICATIONS & RELATED
      17,805              * Cisco Systems Inc.                                               322,270
      17,585              * Corning Inc.                                                     194,842
       3,940              * Juniper Networks Inc.                                             92,984
       6,995                Motorola Inc.                                                    126,190
                                                                                     ---------------
                                                                                             736,286
                                                                                     ---------------
                5.1%        TRANSPORTATION
       2,510                C.H. Robinson Worldwide Inc.                                     116,439
       2,520                FedEx Corp.                                                      215,939
       6,502              * Iron Mountain Inc.                                               220,093
       2,640                United Parcel Service CL B                                       200,429
                                                                                     ---------------
                                                                                             752,900
                                                                                     ---------------
                1.3%        UTILITIES
      20,760              * Reliant Energy Inc.                                              193,691
                                                                                     ---------------

               74.8%        TOTAL U.S. COMMON STOCKS                                 $    11,051,816
                                                                                     ---------------

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
                3.2%        BERMUDA
                1.3%        CONGLOMERATES
       6,190                Tyco International Ltd.                                  $       189,785
                1.9%        HOTELS & MOTELS
       4,410                Four Seasons Hotel Inc.                                          282,681
                                                                                     ---------------
                            TOTAL BERMUDA                                                    472,466
                                                                                     ---------------

                0.7%        CANADA
                0.7%        BIOTECHNOLOGY & DRUGS
       6,135              * QLT Inc.                                                         102,148
                                                                                     ---------------

                1.6%        CAYMAN ISLANDS
                1.6%        OIL, ENERGY & NATURAL GAS
       7,490                GlobalSantaFe Corp.                                              229,569
                                                                                     ---------------
                4.1%        FRANCE
                1.1%        CONGLOMERATES
       2,383                LVMH Moet Hennessy Louis Vuitton                                 159,083
                1.0%        BIOTECHNOLOGY & DRUGS
       1,949                Sanofi-Aventis                                                   141,366
                2.0%        OIL, ENERGY & NATURAL GAS
       2,970                TOTAL SA ADR                                                     303,445
                                                                                     ---------------
                            TOTAL FRANCE                                                     603,894
                                                                                     ---------------

                0.8%        IRELAND
                0.8%        BIOTECHNOLOGY & DRUGS
       5,265              * Elan Corp. plc ADR                                               123,201
                                                                                     ---------------

                0.8%        ISRAEL
                0.8%        COMPUTER & RELATED
       6,940              * Check Point Software Technologies Ltd.                           117,772
                                                                                     ---------------

                1.4%        JAPAN
                1.4%        BANKING
          24                Mitsubishi Tokyo Financial Group Inc.                            200,118
                                                                                     ---------------

                1.3%        LIBERIA
                1.3%        ENTERTAINMENT & LEISURE
       4,530                Royal Caribbean Cruises Ltd.                                     197,508
                                                                                     ---------------

                2.2%        NETHERLANDS
                0.9%        BUSINESS SERVICES
       9,272              * Vedior NV CVA                                                    143,372
                1.3%        OIL, ENERGY & NATURAL GAS
       2,795                Schlumberger Ltd.                                                188,131
                                                                                     ---------------
                            TOTAL NETHERLANDS                                                331,503
                                                                                     ---------------

                3.2%        SWITZERLAND
                3.2%        BIOTECHNOLOGY & DRUGS

       2,215                Alcon Inc.                                                       177,643
       2,817                Roche Holding AG - Genuss                                        291,017
                                                                                     ---------------
                                                                                             468,660
                                                                                     ---------------
                1.1%        UNITED KINGDOM
                1.1%        OIL, ENERGY & NATURAL GAS
       2,745                BP plc ADR                                                       157,920
                                                                                     ---------------

                1.3%        GERMANY
                1.3%        COMPUTER & RELATED
       1,278                SAP AG                                                           199,203
                                                                                     ---------------

               21.7%        TOTAL FOREIGN COMMON STOCKS                              $     3,203,962
                                                                                     ---------------

               96.5%        TOTAL COMMON STOCKS                                      $    14,255,778
                                                                                     ---------------

    FACE        % OF                                                                       FAIR
   AMOUNT    NET ASSETS                         SHORT-TERM NOTES                          VALUE
----------------------------------------------------------------------------------------------------
                3.4%         GOVERNMENT - US AGENCY
$    500,000              ** FHLB Discount Note 1.000% due 10/01/04                  $       500,000
                                                                                     ---------------
                             TOTAL SHORT-TERM NOTES                                  $       500,000
                                                                                     ---------------

    FACE        % OF                                                                       FAIR
   AMOUNT    NET ASSETS                      REPURCHASE AGREEMENTS                        VALUE
----------------------------------------------------------------------------------------------------
                0.4%        FINANCIAL SERVICES
$     67,000                US Bank 1.250% 10/01/04
                               Repurchase price $246,017
                               Collateralized by Freddie Mac Gold
                               Mortgage Back Pool #C01528
                               Fair Value:  $250,938
                               Due:  04/01/33
                               Interest:  5.000%                                     $        67,000
                                                                                     ---------------
                0.4%        TOTAL REPURCHASE AGREEMENTS                              $        67,000
                                                                                     ---------------

              100.3%        TOTAL HOLDINGS (COST  $12,900,531) (a)                   $    14,822,778

               -0.3%        NET OTHER ASSETS (LIABILITIES)                                   (48,454)
                                                                                     ---------------
              100.0%        NET ASSETS                                               $    14,774,324
                                                                                     ===============

-------------
      *     Non-income producing securities.

      ** Discount note. Rate disclosed represents the effective yield at the time of purchase.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $456,279.

      ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

 OHIO NATIONAL FUND, INC.
 SMALL CAP GROWTH PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)

                 % OF                                                                          FAIR
   SHARES     NET ASSETS                           U.S. COMMON STOCKS                          VALUE
---------------------------------------------------------------------------------------------------------
                1.1%             AUTOMOTIVE & RELATED
       6,000                     American Axle & Manufact. Holdings Inc.                 $        175,560
                                                                                         ----------------

                3.7%             BANKING
       5,100                *    BankUnited Financial Corp.                                       148,665
       2,400                     Harbor Florida Bancshares Inc.                                    74,640
       9,900                     UCBH Holdings Inc.                                               386,793
                                                                                         ----------------
                                                                                                  610,098
                                                                                         ----------------
                7.7%             BIOTECHNOLOGY & DRUGS
       2,500                *    Affymetrix Inc.                                                   76,775
       3,300                *    Amylin Pharmaceuticals Inc.                                       67,716
       4,000                *    Corgentech Inc.                                                   68,280
      10,200                *    First Horizon Pharmaceutical Corp.                               204,102
      11,400                *    Incyte Corp.                                                     109,782
       4,300                *    Inveresk Research Group Inc.                                     158,627
       9,100                *    ISIS Pharmaceuticals Inc.                                         44,590
       4,500                *    Medicines Co.                                                    108,630
       4,500                *    NPS Pharmaceuticals Inc.                                          98,010
       2,700                *    Neurocrine Biosciences Inc.                                      127,332
       7,100                *    Penwest Pharmaceuticals Co.                                       80,159
       5,600                *    Telik Inc.                                                       124,880
                                                                                         ----------------
                                                                                                1,268,883
                                                                                         ----------------
                1.2%             BROADCAST RADIO & TV
       9,600                *    Cumulus Media Inc.                                               138,144
       2,500                *    Salem Communications Corp.                                        63,300
                                                                                         ----------------
                                                                                                  201,444
                                                                                         ----------------
                4.4%             BUILDING & CONSTRUCTION
       3,400                *    Beacon Roofing Supply Inc.                                        55,760
       9,100                *    Dycom Industries Inc.                                            258,349
       2,000                *    EMCOR Group Inc.                                                  75,240
       4,300                *    Hovnanian Enterprises Inc.                                       172,430
         300                *    NVR Inc.                                                         165,300
                                                                                         ----------------
                                                                                                  727,079
                                                                                         ----------------
                2.0%             BUSINESS SERVICES
       5,650                     Fair Isaac Corp.                                                 164,980
       4,400                *    Korn/Ferry International Inc.                                     80,212
       5,500                *    Labor Ready Inc.                                                  77,110
                                                                                         ----------------
                                                                                                  322,302
                                                                                         ----------------
                2.2%             CAPITAL GOODS
       4,900                     Engineered Support Systems Inc.                                  223,636
       2,500                *    Middleby Corp.                                                   131,625
                                                                                         ----------------
                                                                                                  355,261
                                                                                         ----------------
                12.3%            COMPUTER & RELATED
       2,600                *    Avocent Corp.                                                     67,678
       1,300                *    Blackboard Inc.                                                   22,308
       6,300                *    CACI International Inc.                                          332,514
      17,900                *    Cognizant Technology Solutions Corp.                             546,129
       8,500                *    Digital River Inc.                                               253,130
      11,900                *    Dot Hill Systems Corp.                                            95,438
       2,900                     FactSet Research Systems Inc.                                    139,780
       7,100                *    Magma Design Automation Inc.                                     107,068
       9,700                *    RSA Security Inc.                                                187,210
       6,900                *    RadiSys Corp.                                                     96,255
       9,500                *    Secure Computing Corp.                                            72,105
       5,600                *    THQ Inc.                                                         108,976
                                                                                         ----------------
                                                                                                2,028,591
                                                                                         ----------------

                10.0%            ELECTRONICS/SEMICONDUCTORS
       5,000                *    Artisan Components Inc.                                          145,550
       6,000                *    August Technology Corp.                                           41,220
       9,350                *    Benchmark Electronics Inc.                                       278,630
       3,700                *    Cree Inc.                                                        112,961
       8,200                *    Exar Corp.                                                       116,112
       1,900                *    Genlyte Group Inc.                                               122,341
      15,500                *    Microsemi Corp.                                                  218,550
       6,400                *    Power Integrations Inc.                                          130,752
       5,100                *    Rudolph Technologies Inc.                                         85,374
      17,200                *    Silicon Image Inc.                                               217,408
       3,300                *    Standard Microsystems Corp.                                       57,783
      13,200                *    TTM Technologies Inc.                                            117,348
         800                *    Volterra Semiconductor Corp.                                       9,944
                                                                                         ----------------
                                                                                                1,653,973
                                                                                         ----------------
                2.1%             FINANCIAL SERVICES

  7,700                     Investors Financial Services Corp.                               347,501
                                                                                    ----------------

           1.8%             FOOD, BEVERAGE & TOBACCO
  5,100                *    Constellation Brands Inc.                                        194,106
  4,500                *    Performance Food Group Co.                                       106,650
                                                                                    ----------------
                                                                                             300,756
                                                                                    ----------------
           0.2%             HOTELS & MOTELS
  3,100                     Highland Hospitality Corp.                                        35,340
                                                                                    ----------------

           0.2%             INSURANCE
  1,700                *    WellCare Health Plans Inc.                                        32,215
                                                                                    ----------------

          13.2%             MEDICAL & RELATED
  4,450                *    Advanced Neuromodulation Systems Inc.                            135,057
  9,400                *    ArthroCare Corp.                                                 275,326
  5,450                *    Inamed Corp.                                                     259,802
    900                *    Kinetic Concepts Inc.                                             47,295
 10,050                *    Odyssey Healthcare Inc.                                          178,388
  3,900                *    Patterson Cos. Inc.                                              298,584
  6,300                *    Pediatrix Medical Group Inc.                                     345,555
  1,600                *    ResMed Inc.                                                       76,176
  5,400                *    United Surgical Partners Int'l. Inc.                             185,490
 18,000                *    VCA Antech Inc.                                                  371,340
                                                                                    ----------------
                                                                                           2,173,013
                                                                                    ----------------
           1.1%             METALS & MINING
  4,900                     Steel Dynamics Inc.                                              189,238
                                                                                    ----------------

           6.9%             OIL, ENERGY & NATURAL GAS
 10,300                     Patina Oil & Gas Corp.                                           304,571
  8,400                     Patterson-UTI Energy Inc.                                        160,188
 11,700                *    Quicksilver Resources Inc.                                       382,239
  9,200                *    TETRA Technologies Inc.                                          285,660
                                                                                    ----------------
                                                                                           1,132,658
                                                                                    ----------------
           0.8%             PRINTING & PUBLISHING
  3,800                *    NAVTEQ Corp.                                                     135,432
                                                                                    ----------------

           3.7%             REAL ESTATE & LEASING
  2,400                     American Financial Realty Trust                                   33,864
  5,100                     BioMed Realty Trust Inc.                                          89,709
  2,500                     Government Properties Trust Inc.                                  23,750
  4,200                     Mills Corp.                                                      217,854
  9,500                     Ventas Inc.                                                      246,240
                                                                                    ----------------
                                                                                             611,417
                                                                                    ----------------
           3.5%             RESTAURANTS
 16,000                *    CKE Restaurants Inc.                                             176,800
  4,300                *    Panera Bread Co.                                                 161,422
  8,400                     Ruby Tuesday Inc.                                                234,108
                                                                                    ----------------
                                                                                             572,330
                                                                                    ----------------
           6.8%             RETAIL
  8,750                *    Aeropostale Inc.                                                 229,250
  7,200                *    Chico's FAS Inc.                                                 246,240
  5,600                *    Electronics Boutique Holdings Corp.                              190,960
  4,900                *    Guitar Center Inc.                                               212,170
  7,600                *    PETCO Animal Supplies Inc.                                       248,216
                                                                                    ----------------
                                                                                           1,126,836
                                                                                    ----------------
           3.7%             SCIENTIFIC & TECHNICAL INSTR.
  8,000                     Cognex Corp.                                                     209,600
  3,200                *    ESCO Technologies Inc.                                           216,832
  3,200                *    Fisher Scientific International Inc.                             186,656
                                                                                    ----------------
                                                                                             613,088
                                                                                    ----------------
           0.8%             TELECOMMUNICATIONS & RELATED
  5,700                *    C-COR.net Corp.                                                   48,165
  9,400                *    Foundry Networks Inc.                                             89,206
                                                                                    ----------------
                                                                                             137,371
                                                                                    ----------------
           3.4%             TRANSPORTATION
  8,200                *    EGL Inc.                                                         248,132
  4,300                *    Landstar System Inc.                                             252,324
  6,600                *    Pinnacle Airlines Corp.                                           66,660
                                                                                    ----------------
                                                                                             567,116
                                                                                    ----------------

           92.8%            TOTAL U.S. COMMON STOCKS                                $     15,317,502
                                                                                    ----------------

                 % OF                                                                          FAIR
   SHARES     NET ASSETS                          FOREIGN COMMON STOCKS                        VALUE
---------------------------------------------------------------------------------------------------------
                1.2%             CANADA
                1.2%             FOOD, BEVERAGE & TOBACCO
       7,000                *    Cott Corp.                                              $        201,880
                                                                                         ----------------

                0.8%             ISRAEL
                0.5%             BIOTECHNOLOGY & DRUGS

3,200                *    Taro Pharmaceutical Industries Ltd.                               74,816
         0.3%             COMPUTER & RELATED
7,500                *    Verisity Ltd.                                                     52,125
                                                                                  ----------------
                          TOTAL ISRAEL                                                     126,941
                                                                                  ----------------

         1.0%             UNITED KINGDOM
         1.0%             TRANSPORTATION
2,800                     UTi Worldwide Inc.                                               164,668
                                                                                  ----------------

         3.0%             TOTAL FOREIGN COMMON STOCKS                             $        493,489
                                                                                  ----------------

        95.8%             TOTAL COMMON STOCKS                                     $     15,810,991
                                                                                  ----------------

                 % OF                                                                          FAIR
   SHARES     NET ASSETS                          EXCHANGE TRADED FUNDS                        VALUE
---------------------------------------------------------------------------------------------------------
       4,000    2.8%             iShares Trust-Russell 2000 Index Fund                   $        455,400
                                                                                         ----------------

                2.8%             TOTAL EXCHANGE TRADED FUNDS                             $        455,400
                                                                                         ----------------

    FACE         % OF                                                                          FAIR
   AMOUNT     NET ASSETS                          REPURCHASE AGREEMENTS                        VALUE
---------------------------------------------------------------------------------------------------------
                1.5%             FINANCIAL SERVICES
   $ 246,000                      US Bank 1.250% 10/01/04
                                   Repurchase price $246,017
                                   Collateralized by Freddie Mac Gold
                                   Mortgage Back Pool #C01528
                                   Fair Value:  $250,938
                                   Due:  04/01/33
                                   Interest:  5.000%                                     $        246,000
                                                                                         ----------------
                1.5%             TOTAL REPURCHASE AGREEMENTS                             $        246,000
                                                                                         ----------------

              100.1%             TOTAL HOLDINGS (COST  $13,288,940) (a)                  $     16,512,391
               -0.1%             NET OTHER ASSETS (LIABILITIES)                                   (18,509)
                                                                                         ----------------
              100.0%             NET ASSETS                                              $     16,493,882
                                                                                         ================

-------------
      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal Income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $406,821.

            The accompanying notes are an integral part of this Schedule of Investments.

 OHIO NATIONAL FUND, INC.
 MID CAP OPPORTUNITY PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                           FAIR
   SHARES    NET ASSETS                            U.S. COMMON STOCKS                          VALUE
---------------------------------------------------------------------------------------------------------
                1.2%             ADVERTISING
      25,950                *    Lamar Advertising Co.                                   $      1,079,780
                                                                                         ----------------

                1.3%             AEROSPACE & DEFENSE
      30,650                     Rockwell Collins Inc.                                          1,138,341
                                                                                         ----------------

                0.9%             AUTOMOTIVE & RELATED
      11,700                     PACCAR Inc.                                                      808,704
                                                                                         ----------------

                2.2%             BANKING
      68,400                *    Providian Financial Corp.                                      1,062,936
      38,350                     Sovereign Bancorp Inc.                                           836,797
                                                                                         ----------------
                                                                                                1,899,733
                                                                                         ----------------
                8.9%             BIOTECHNOLOGY & DRUGS
      10,420                *    Biogen Idec Inc.                                                 637,391
      11,700                *    Celgene Corp.                                                    681,291
      26,250                *    Edwards Lifesciences Corp.                                       879,375
      17,100                *    Genzyme Corp.                                                    930,411
      35,210                *    Gilead Sciences Inc.                                           1,316,150
      17,650                     Medicis Pharmaceutical Corp.                                     689,056
      17,650                *    MedImmune Inc.                                                   418,305
      16,250                *    OSI Pharmaceuticals Inc.                                         998,725
      52,350                     Valeant Pharmaceuticals International                          1,262,682
                                                                                         ----------------
                                                                                                7,813,386
                                                                                         ----------------
                1.6%             BROADCAST RADIO & TV
      44,660                *    XM Satellite Radio Holdings Inc.                               1,385,353
                                                                                         ----------------

                2.3%             BUILDING & CONSTRUCTION
      16,690                     Pulte Homes Inc.                                               1,024,265
      19,850                     Vulcan Materials Co.                                           1,011,358
                                                                                         ----------------
                                                                                                2,035,623
                                                                                         ----------------
                3.4%             BUSINESS SERVICES
      19,670                *    Ask Jeeves Inc.                                                  643,405
      13,000                     Corporate Executive Board Co.                                    796,120
      17,550                     Global Payments Inc.                                             939,802
      24,300                     Robert Half International Inc.                                   626,211
                                                                                         ----------------
                                                                                                3,005,538
                                                                                         ----------------
                1.7%             CAPITAL GOODS
      32,400                     Hughes Supply Inc.                                               974,268
       8,450                *    Zebra Technologies Corp.                                         515,535
                                                                                         ----------------
                                                                                                1,489,803
                                                                                         ----------------
                0.8%             CASINOS & GAMING
      14,800                     Station Casinos Inc.                                             725,792
                                                                                         ----------------

                1.6%             CHEMICALS
      10,350                     Air Products & Chemicals Inc.                                    562,833
      49,000                     RPM International Inc.                                           864,850
                                                                                         ----------------
                                                                                                1,427,683
                                                                                         ----------------
                7.8%             COMPUTER & RELATED
      26,945                     Adobe Systems Inc.                                             1,332,969
      20,750                *    Alliance Data Systems Corp.                                      841,620
      21,550                *    Apple Computer Inc.                                              835,062
      13,500                *    InfoSpace Inc.                                                   639,765
      28,350                *    Network Appliance Inc.                                           652,050
      32,800                *    SanDisk Corp.                                                    955,136
      40,850                *    VeriSign Inc.                                                    812,098
      22,300                *    Yahoo! Inc.                                                      756,193
                                                                                         ----------------
                                                                                                6,824,893
                                                                                         ----------------
                2.2%             CONSUMER PRODUCTS
     127,250                *    Gemstar-TV Guide International Inc.                              718,962
      32,150                     Polo Ralph Lauren Corp.                                        1,169,296
                                                                                         ----------------
                                                                                                1,888,258
                                                                                         ----------------
                1.5%             EDUCATION
      47,615                *    Career Education Corp.                                         1,353,694
                                                                                         ----------------

                5.1%             ELECTRONICS/SEMICONDUCTORS
      41,850                *    Advanced Micro Devices Inc.                                      544,050
      28,526                *    Altera Corp.                                                     558,253
      28,950                *    Amphenol Corp.                                                   991,827
      29,500                *    Cree Inc.                                                        900,635
      19,550                     Linear Technology Corp.                                          708,492
      30,360                     Microchip Technology Inc.                                        814,862
                                                                                         ----------------
                                                                                                4,518,119
                                                                                         ----------------

           1.0%             ENTERTAINMENT  & LEISURE
 54,040                *    Netflix Inc.                                          833,297
                                                                             ------------

           0.8%             FABRICATED PRODUCTS
 12,700                     Fastenal Co.                                          731,520
                                                                             ------------

           3.7%             FINANCIAL SERVICES
 54,300                *    AmeriCredit Corp.                                   1,133,784
 49,150                *    CapitalSource Inc.                                  1,098,011
 54,800                     Friedman, Billings, Ramsey Group Inc.               1,046,680
                                                                             ------------
                                                                                3,278,475
                                                                             ------------
           3.6%             INSURANCE
 41,800                     Assurant Inc.                                       1,086,800
 14,160                     CIGNA Corp.                                           985,961
 37,200                *    Genworth Financial Inc.                               866,760
  5,650                     Unitrin Inc.                                          234,871
                                                                             ------------
                                                                                3,174,392
                                                                             ------------
           5.1%             MEDICAL & RELATED
 16,300                     Biomet Inc.                                           764,144
 27,425                *    DaVita Inc.                                           854,289
151,235                *    HEALTHSOUTH Corp.                                     771,298
 24,850                *    Kinetic Concepts Inc.                               1,305,867
  9,400                     Quest Diagnostics Inc.                                829,268
                                                                             ------------
                                                                                4,524,866
                                                                             ------------
           3.4%             METALS & MINING
 18,700                     Freeport-McMoRan Copper & Gold Inc.                   757,350
 19,100                *    International Steel Group Inc.                        643,670
  8,850                     Nucor Corp.                                           808,625
 13,300                     Peabody Energy Corp.                                  791,350
                                                                             ------------
                                                                                3,000,995
                                                                             ------------
           7.9%             OIL, ENERGY & NATURAL GAS
 17,050                     Baker Hughes Inc.                                     745,426
 16,550                     BJ Services Co.                                       867,385
 29,450                     Ensco International Inc.                              962,131
  8,750                     Murphy Oil Corp.                                      759,238
 18,700                *    National-Oilwell Inc.                                 614,482
 17,050                *    Newfield Exploration Co.                            1,044,142
 32,450                     Patterson-UTI Energy Inc.                             618,822
 10,550                *    Smith International Inc.                              640,702
 20,900                     XTO Energy Inc.                                       678,832
                                                                             ------------
                                                                                6,931,160
                                                                             ------------
           1.2%             RENTAL & LEASING
 22,350                     Ryder System Inc.                                   1,051,344
                                                                             ------------

           0.9%             RESTAURANTS
 19,900                     Yum! Brands Inc.                                      809,134
                                                                             ------------

           7.0%             RETAIL
 20,950                *    Caremark Rx Inc.                                      671,866
 33,900                     Limited Brands Inc.                                   755,631
 16,800                     Michaels Stores Inc.                                  994,728
 40,930                *    Pacific Sunwear of California Inc.                    861,577
 26,650                     PETsMART Inc.                                         756,594
 30,250                     Staples Inc.                                          902,055
 12,350                *    Urban Outfitters Inc.                                 424,840
 20,650                *    Williams-Sonoma Inc.                                  775,408
                                                                             ------------
                                                                                6,142,699
                                                                             ------------
           1.1%             SCIENTIFIC & TECHNICAL INSTR.
 41,100                *    Cytyc Corp.                                           992,565
                                                                             ------------

           9.1%             TELECOMMUNICATIONS & RELATED
 46,700                *    American Tower Corp.                                  716,845
 50,650                *    Comverse Technology Inc.                              953,739
 44,300                *    Crown Castle International Corp.                      659,184
 42,450                *    Juniper Networks Inc.                               1,001,820
 12,400                     L-3 Communications Holdings Inc.                      830,800
 83,020                *    Nextel Partners Inc.                                1,376,472
 26,300                     Plantronics Inc.                                    1,137,212
140,220                *    Tellabs Inc.                                        1,288,622
                                                                             ------------
                                                                                7,964,694
                                                                             ------------
           1.9%             TRANSPORTATION
 13,650                     Expeditors International of Washington Inc.           705,705
 40,350                *    SIRVA Inc.                                            924,015
                                                                             ------------
                                                                                1,629,720
                                                                             ------------
           2.3%             UTILITIES
 41,250                *    AES Corp.                                             412,087
 14,580                     Questar Corp.                                         668,056
 80,770                     Williams Cos. Inc.                                    977,317
                                                                             ------------
                                                                                2,057,460
                                                                             ------------
          91.5%             TOTAL U.S. COMMON STOCKS                         $ 80,517,021
                                                                             ------------

                % OF                                                                           FAIR
   SHARES    NET ASSETS                           FOREIGN COMMON STOCKS                        VALUE
---------------------------------------------------------------------------------------------------------
                0.9%             BERMUDA
                0.9%             ELECTRONIC /SEMICONDUCTORS
      31,210                *    Marvell Technology Group Ltd.                           $        815,517
                                                                                         ----------------

                3.4%             CANADA
                2.0%             METALS & MINING
      19,750                     Alcan Inc.                                                       944,050
      44,690                     Noranda Inc.                                                     776,880
                                                                                         ----------------
                                                                                                1,720,930
                                                                                         ----------------
                1.4%             TELECOMMUNICATIONS & RELATED
      15,600                *    Research In Motion Ltd.                                        1,190,904
                                                                                         ----------------
                                 TOTAL CANADA                                                   2,911,834
                                                                                         ----------------

                0.6%             CAYMAN ISLANDS
                0.6%             OIL, ENERGY & NATURAL GAS
      15,000                *    Transocean Inc.                                                  536,700
                                                                                         ----------------

                0.6%             IRELAND
                0.6%             BIOTECHNOLOGY & DRUGS
      23,600                *    Elan Corp. plc ADR                                               552,240
                                                                                         ----------------

                1.1%             PUERTO RICO
                1.1%             BANKING
      23,950                     Doral Financial Corp.                                            993,207
                                                                                         ----------------

                0.8%             UNITED KINGDOM
                0.8%             BIOTECHNOLOGY & DRUGS
      25,430                     Shire Pharmaceuticals Group plc ADR                              728,570
                                                                                         ----------------

                7.4%             TOTAL FOREIGN STOCKS                                    $      6,538,068
                                                                                         ----------------

               98.9%             TOTAL COMMON STOCKS                                     $     87,055,089
                                                                                         ----------------

    FACE        % OF                                                                           FAIR
   AMOUNT    NET ASSETS                           REPURCHASE AGREEMENTS                        VALUE
---------------------------------------------------------------------------------------------------------
$ 1,041,000    1.2%             FINANCIAL SERVICES
                                  US Bank  1.250%  10/01/04
                                    Repurchase price $1,041,071
                                    Collateralized by Freddie Mac Gold
                                    Mortgage Back Pool #C01528
                                    Fair Value:  $1,061,898
                                    Due:  04/01/33
                                    Interest:  5.000%                                    $      1,041,000
                                                                                         ----------------
                1.2%             TOTAL REPURCHASE AGREEMENTS                             $      1,041,000
                                                                                         ----------------

              100.1%             TOTAL HOLDINGS (COST  $75,971,630) (a)                  $     88,096,089
               -0.1%             NET OTHER ASSETS (LIABILITIES)                                   (99,456)
                                                                                         ----------------
              100.0%             NET ASSETS                                              $     87,996,633
                                                                                         ================

-------------
      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $5,703,458.

      ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

 OHIO NATIONAL FUND, INC.
 S&P 500 INDEX PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                           FAIR
 SHARES      NET ASSETS                            U.S. COMMON STOCKS                          VALUE
---------------------------------------------------------------------------------------------------------
                0.2%             ADVERTISING
       6,900                *    Interpublic Group of Cos. Inc.                          $         73,071
       1,900                *    Monster Worldwide Inc.                                            46,816
       3,200                     Omnicom Group Inc.                                               233,792
                                                                                         ----------------
                                                                                                  353,679
                                                                                         ----------------
                1.3%             AEROSPACE & DEFENSE
      14,000                     Boeing Co.                                                       722,680
       3,300                     General Dynamics Corp.                                           336,930
       2,000                     Goodrich Corp.                                                    62,720
      14,400                     Honeywell International Inc.                                     516,384
       7,500                     Lockheed Martin Corp.                                            418,350
       6,000                     Northrop Grumman Corp.                                           319,980
       3,000                     Rockwell Collins Inc.                                            111,420
                                                                                         ----------------
                                                                                                2,488,464
                                                                                         ----------------
                0.8%             AUTOMOTIVE & RELATED
       1,200                     Cooper Tire & Rubber Co.                                          24,204
       2,500                     Dana Corp.                                                        44,225
       9,300                     Delphi Corp.                                                      86,397
      30,487                     Ford Motor Co.                                                   428,342
       9,400                     General Motors Corp.                                             399,312
       2,900                     Genuine Parts Co.                                                111,302
       2,900                *    Goodyear Tire & Rubber                                            31,146
       3,200                     Johnson Controls Inc.                                            181,792
       1,100                *    Navistar International Corp.                                      40,909
       2,950                     PACCAR Inc.                                                      203,904
       2,200                     Visteon Corp.                                                     17,578
                                                                                         ----------------
                                                                                                1,569,111
                                                                                         ----------------
               10.4%             BANKING
       5,900                     AmSouth Bancorporation                                           143,960
      67,868                     Bank of America Corp.                                          2,940,720
      12,900                     Bank of New York Co. Inc.                                        376,293
       9,300                     BB&T Corp.                                                       369,117
       4,000                     Capital One Financial Corp.                                      295,600
      86,369                     Citigroup Inc.                                                 3,810,600
       2,900                     Comerica Inc.                                                    172,115
       9,450                     Fifth Third Bancorp                                              465,129
       2,100                     First Horizon National Corp.                                      91,056
       2,500                     Golden West Financial                                            277,375
       3,800                     Huntington Bancshares Inc.                                        94,658
      59,252                     JPMorgan Chase & Co.                                           2,354,082
       6,800                     KeyCorp                                                          214,880
       2,000                     M&T Bank Corp.                                                   191,400
       3,800                     Marshall & Ilsley Corp.                                          153,140
      21,350                     MBNA Corp.                                                       538,020
      11,200                     National City Corp.                                              432,544
       2,800                     North Fork Bancorporation Inc.                                   124,460
       3,700                     Northern Trust Corp.                                             150,960
       4,600                     PNC Financial Services Group Inc.                                248,860
       4,800                *    Providian Financial Corp.                                         74,592
       7,668                     Regions Financial Corp.                                          253,504
       5,500                     SouthTrust Corp.                                                 229,130
       5,700                     Sovereign Bancorp Inc.                                           124,374
       5,600                     State Street Corp.                                               239,176
       4,700                     SunTrust Banks Inc.                                              330,927
       5,000                     Synovus Financial Corp.                                          130,750
      31,590                     U.S. Bancorp                                                     912,951
      21,900                     Wachovia Corp.                                                 1,028,205
      14,450                     Washington Mutual Inc.                                           564,706
      28,200                     Wells Fargo & Co.                                              1,681,566
       1,500                     Zions Bancorporation                                              91,560
                                                                                         ----------------
                                                                                               19,106,410
                                                                                         ----------------
                8.5%             BIOTECHNOLOGY & DRUGS
      26,000                     Abbott Laboratories                                            1,101,360
       2,200                     Allergan Inc.                                                    159,610
       1,900                     AmerisourceBergen Corp.                                          102,049
      21,206                *    Amgen Inc.                                                     1,201,956
       5,645                *    Biogen Idec Inc.                                                 345,305
      32,300                     Bristol-Myers Squibb Co.                                         764,541
       7,200                     Cardinal Health Inc.                                             315,144
       3,100                *    Chiron Corp.                                                     137,020
      18,800                     Eli Lilly & Co.                                                1,128,940
       6,100                *    Forest Laboratories Inc.                                         274,378
       3,700                *    Genzyme Corp.                                                    201,317

  7,200                *    Gilead Sciences Inc.                                   269,136
  2,610                *    Hospira Inc.                                            79,866
 49,500                     Johnson & Johnson Inc.                               2,788,335
  4,000                *    King Pharmaceuticals Inc.                               47,760
  4,100                *    MedImmune Inc.                                          97,170
 37,100                     Merck & Co. Inc.                                     1,224,300
  4,500                     Mylan Laboratories Inc.                                 81,000
125,830                     Pfizer Inc.                                          3,850,398
 24,500                     Schering-Plough Corp.                                  466,970
  1,800                *    Watson Pharmaceuticals Inc.                             53,028
 22,200                     Wyeth                                                  830,280
                                                                                ----------
                                                                                15,519,863
                                                                                ----------
           2.4%             BROADCAST RADIO & TV
  9,800                     Clear Channel Communications Inc.                      305,466
 37,402                *    Comcast Corp.                                        1,056,232
 76,000                *    Time Warner Inc.                                     1,226,640
  5,400                *    Univision Communications Inc.                          170,694
 28,900                     Viacom Inc. CL B                                       969,884
 34,100                     Walt Disney Co.                                        768,955
                                                                                ----------
                                                                                 4,497,871
                                                                                ----------
           0.3%             BUILDING & CONSTRUCTION
  1,100                     Ashland Inc.                                            61,688
  2,000                     Centex Corp.                                           100,920
  1,400                     Fluor Corp.                                             62,328
    800                     KB Home                                                 67,592
  2,100                     Pulte Homes Inc.                                       128,877
  1,700                     Vulcan Materials Co.                                    86,615
                                                                                ----------
                                                                                   508,020
                                                                                ----------
           0.5%             BUSINESS SERVICES
  9,900                     Automatic Data Processing Inc.                         409,068
  2,300                     Equifax Inc.                                            60,628
  2,500                     Moody's Corp.                                          183,125
  6,300                     Paychex Inc.                                           189,945
  2,900                     Robert Half International Inc.                          74,733
                                                                                ----------
                                                                                   917,499
                                                                                ----------
           0.5%             CAPITAL GOODS
  3,600                *    American Standard Cos.                                 140,076
    700                     Cummins Inc.                                            51,723
  2,500                     Eaton Corp.                                            158,525
  5,100                     Illinois Tool Works Inc.                               475,167
  1,500                     W.W. Grainger Inc.                                      86,475
                                                                                ----------
                                                                                   911,966
                                                                                ----------
           0.2%             CASINOS & GAMING
  1,800                     Harrah's Entertainment Inc.                             95,364
  5,800                     International Game Technology Inc.                     208,510
                                                                                ----------
                                                                                   303,874
                                                                                ----------
           1.4%             CHEMICALS
  3,800                     Air Products & Chemicals Inc.                          206,644
 15,500                     Dow Chemical Co.                                       700,290
 16,600                     E.I. DuPont de Nemours & Co.                           710,480
  1,300                     Eastman Chemical Co.                                    61,815
  2,100                     Engelhard Corp.                                         59,535
    800                     Great Lakes Chemical Corp.                              20,480
  1,900                *    Hercules Inc.                                           27,075
  1,600                     International Flavors & Fragrances Inc.                 61,120
  4,343                     Monsanto Co.                                           158,172
  2,800                     PPG Industries Inc.                                    171,584
  5,400                     Praxair Inc.                                           230,796
  3,700                     Rohm & Haas Co.                                        158,989
  1,200                     Sigma-Aldrich Corp.                                     69,600
                                                                                ----------
                                                                                 2,636,580
                                                                                ----------
           8.8%             COMPUTER & RELATED
  3,900                     Adobe Systems Inc.                                     192,933
  2,200                *    Affiliated Computer Services Inc.                      122,474
  6,300                *    Apple Computer Inc.                                    244,125
  1,900                     Autodesk Inc.                                           92,397
  3,800                *    BMC Software Inc.                                       60,078
  2,800                *    Citrix Systems Inc.                                     49,056
  9,700                     Computer Associates International Inc.                 255,110
  3,100                *    Computer Sciences Corp.                                146,010
  6,400                *    Compuware Corp.                                         32,960
  2,400                *    Convergys Corp.                                         32,232
 41,600                *    Dell Inc.                                            1,480,960
  5,000                *    Electronic Arts Inc.                                   229,950
  8,500                     Electronic Data Systems Corp.                          164,815
 40,700                *    EMC Corp.                                              469,678
 14,247                     First Data Corp.                                       619,745
  3,200                *    Fiserv Inc.                                            111,552
  6,200                *    Gateway Inc.                                            30,690
 50,300                     Hewlett-Packard Co.                                    943,125

  4,000                     IMS Health Inc.                                         95,680
 27,900                     International Business Machines Corp.                2,392,146
  3,200                *    Intuit Inc.                                            145,280
  2,100                *    Lexmark International Inc.                             176,421
  1,500                *    Mercury Interactive Corp.                               52,320
181,200                     Microsoft Corp.                                      5,010,180
  1,600                *    NCR Corp.                                               79,344
  5,700                *    Network Appliance Inc.                                 131,100
  6,400                *    Novell Inc.                                             40,384
 86,500                *    Oracle Corp.                                           975,720
  4,500                *    Parametric Technology Corp.                             23,760
  6,100                *    PeopleSoft Inc.                                        121,085
  8,300                *    Siebel Systems Inc.                                     62,582
 55,400                *    Sun Microsystems Inc.                                  223,816
  4,800                *    SunGard Data Systems Inc.                              114,096
  5,300                *    Symantec Corp.                                         290,864
  3,900                     Symbol Technologies Inc.                                49,296
  5,500                *    Unisys Corp.                                            56,760
  7,100                *    VERITAS Software Corp.                                 126,380
 22,700                *    Yahoo! Inc.                                            769,757
                                                                                ----------
                                                                                16,214,861
                                                                                ----------
           5.0%             CONGLOMERATES
 13,100                     3M Co.                                               1,047,607
  3,400                     Dover Corp.                                            132,158
  7,000                     Emerson Electric Co.                                   433,230
  2,400                     Fortune Brands Inc.                                    177,816
176,000                     General Electric Co.                                 5,910,080
  1,500                     ITT Industries Inc.                                    119,985
  7,500                     Raytheon Co.                                           284,850
    900                     Temple-Inland Inc.                                      60,435
  2,300                     Textron Inc.                                           147,821
  8,600                     United Technologies Corp.                              803,068
                                                                                ----------
                                                                                 9,117,050
                                                                                ----------
           3.2%             CONSUMER PRODUCTS
  1,500                     Alberto-Culver Co. CL B                                 65,220
  7,800                     Avon Products Inc.                                     340,704
  1,300                     Black & Decker Corp.                                   100,672
  3,500                     Clorox Co.                                             186,550
  3,100                *    Coach Inc.                                             131,502
  8,900                     Colgate-Palmolive Co.                                  402,102
  4,800                     Eastman Kodak Co.                                      154,656
  4,300                     Ecolab Inc.                                            135,192
 16,700                     Gillette Co.                                           697,058
  2,100                     Jones Apparel Group Inc.                                75,180
  3,200                     Leggett & Platt Inc.                                    89,920
  1,800                     Liz Claiborne Inc.                                      67,896
  7,300                     Masco Corp.                                            252,069
  1,300                     Maytag Corp.                                            23,881
  4,900                     McKesson Corp.                                         125,685
  4,600                     Newell Rubbermaid Inc.                                  92,184
  4,400                     NIKE Inc. CL B                                         346,720
 42,400                     Procter & Gamble Co.                                 2,294,688
  1,000                     Reebok International Ltd.                               36,720
  1,000                     Snap-on Inc.                                            27,560
  1,400                     Stanley Works                                           59,542
  1,800                     V.F. Corp.                                              89,010
  1,200                     Whirlpool Corp.                                         72,108
                                                                                ----------
                                                                                 5,866,819
                                                                                ----------
           0.2%             CONTAINERS & PACKAGING
  1,800                     Avery Dennison Corp.                                   118,404
  1,800                     Ball Corp.                                              67,374
  1,800                     Bemis Co. Inc.                                          47,844
  2,600                *    Pactiv Corp.                                            60,450
  1,400                *    Sealed Air Corp.                                        64,890
                                                                                ----------
                                                                                   358,962
                                                                                ----------
           0.1%             EDUCATION
  3,200                *    Apollo Group Inc.                                      234,784
                                                                                ----------
           3.1%             ELECTRONICS/SEMICONDUCTORS
  5,800                *    Advanced Micro Devices Inc.                             75,400
  8,000                *    Agilent Technologies Inc.                              172,560
  6,300                *    Altera Corp.                                           123,291
  3,300                     American Power Conversion Corp.                         57,387
  6,300                     Analog Devices Inc.                                    244,314
 28,100                *    Applied Materials Inc.                                 463,369
  5,100                *    Applied Micro Circuits Corp.                            15,963
  5,200                *    Broadcom Corp.                                         141,908
106,900                     Intel Corp.                                          2,144,414
  3,300                *    Jabil Circuit Inc.                                      75,900
  3,200                *    KLA-Tencor Corp.                                       132,736
  5,200                     Linear Technology Corp.                                188,448

  6,300                *    LSI Logic Corp.                                        27,153
  5,400                     Maxim Integrated Products Inc.                        228,366
 10,200                *    Micron Technology Inc.                                122,706
  3,200                     Molex Inc.                                             95,424
  6,000                *    National Semiconductor Corp.                           92,940
  2,500                *    Novellus Systems Inc.                                  66,475
  2,700                *    NVIDIA Corp.                                           39,204
  2,900                *    PMC-Sierra Inc.                                        25,549
  1,400                *    Power-One Inc.                                          9,072
  1,600                *    QLogic Corp.                                           47,376
  3,100                     Rockwell Automation Inc.                              119,970
  8,600                *    Sanmina-SCI Corp.                                      60,630
 16,000                *    Solectron Corp.                                        79,200
  1,400                     Tektronix Inc.                                         46,550
  3,200                *    Teradyne Inc.                                          42,880
 28,800                     Texas Instruments Inc.                                612,864
  5,700                     Xilinx Inc.                                           153,900
                                                                                ---------
                                                                                5,705,949
                                                                                ---------
           0.3%             ENTERTAINMENT & LEISURE
  1,500                     Brunswick Corp.                                        68,640
  5,000                     Harley-Davidson Inc.                                  297,200
  2,900                     Hasbro Inc.                                            54,520
  7,000                     Mattel Inc.                                           126,910
                                                                                ---------
                                                                                  547,270
                                                                                ---------
           0.1%             FABRICATED PRODUCTS
  1,000                     Crane Co.                                              28,920
  2,000                     Parker-Hannifin Corp.                                 117,720
                                                                                ---------
                                                                                  146,640
                                                                                ---------
           4.0%             FINANCIAL SERVICES
 21,100                     American Express Co.                                1,085,806
  1,700                     Bear Stearns Cos. Inc.                                163,489
 22,700                     Charles Schwab Corp.                                  208,613
  9,298                     Countrywide Financial Corp.                           366,248
  6,000                *    E*TRADE Financial Corp.                                68,520
 16,200                     Fannie Mae                                          1,027,080
  1,800                     Federated Investors Inc.                               51,192
  4,200                     Franklin Resources Inc.                               234,192
 11,500                     Freddie Mac                                           750,260
  8,100                     Goldman Sachs Group Inc.                              755,244
  4,000                     Janus Capital Group Inc.                               54,440
  4,600                     Lehman Brothers Holdings Inc.                         366,712
  7,100                     Mellon Financial Corp.                                196,599
 15,700                     Merrill Lynch & Co. Inc.                              780,604
 18,300                     Morgan Stanley                                        902,190
  7,300                     SLM Corp.                                             325,580
  2,100                     T. Rowe Price Group Inc.                              106,974
                                                                                ---------
                                                                                7,443,743
                                                                                ---------
           4.4%             FOOD, BEVERAGE & TOBACCO
    600                     Adolph Coors Co.                                       40,752
 34,100                     Altria Group Inc.                                   1,604,064
 13,400                     Anheuser-Busch Cos. Inc.                              669,330
 10,750                     Archer Daniels Midland Co.                            182,535
  2,000                     Brown-Forman Corp.                                     91,600
  6,800                     Campbell Soup Co.                                     178,772
 40,600                     Coca-Cola Co.                                       1,626,030
  7,800                     Coca-Cola Enterprises Inc.                            147,420
  8,800                     ConAgra Foods Inc.                                    226,248
  6,200                     General Mills Inc.                                    278,380
  5,900                     H.J. Heinz Co.                                        212,518
  4,100                     Hershey Foods Corp.                                   191,511
  6,800                     Kellogg Co.                                           290,088
  2,300                     McCormick & Co. Inc.                                   78,982
  4,300                     Pepsi Bottling Group Inc.                             116,745
 28,200                     PepsiCo Inc.                                        1,371,930
  2,400                     Reynolds American Inc.                                163,296
 13,200                     Sara Lee Corp.                                        301,752
  2,800                     UST Inc.                                              112,728
  3,700                     William Wrigley Jr. Co.                               234,247
                                                                                ---------
                                                                                8,118,928
                                                                                ---------
           0.9%             FORESTRY & PAPER PRODUCTS
  1,400                     Boise Cascade Corp.                                    46,592
  4,200                     Georgia-Pacific Corp.                                 150,990
  8,000                     International Paper Co.                               323,280
  8,200                     Kimberly-Clark Corp.                                  529,638
  1,800                     Louisiana-Pacific Corp.                                46,710
  3,300                     MeadWestvaco Corp.                                    105,270
  3,100                     Plum Creek Timber Co. Inc.                            108,593
  4,000                     Weyerhaeuser Co.                                      265,920
                                                                                ---------
                                                                                1,576,993
                                                                                ---------
           0.5%             HOTELS & MOTELS

 17,600                     Cendant Corp.                                         380,160
  6,300                     Hilton Hotels Corp.                                   118,692
  3,800                     Marriott International Inc.                           197,448
  3,400                     Starwood Hotels & Resorts Worldwide Inc.              157,828
                                                                                ---------
                                                                                  854,128
                                                                                ---------
           5.3%             INSURANCE
  2,500                     Aetna Inc.                                            249,825
  8,500                     AFLAC Inc.                                            333,285
 11,700                     Allstate Corp.                                        561,483
  1,800                     Ambac Financial Group Inc.                            143,910
 43,500                     American International Group Inc.                   2,957,565
  2,300                *    Anthem Inc.                                           200,675
  5,200                     Aon Corp.                                             149,448
  3,100                     Chubb Corp.                                           217,868
  2,300                     CIGNA Corp.                                           160,149
  2,835                     Cincinnati Financial Corp.                            116,859
  4,900                     Hartford Financial Services Group Inc.                303,457
  2,700                *    Humana Inc.                                            53,946
  2,400                     Jefferson-Pilot Corp.                                 119,184
  3,000                     Lincoln National Corp.                                141,000
  3,100                     Loews Corp.                                           181,350
  8,800                     Marsh & McLennan Cos.                                 402,688
  2,400                     MBIA Inc.                                             139,704
 12,600                     MetLife Inc.                                          486,990
  1,600                     MGIC Investment Corp.                                 106,480
  5,400                     Principal Financial Group Inc.                        194,238
  3,600                     Progressive Corp.                                     305,100
  8,800                     Prudential Financial Inc.                             413,952
  2,300                     SAFECO Corp.                                          104,995
 11,059                     St. Paul Travelers Cos. Inc.                          365,611
  1,900                     Torchmark Corp.                                       101,042
 11,100                     UnitedHealth Group Inc.                               818,514
  4,900                     UnumProvident Corp.                                    76,881
  2,600                *    WellPoint Health Networks Inc.                        273,234
                                                                                ---------
                                                                                9,679,433
                                                                                ---------
           0.4%             MACHINERY
  5,700                     Caterpillar Inc.                                      458,565
  4,100                     Deere & Co.                                           264,655
                                                                                ---------
                                                                                  723,220
                                                                                ---------
           2.4%             MEDICAL & RELATED
    900                     Bausch & Lomb Inc.                                     59,805
 10,200                     Baxter International Inc.                             328,032
  4,200                     Becton, Dickinson & Co.                               217,140
  4,300                     Biomet Inc.                                           201,584
 13,900                *    Boston Scientific Corp.                               552,247
  1,800                     C.R. Bard Inc.                                        101,934
  5,200                     Guidant Corp.                                         343,408
  8,100                     HCA Inc.                                              309,015
  4,000                     Health Management Associates Inc.                      81,720
  1,500                     Manor Care Inc.                                        44,940
 20,200                     Medtronic Inc.                                      1,048,380
  1,700                     Quest Diagnostics Inc.                                149,974
  2,900                *    St. Jude Medical Inc.                                 218,283
  6,600                     Stryker Corp.                                         317,328
  7,750                *    Tenet Healthcare Corp.                                 83,623
  4,070                *    Zimmer Holdings Inc.                                  321,693
                                                                                ---------
                                                                                4,379,106
                                                                                ---------
           0.7%             METALS & MINING
 14,400                     Alcoa Inc.                                            483,696
  1,300                *    Allegheny Technologies Inc.                            23,725
  2,900                     Freeport-McMoRan Copper & Gold Inc.                   117,450
  7,400                     Newmont Mining Corp.                                  336,922
  1,300                     Nucor Corp.                                           118,781
  1,500                     Phelps Dodge Corp.                                    138,045
  1,900                     United States Steel Corp.                              71,478
  1,400                     Worthington Industries Inc.                            29,890
                                                                                ---------
                                                                                1,319,987
                                                                                ---------
           0.2%             OFFICE EQUIPMENT & SUPPLIES
    800                     Deluxe Corp.                                           32,816
  3,900                     Pitney Bowes Inc.                                     171,990
 14,300                *    Xerox Corp.                                           201,344
                                                                                ---------
                                                                                  406,150
                                                                                ---------
           6.2%             OIL, ENERGY & NATURAL GAS
  1,500                     Amerada Hess Corp.                                    133,500
  4,200                     Anadarko Petroleum Corp.                              278,712
  5,422                     Apache Corp.                                          271,696
  5,600                     Baker Hughes Inc.                                     244,832
  2,600                     BJ Services Co.                                       136,266
  6,600                     Burlington Resources Inc.                             269,280
 35,600                     ChevronTexaco Corp.                                 1,909,584

 11,422                     ConocoPhillips                                         946,313
  4,000                     Devon Energy Corp.                                     284,040
  6,300                *    Dynegy Inc.                                             31,437
  1,900                     EOG Resources Inc.                                     125,115
108,400                     Exxon Mobil Corp.                                    5,238,972
  7,300                     Halliburton Co.                                        245,937
  2,500                     Kerr-McGee Corp.                                       143,125
  5,800                     Marathon Oil Corp.                                     239,424
  6,500                     Occidental Petroleum Corp.                             363,545
  1,700                *    Rowan Cos. Inc.                                         44,880
  1,300                     Sunoco Inc.                                             96,174
  4,300                     Unocal Corp.                                           184,900
  2,100                     Valero Energy Corp.                                    168,441
                                                                                ----------
                                                                                11,356,173
                                                                                ----------
           0.2%             PERSONAL SERVICES
  2,800                     Cintas Corp.                                          117,712
  2,700                     H&R Block Inc.                                         133,434
  2,400                     Sabre Holdings Corp.                                    58,872
                                                                                ----------
                                                                                   310,018
                                                                                ----------
           0.7%             PRINTING & PUBLISHING
  1,400                     Dow Jones & Co.                                         56,854
  4,500                     Gannett Co. Inc.                                       376,920
  1,300                     Knight-Ridder Inc.                                      85,085
  3,200                     McGraw-Hill Cos. Inc.                                  255,008
    800                     Meredith Corp.                                          41,104
  2,500                     New York Times Co.                                      97,750
  3,600                     R.R. Donnelley & Sons Co.                              112,752
  5,500                     Tribune Co.                                            226,325
                                                                                ----------
                                                                                 1,251,798
                                                                                ----------
           0.4%             REAL ESTATE & LEASING
  1,600                     Apartment Investment & Management Co.                   55,648
  6,700                     Equity Office Properties Trust                         182,575
  4,600                     Equity Residential                                     142,600
  3,000                     ProLogis                                               105,720
  3,400                     Simon Property Group Inc.                              182,342
                                                                                ----------
                                                                                   668,885
                                                                                ----------
           0.0%             RENTAL & LEASING
  1,100                     Ryder System Inc.                                       51,744
                                                                                ----------
           0.7%             RESTAURANTS
  2,700                     Darden Restaurants Inc.                                 62,964
 21,000                     McDonald's Corp.                                       588,630
  6,600                *    Starbucks Corp.                                        300,036
  1,900                     Wendy's International Inc.                              63,840
  4,900                     Yum! Brands Inc.                                       199,234
                                                                                ----------
                                                                                 1,214,704
                                                                                ----------
           7.3%             RETAIL
  6,100                     Albertson's Inc.                                       145,973
  4,500                *    AutoNation Inc.                                         76,860
  1,400                *    AutoZone Inc.                                          108,150
  5,000                *    Bed Bath & Beyond Inc.                                 185,550
  5,350                     Best Buy Co. Inc.                                      290,184
  2,000                *    Big Lots Inc.                                           24,460
  7,600                *    Caremark Rx Inc.                                       243,732
  3,300                     Circuit City Stores Inc.                                50,622
  7,600                     Costco Wholesale Corp.                                 315,856
  6,600                     CVS Corp.                                              278,058
  1,400                     Dillard's Inc.                                          27,636
  5,500                     Dollar General Corp.                                   110,825
 11,000                *    eBay Inc.                                            1,011,340
  1,300                *    Express Scripts Inc.                                    84,942
  2,900                     Family Dollar Stores Inc.                               78,590
  3,000                     Federated Department Stores Inc.                       136,290
 14,950                     Gap Inc.                                               279,565
 36,600                     Home Depot Inc.                                      1,434,720
  4,800                     J.C. Penney Co. Inc.                                   169,344
  5,700                *    Kohl's Corp.                                           274,683
 12,400                *    Kroger Co.                                             192,448
  7,900                     Limited Brands Inc.                                    176,091
 13,100                     Lowe's Cos. Inc.                                       711,985
  4,800                     May Department Stores Co.                              123,024
  4,488                *    Medco Health Solutions Inc.                            138,679
  2,300                     Nordstrom Inc.                                          87,952
  5,200                *    Office Depot Inc.                                       78,156
  2,700                     RadioShack Corp.                                        77,328
  7,400                *    Safeway Inc.                                           142,894
  3,500                     Sears, Roebuck & Co.                                   139,475
  2,400                     Sherwin-Williams Co.                                   105,504
  8,300                     Staples Inc.                                           247,506
  2,200                     SUPERVALU Inc.                                          60,610
 10,700                     Sysco Corp.                                            320,144

 15,200                     Target Corp.                                           687,800
  2,400                     Tiffany & Co.                                           73,776
  8,200                     TJX Cos. Inc.                                          180,728
  3,600                *    Toys R Us Inc.                                          63,864
 17,100                     Walgreen Co.                                           612,693
 70,700                     Wal-Mart Stores Inc.                                 3,761,240
  2,400                     Winn-Dixie Stores Inc.                                   7,416
                                                                                ----------
                                                                                13,316,693
                                                                                ----------
           0.4%             SCIENTIFIC & TECHNICAL INSTR.
  3,400                     Applied Biosystems Group                                64,158
  5,200                     Danaher Corp.                                          266,656
  1,900                *    Fisher Scientific International Inc.                   110,827
    800                *    Millipore Corp.                                         38,280
  2,100                     Pall Corp.                                              51,408
  2,100                     PerkinElmer Inc.                                        36,162
  2,700                *    Thermo Electron Corp.                                   72,954
  2,000                *    Waters Corp.                                            88,200
                                                                                ----------
                                                                                   728,645
                                                                                ----------
           6.1%             TELECOMMUNICATIONS & RELATED
 13,400                *    ADC Telecommunications Inc.                             24,254
  5,200                     Alltel Corp.                                           285,532
  2,600                *    Andrew Corp.                                            31,824
 13,150                     AT&T Corp.                                             188,308
 45,484                *    AT&T Wireless Services Inc.                            672,253
  7,401                *    Avaya Inc.                                             103,170
 30,600                     BellSouth Corp.                                        829,872
  2,400                     CenturyTel Inc.                                         82,176
  9,500                *    CIENA Corp.                                             18,810
112,600                *    Cisco Systems Inc.                                   2,038,060
  5,500                     Citizens Communications Co.                             73,645
  3,200                *    Comverse Technology Inc.                                60,256
 22,900                *    Corning Inc.                                           253,732
 23,900                *    JDS Uniphase Corp.                                      80,543
 71,400                *    Lucent Technologies Inc.                               226,338
 39,100                     Motorola Inc.                                          705,364
 18,500                *    Nextel Communications Inc.                             441,040
 27,000                     QUALCOMM Inc.                                        1,054,080
 29,700                *    Qwest Communications Int'l. Inc.                        98,901
 55,200                     SBC Communications Inc.                              1,432,440
  2,500                     Scientific-Atlanta Inc.                                 64,800
 24,250                     Sprint Corp.                                           488,153
  7,000                *    Tellabs Inc.                                            64,330
 46,200                     Verizon Communications Inc.                          1,819,356
                                                                                ----------
                                                                                11,137,237
                                                                                ----------
           1.5%             TRANSPORTATION
  6,200                     Burlington Northern Santa Fe Corp.                     237,522
  3,600                     CSX Corp.                                              119,520
  2,000                *    Delta Air Lines Inc.                                     6,580
  5,000                     FedEx Corp.                                            428,450
  6,500                     Norfolk Southern Corp.                                 193,310
 13,100                     Southwest Airlines Co.                                 178,422
  4,300                     Union Pacific Corp.                                    251,980
 18,700                     United Parcel Service Inc. CL B                      1,419,704
                                                                                ----------
                                                                                 2,835,488
                                                                                ----------
           2.9%             UTILITIES
 10,600                *    AES Corp.                                              105,894
  2,100                *    Allegheny Energy Inc.                                   33,516
  3,200                     Ameren Corp.                                           147,680
  6,600                     American Electric Power Co. Inc.                       210,936
  6,900                *    Calpine Corp.                                           20,010
  5,100                     CenterPoint Energy Inc.                                 52,836
  3,000                     Cinergy Corp.                                          118,800
  2,700                *    CMS Energy Corp.                                        25,704
  4,000                     Consolidated Edison Inc.                               168,160
  2,800                     Constellation Energy Group Inc.                        111,552
  5,400                     Dominion Resources Inc.                                352,350
  2,800                     DTE Energy Co.                                         118,132
 15,600                     Duke Energy Corp.                                      357,084
  5,400                     Edison International                                   143,154
 10,700                     El Paso Corp.                                           98,333
  3,800                     Entergy Corp.                                          230,318
 11,000                     Exelon Corp.                                           403,590
  5,500                     FirstEnergy Corp.                                      225,940
  3,100                     FPL Group Inc.                                         211,792
  2,700                     KeySpan Corp.                                          105,840
  2,100                     Kinder Morgan Inc.                                     131,922
    700                     Nicor Inc.                                              25,690
  4,400                     NiSource Inc.                                           92,444
    600                     Peoples Energy Corp.                                    25,008
  6,900                *    PG&E Corp.                                             209,760

 1,500                     Pinnacle West Capital Corp.                                       62,250
 3,100                     PPL Corp.                                                        146,258
 4,100                     Progress Energy Inc.                                             173,594
 3,900                     Public Service Enterprise Group Inc.                             166,140
 3,800                     Sempra Energy                                                    137,522
12,200                     Southern Co.                                                     365,756
 3,100                     TECO Energy Inc.                                                  41,943
 4,900                *    TXU Corp.                                                        234,808
 8,600                     Williams Cos. Inc.                                               104,060
 6,600                     Xcel Energy Inc.                                                 114,312
                                                                                   ----------------
                                                                                          5,273,088
                                                                                   ----------------
          0.2%             WASTE MANAGEMENT SERVICES
 5,300                *    Allied Waste Industries Inc.                                      46,905
 9,700                     Waste Management Inc.                                            265,198
                                                                                   ----------------
                                                                                            312,103
                                                                                   ----------------

         92.7%             TOTAL U.S. COMMON STOCKS                                $    169,963,936
                                                                                   ----------------

             % OF                                                                           FAIR
SHARES    NET ASSETS                           FOREIGN COMMON STOCKS                        VALUE
------------------------------------------------------------------------------------------------------
             1.0%             BERMUDA
             0.1%             AUTOMOTIVE & RELATED
    2,900                     Ingersoll-Rand Co. Ltd.                                 $        197,113
                                                                                      ----------------
             0.6%             CONGLOMERATES
   33,400                     Tyco International Ltd.                                        1,024,044
                                                                                      ----------------
             0.0%             ELECTRONICS/SEMICONDUCTORS
    1,600                     Cooper Industries Ltd.                                            94,400
                                                                                      ----------------
             0.2%             INSURANCE
    4,700                     ACE Ltd.                                                         188,282
    2,300                     XL Capital Ltd.                                                  170,177
                                                                                      ----------------
                                                                                               358,459
                                                                                      ----------------
             0.1%             OIL, ENERGY & NATURAL GAS
    2,400                *    Nabors Industries Ltd.                                           113,640
                                                                                      ----------------
                              TOTAL BERMUDA                                                  1,787,656
                                                                                      ----------------

             0.1%             CAYMAN ISLANDS
             0.1%             OIL, ENERGY & NATURAL GAS
    2,200                *    Noble Corp.                                                       98,890
    5,300                *    Transocean Inc.                                                  189,634
                                                                                      ----------------
                              TOTAL CAYMAN ISLANDS                                             288,524
                                                                                      ----------------

             0.4%             NETHERLANDS
             0.4%             OIL, ENERGY & NATURAL GAS
    9,800                     Schlumberger Ltd.                                                659,638
                                                                                      ----------------

             0.3%             PANAMA
             0.3%             ENTERTAINMENT & LEISURE
   10,500                     Carnival Corp.                                                   496,545
                                                                                      ----------------

             1.8%             TOTAL FOREIGN COMMON STOCKS                             $      3,232,363
                                                                                      ----------------

            94.5%             TOTAL COMMON STOCKS                                     $    173,196,299
                                                                                      ----------------

             % OF                                                                           FAIR
SHARES    NET ASSETS            EXCHANGE TRADED FUNDS                                      VALUE
------------------------------------------------------------------------------------------------------
             1.6%             DEPOSITORY RECEIPTS
   27,100                     S&P Depository Receipts                                 $      3,028,696
                                                                                      ----------------

             1.6%             TOTAL DEPOSITORY RECEIPTS                               $      3,028,696
                                                                                      ----------------

   FACE        % OF                                                                           FAIR
  AMOUNT    NET ASSETS                           SHORT-TERM NOTES (a)                         VALUE
--------------------------------------------------------------------------------------------------------
               1.7%             FINANCIAL SERVICES
$ 3,139,000                     AIG Funding Inc.  1.650%  10/01/04                      $      3,139,000
                                                                                        ----------------

               1.8%             INSURANCE
  3,235,000                     Prudential Funding Corp.  1.730%  10/04/04                     3,234,534
                                                                                        ----------------

               3.5%             TOTAL SHORT-TERM NOTES                                  $      6,373,534
                                                                                        ----------------

              99.6%             TOTAL HOLDINGS (COST $190,990,275) (b)                  $    182,598,529
               0.4%             NET OTHER ASSETS (LIABILITIES)                                   801,434
                                                                                        ----------------
             100.0%             NET ASSETS                                              $    183,399,963
                                                                                        ================

CONTRACTS                                                                                 UNREALIZED
   (C)                                                                                   APPRECIATION
-------------------------------------------------------------------------------------------------------
        25                     Futures Contacts Purchased S&P 500 Index Futures
                                  (December 2004/$1,119.60)                            $         29,375
                                                                                       ================

-------------
      *     Non-income producing securities.

      (a) The short-term notes are pledged as collateral for the S&P 500 futures contracts.

      (b) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $222,496.

      (c) The futures contracts are hedged by commercial paper and cash on deposit with a combined fair value of $7,156,616.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30,2004 (UNAUDITED)

                  % OF                                                                             FAIR
     SHARES     NET ASSETS         U.S. COMMON STOCKS                                             VALUE
---------------------------------------------------------------------------------------------------------------
                  0.8%        ADVERTISING
       21,700               * Interpublic Group of Cos. Inc.                                $        229,803
                                                                                            ----------------

                  1.1%        AEROSPACE & DEFENSE
        5,956                 Northrop Grumman Corp.                                                 317,634
                                                                                            ----------------

                  2.2%        AUTOMOTIVE & RELATED
       24,947                 Ford Motor Co.                                                         350,505
        5,200                 Johnson Controls Inc.                                                  295,412
                                                                                            ----------------
                                                                                                     645,917
                                                                                            ----------------
                 18.2%        BANKING
       28,600                 Bank of America Corp.                                                1,239,238
        5,300                 Capital One Financial Corp.                                            391,670
       23,933                 Citigroup Inc.                                                       1,055,924
       28,600                 JPMorgan Chase & Co.                                                 1,136,278
       13,800                 MBNA Corp.                                                             347,760
       20,900                 U.S. Bancorp                                                           604,010
        6,300                 Wachovia Corp.                                                         295,785
        5,000                 Wells Fargo & Co.                                                      298,150
                                                                                            ----------------
                                                                                                   5,368,815
                                                                                            ----------------
                  1.5%        BIOTECHNOLOGY & DRUGS
        2,700                 Johnson & Johnson Inc.                                                 152,091
        9,433                 Pfizer Inc.                                                            288,650
                                                                                            ----------------
                                                                                                     440,741
                                                                                            ----------------
                  2.6%        BROADCAST RADIO & TV
       10,835                 Viacom Inc. CL B                                                       363,623
       17,300                 Walt Disney Co.                                                        390,115
                                                                                            ----------------
                                                                                                     753,738
                                                                                            ----------------
                  1.1%        CAPITAL GOODS
        5,100                 Eaton Corp.                                                            323,391
                                                                                            ----------------

                  2.9%        CHEMICALS
        7,800                 Air Products & Chemicals Inc.                                          424,164
        6,900                 PPG Industries Inc.                                                    422,832
                                                                                            ----------------
                                                                                                     846,996
                                                                                            ----------------
                  7.1%        COMPUTER & RELATED
       17,300               * BMC Software Inc.                                                      273,513
        4,700               * Computer Sciences Corp.                                                221,370
       19,723                 Hewlett-Packard Co.                                                    369,806
        3,400                 International Business Machines Corp.                                  291,516
       11,700                 Microsoft Corp.                                                        323,505
       14,100               * Storage Technology Corp.                                               356,166
       11,100               * SunGard Data Systems Inc.                                              263,847
                                                                                            ----------------
                                                                                                   2,099,723
                                                                                            ----------------
                  1.1%        CONGLOMERATES
        4,900                 Textron Inc.                                                           314,923
                                                                                            ----------------

                  2.1%        CONSUMER PRODUCTS
       10,400                 Masco Corp.                                                            359,112
        9,900                 McKesson Corp.                                                         253,935
                                                                                            ----------------
                                                                                                     613,047
                                                                                            ----------------
                  0.9%        ELECTRONICS/SEMICONDUCTORS
       15,900               * Applied Materials Inc.                                                 262,191
                                                                                            ----------------

                  5.8%        FINANCIAL SERVICES
        7,700                 Fannie Mae                                                             488,180
        4,400                 Freddie Mac                                                            287,056
        3,900                 Goldman Sachs Group Inc.                                               363,636
       11,700                 Morgan Stanley                                                         576,810
                                                                                            ----------------
                                                                                                   1,715,682
                                                                                            ----------------
                  2.9%        FOOD, BEVERAGE & TOBACCO
       12,500                 Altria Group Inc.                                                      588,000
       16,800                 Tyson Foods Inc.                                                       269,136
                                                                                            ----------------
                                                                                                     857,136
                                                                                            ----------------
                  1.3%        FORESTRY & PAPER PRODUCTS
        4,200                 Georgia-Pacific Corp.                                                  150,990
        5,500                 International Paper Co.                                                222,255
                                                                                            ----------------
                                                                                                     373,245
                                                                                            ----------------
                  2.5%        HOTELS & MOTELS
       34,067                 Cendant Corp.                                                          735,847
                                                                                            ----------------

                  6.6%        INSURANCE
       10,900                 Allstate Corp.                                                         523,091

        4,200                 American International Group Inc.                                      285,558
       11,900                 Aon Corp.                                                              342,006
        6,300                 Hartford Financial Services Group Inc.                                 390,159
        6,100                 Nationwide Financial Services Inc.                                     214,171
        2,700                 UnitedHealth Group Inc.                                                199,098
                                                                                            ----------------
                                                                                                   1,954,083
                                                                                            ----------------
                  0.6%        MEDICAL & RELATED
       17,800               * Tenet Healthcare Corp.                                                 192,062
                                                                                            ----------------
                  1.3%        METALS & MINING
       11,100                 Alcoa Inc.                                                             372,849
                                                                                            ----------------
                  1.5%        OFFICE EQUIPMENT & SUPPLIES
        9,700                 Pitney Bowes Inc.                                                      427,770
                                                                                            ----------------
                  8.7%        OIL, ENERGY & NATURAL GAS
       15,800                 ChevronTexaco Corp.                                                    847,512
        2,900                 ConocoPhillips                                                         240,265
       13,512                 Exxon Mobil Corp.                                                      653,035
       13,400                 Halliburton Co.                                                        451,446
        9,300                 Marathon Oil Corp.                                                     383,904
                                                                                            ----------------
                                                                                                   2,576,162
                                                                                            ----------------
                  1.0%        PERSONAL SERVICES
        6,000                 H&R Block Inc.                                                         296,520
                                                                                            ----------------
                  3.5%        RETAIL
        4,100                 Federated Department Stores Inc.                                       186,263
       15,000                 Gap Inc.                                                               280,500
       12,600                 Home Depot Inc.                                                        493,920
       23,100               * Rite Aid Corp.                                                          81,312
                                                                                            ----------------
                                                                                                   1,041,995
                                                                                            ----------------
                  6.7%        TELECOMMUNICATIONS & RELATED
        5,400                 BellSouth Corp.                                                        146,448
       23,800                 Motorola Inc.                                                          429,352
       19,700                 SBC Communications Inc.                                                511,215
       15,300                 Sprint Corp.                                                           307,989
       14,730                 Verizon Communications Inc.                                            580,067
                                                                                            ----------------
                                                                                                   1,975,071
                                                                                            ----------------
                  4.1%        UTILITIES
       11,200                 American Electric Power Co. Inc.                                       357,952
       13,700                 Edison International                                                   363,187
        5,300                 FirstEnergy Corp.                                                      217,724
        4,000                 FPL Group Inc.                                                         273,280
                                                                                            ----------------
                                                                                                   1,212,143
                                                                                            ----------------

                 88.1%        TOTAL U.S. COMMON STOCKS                                      $     25,947,484
                                                                                            ----------------

                   % OF                                                                          FAIR
     SHARES      NET ASSETS           FOREIGN COMMON STOCKS                                      VALUE
-------------------------------------------------------------------------------------------------------------
                  1.7%        AUSTRALIA
                  1.7%        MEDIA & PUBLISHING
       16,000                 News Corp. Ltd. ADR                                           $        501,280
                                                                                            ----------------

                  4.4%        BERMUDA
                  2.9%        CONGLOMERATES
       27,700                 Tyco International Ltd.                                                849,282
                  1.5%        INSURANCE
       10,900                 ACE Ltd.                                                               436,654
                                                                                            ----------------
                              TOTAL BERMUDA                                                        1,285,936
                                                                                            ----------------
                  0.9%        NETHERLANDS
                  0.9%        CONGLOMERATES
       12,700                 Koninklijke Philips Electronics NV ADR                                 290,957
                                                                                            ----------------
                  1.9%        UNITED KINGDOM
                  1.9%        OIL, ENERGY & NATURAL GAS
        9,700                 BP plc ADR                                                             558,041
                                                                                            ----------------
                  8.9%        TOTAL FOREIGN COMMON STOCKS                                   $      2,636,214
                                                                                            ----------------
                 97.0%        TOTAL COMMON STOCKS                                           $     28,583,698
                                                                                            ----------------

     FACE         % OF                                                                            FAIR
    AMOUNT     NET ASSETS             REPURCHASE AGREEMENTS                                       VALUE
-------------------------------------------------------------------------------------------------------------
  $ 719,000      2.4%         FINANCIAL SERVICES
                              US Bank 1.250% 10/01/04
                                Repurchase price $719,049
                                Collateralized by Freddie Mac Gold
                                Mortgage Back Pool #C01528
                                Fair Value:  $733,434

                                Due:  04/01/33
                                Interest:  5.000%                                           $        719,000
                                                                                            ----------------
                  2.4%        TOTAL REPURCHASE AGREEMENTS                                   $        719,000
                                                                                            ----------------

                 99.4%        TOTAL HOLDINGS  (COST $26,477,516) (a)                        $     29,302,698
                  0.6%        NET OTHER ASSETS (LIABILITIES)                                         163,977
                                                                                            ----------------
                100.0%        NET ASSETS                                                    $     29,466,675
                                                                                            ================

--------------

      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal Income tax reporting of approximately $810,855.

      ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
HIGH INCOME BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30,2004 (UNAUDITED)

       FACE         % OF                                                                           FAIR
      AMOUNT     NET ASSETS         LONG-TERM BONDS & NOTES                                        VALUE
-------------------------------------------------------------------------------------------------------------
                  1.6%        AEROSPACE & DEFENSE
     $ 75,000                 Alliant Techsystems Inc. 8.500% 05/15/11                      $         82,125
       50,000                 Argo Tech Corp. 9.250% 06/01/11 (144A)                                  54,250
       50,000                 Hexcel Corp. 9.875% 10/01/08                                            56,250
       75,000                 Hexcel Corp. 9.750% 01/15/09                                            79,125
      225,000                 L-3 Communications Corp. 6.125% 01/15/14                               228,937
      100,000                 TransDigm Inc. 8.375% 07/15/11                                         107,500
                                                                                            ----------------
                                                                                                     608,187
                                                                                            ----------------
                  0.2%        AGRICULTURE
       75,000                 Hines Nurseries Inc.10.250% 10/01/11                                    79,875
                                                                                            ----------------
                  3.2%        AUTOMOTIVE & RELATED
       75,000                 Accuride Corp. Ser. B 9.250% 02/01/08                                   76,125
      100,000                 Advanced Accessory Systems 10.750% 06/15/11                             93,500
      100,000                 General Motors Corp. 7.125% 07/15/13                                   104,764
      100,000                 General Motors Corp. 8.375% 07/15/33                                   106,652
       50,000                 Lear Corp. Ser. B 7.960% 05/15/05                                       51,720
      100,000                 Rexnord Corp. 10.125% 12/15/12                                         113,500
      100,000                 Standyne Corp. 10.000% 08/15/14 (144A)                                 105,000
      100,000                 Stoneridge Inc. 11.500% 05/01/12                                       114,000
      100,000                 Transportation Technologies Ind. Inc. 12.500% 03/31/10 (144A)          103,250
      173,000                 TRW Automotive Inc. 11.000% 02/15/13                                   206,735
      125,000                 United Components Inc. 9.375% 06/15/13                                 135,000
                                                                                            ----------------
                                                                                                   1,210,246
                                                                                            ----------------
                  5.0%        BROADCAST RADIO & TV
      100,000                 CableVision Systems Corp. 8.000% 04/15/12 (144A)                       104,750
      175,000                 Charter Communications II 10.250% 09/15/10                             178,937
      200,000               * Charter Communications 9.920% 04/01/11                                 155,000
       75,000                 Coleman Cable Inc. 9.875% 10/01/12 (144A)                               77,250
      150,000                 CSC Holdings Inc. 7.250% 7/15/08                                       157,500
       50,000                 CSC Holdings Inc. 6.750% 04/15/12 (144A)                                50,500
       50,000                 CSC Holdings Inc. Ser.B 8.125% 07/15/09                                 53,750
      125,000                 Directv Holdings/Finance 8.375% 03/15/13                               143,125
      200,000                 Echostar DBS Corp. 5.750% 10/01/08                                     202,000
       50,000                 Echostar DBS Corp. 6.375% 10/01/11                                      50,750
       50,000                 Echostar DBS Corp. 6.625% 10/01/14 (144A)                               49,750
       50,000                 Fisher Communications Inc. 8.625% 09/15/14 (144A)                       52,250
      200,000                 Kabel Deutschland GmbH 10.625% 07/01/14 (144A)                         217,000
       75,000                 Lodgenet Entertainment 9.500% 06/15/13                                  82,125
      100,000                 Rainbow National Services 10.375% 09/01/14 (144A)                      105,000
      100,000                 Sinclair Broadcast Group 8.750% 12/15/11                               109,500
       47,170               * XM Satellite Radio Holdings Inc. due 12/31/09
                               0% to 12/31/05 then 14.000%                                            46,934
       47,000                 XM Satellite Radio Holdings Inc. 12.000% 06/15/10                       55,108
                                                                                            ----------------
                                                                                                   1,891,229
                                                                                            ----------------
                  3.6%        BUILDING & CONSTRUCTION
       50,000                 Associated Materials Inc. 9.750% 04/15/12                               57,250
      150,000               * Associated Materials Inc. due 03/01/14
                               0% to 03/01/09 then 11.250% (144A)                                    110,250
      125,000                 Brand Services Inc. 12.000% 10/15/12                                   142,500
      100,000                 Collins & Aikman Floorcoverings 9.750% 02/15/10                        106,250
      125,000                 Erico Int'l. Corp. 8.875% 03/01/12                                     129,687
      125,000                 Euramax Int'l. PLC 8.500% 08/15/11                                     134,375
      125,000                 InterLine Brands Inc. 11.500% 05/15/11                                 139,375
       75,000                 Mueller Group Inc. 10.000% 05/01/12 (144A)                              81,375
       75,000                 Norcraft Companies LLC 9.000% 11/01/11 (144A)                           81,563
      225,000               * Norcraft Holdings LP due 09/01/12
                               to 09/01/08 then 9.750% (144A)                                        166,500
       75,000                 Ply Gem Inds. Inc. 9.000% 02/15/12 (144A)                               75,938
       50,000                 THL Buildco (Nortek Inc.) 8.500% 09/01/14 (144A)                        52,500
      100,000                 US Concrete Inc. 8.375% 04/01/14                                       106,500
                                                                                            ----------------
                                                                                                   1,384,063
                                                                                            ----------------
                  0.7%        BUSINESS SERVICES
       75,000                 Brickman Group Ltd. 11.750% 12/15/09                                    87,187
       50,000                 Language Line Inc. 11.125% 06/15/12 (144A)                              51,500
       50,000               * Language Line Inc. due 06/15/13
                               0% to 6/15/09 then 14.125% (144A)                                      27,000
      100,000                 Sitel Corp. 9.250% 03/15/06                                             97,750
                                                                                            ----------------
                                                                                                     263,437
                                                                                            ----------------
                  5.7%        CASINOS & GAMING
       50,000                 Boyd Gaming Corp. 8.750% 04/15/12                                       55,937
       50,000                 Boyd Gaming Corp. 7.750% 12/15/12                                       53,750
      125,000                 Global Cash Access/Finance 8.750% 03/15/12 (144A)                      133,437

       75,000                 Harrahs Operating Co. Inc. 7.875% 12/15/05                              79,312
       50,000                 Isle of Capri Casinos Inc. 9.000% 03/15/12                              55,875
       75,000                 Majestic Star Casino 9.500% 10/15/10                                    77,063
      175,000                 Mandalay Resort 10.250% 08/01/07                                       199,500
       50,000                 Mandalay Resort 9.375% 02/15/10                                         57,500
      150,000                 MGM Grand Inc. 9.750% 06/01/07                                         167,625
       25,000                 MGM Grand Inc. 6.000% 10/01/09                                          25,500
       75,000                 MGM Mirage 8.500% 09/15/10                                              85,594
      100,000                 MGM Mirage 8.375% 02/01/11                                             110,750
       75,000                 MGM Mirage / MGM Grand 5.875% 02/27/14                                  72,375
       50,000                 Mohegan Tribal Gaming 6.375% 07/15/09                                   52,125
       50,000                 Mohegan Tribal Gaming 8.000% 04/01/12                                   55,625
      100,000                 MTR Gaming Group Ser. B 9.750% 04/01/10                                109,500
      150,000                 Park Place Entertainment 7.875% 03/15/10                               169,875
      100,000                 Park Place Entertainment 8.125% 05/15/11                               115,500
       75,000                 Penn National Gaming Inc. 11.125% 03/01/08                              81,844
       50,000                 Station Casinos Inc. 6.000% 04/01/12                                    51,375
      100,000                 Station Casinos Inc. 6.500% 02/01/14                                   103,000
      100,000                 Sun Int'l. Hotels Ltd. 8.875% 08/15/11                                 110,250
       75,000                 Venetian Casino/LV Sands 11.000% 06/15/10                               86,625
       50,000                 Wynn Las Vegas LLC 12.000% 11/01/10                                     61,875
                                                                                            ----------------
                                                                                                   2,171,812
                                                                                            ----------------
                  5.7%        CHEMICALS
      150,000                 BCP Caylux Hldgs. Lux SCA 9.625% 06/15/14 (144A)                       162,750
      100,000                 Borden US Finance Corp. 9.000% 07/15/14 (144A)                         106,250
       50,000                 Compass Minerals Group 10.000% 08/15/11                                 56,250
       50,000               * Compass Minerals Int'l. due 12/15/12
                               0% to 12/15/07 then 12.750%                                            42,250
      250,000               * Crystal US Holdings due 10/01/14
                               0% to 10/01/09 then 10.500% (144A)                                    151,875
      100,000                 Equistar Chemical Funding 10.125% 09/01/08                             112,750
       50,000                 FMC Corp. 10.250% 11/01/09                                              58,625
       50,000                 Foamex LP 9.875% 06/15/07                                               36,750
       50,000                 Foamex LP 10.750% 04/01/09                                              46,625
       50,000                 Huntsman Advanced Materials 11.000% 07/15/10 (144A)                     58,250
      200,000                 Huntsman ICI Chemicals 10.125% 07/01/09                                211,000
      100,000                 Invista 9.250% 05/01/12 (144A)                                         107,500
       75,000                 Koppers Inc. 9.875% 10/15/13                                            83,250
       90,000                 Lyondell Chemical Co. 9.875% 05/01/07                                   95,288
      100,000                 Lyondell Chemical Co. 9.500% 12/15/08                                  109,625
       75,000                 Lyondell Chemical Co. 10.875% 05/01/09                                  79,875
       75,000                 Lyondell Chemical Co. 10.500% 06/01/13                                  86,625
       50,000                 Lyondell Chemical Co. Ser.A 9.625% 05/01/07                             54,500
       50,000                 Nalco Company 7.750% 11/15/11                                           53,313
       50,000                 Nalco Company 8.875% 11/15/13                                           54,250
      100,000               * Nalco Finance Holdings Inc. due 02/01/14
                               0% to 02/01/09 then 9.000% (144A)                                      72,500
      125,000                 Rhodia SA 8.875% 06/01/11                                              109,688
      100,000               * Salt Hldgs. / Compass Minerals due 06/01/13
                                0% to 6/01/08 then 12.000%                                            80,000
       50,000                 Union Carbide Chemical & Plastic 7.875% 04/01/23                        49,203
       50,000                 Union Carbide Corp. 8.750% 08/01/22                                     50,130
       50,000                 Union Carbide Corp. 7.500% 06/01/25                                     48,210
                                                                                            ----------------
                                                                                                   2,177,332
                                                                                            ----------------
                  1.0%        COMPUTER & RELATED
      125,000                 Activant Solutions 10.500% 06/15/11                                    129,375
       50,000                 Seagate Technology  8.000% 05/15/09                                     53,250
      150,000                 UGS Corp. 10.000% 06/01/12 (144A)                                      163,875
       50,000                 Unisys Corp. 6.875% 03/15/10                                            52,375
                                                                                            ----------------
                                                                                                     398,875
                                                                                            ----------------
                  5.0%        CONSUMER PRODUCTS
       50,000                 American Achievement Corp. 8.250% 04/01/12 (144A)                       52,750
      100,000                 Ames True Temper Inc. 10.000% 07/15/12 (144A)                          102,500
      125,000                 Armkel Corp. 9.500% 08/15/09                                           136,562
       75,000                 Chattem Inc. 7.000% 03/01/14                                            76,687
       75,000                 Icon Health & Fitness Inc. 11.250% 04/01/12                             80,625
      175,000                 Jarden Corp. / Alltrisa Corp. 9.750% 05/01/12                          194,250
      200,000               * Jostens Holding Corp. due 12/01/13
                               0% to 12/01/08 then 10.250%                                           137,000
      125,000                 Jostens IH Corp. 7.625% 10/01/12 (144A)                                125,625
       75,000                 Jostens Inc. 12.750% 05/01/10                                           84,187
       50,000                 K2 Corp. 7.375% 07/01/14 (144A)                                         52,953
       75,000                 Leiner Health Products 11.000% 06/01/12 (144A)                          80,063
       50,000               * NBC Acquisition Corp. due 03/15/13
                               0% to 3/15/08 then 11.000%                                             34,250
       75,000                 Nebraska Book Co. 8.625% 03/15/12                                       75,000
      125,000                 Playtex Products Inc. 9.375% 06/01/11                                  128,750
      100,000                 Sealy Mattress Co. 8.250% 06/15/14 (144A)                              101,500
       75,000                 Simmons Co. 7.875% 01/15/14 (144A)                                      78,375
       83,000                 Tempur-Pedic Inc. 10.250% 08/15/10                                      94,828

       75,000                 True Temper Sports Inc. 8.375% 09/15/11                                 69,375
      100,000                 United Inds. Corp. Ser. D 9.875% 04/01/09                              104,000
       75,000                 WH Holdings / WH Capital 9.500% 04/01/11                                81,375
                                                                                            ----------------
                                                                                                   1,890,655
                                                                                            ----------------
                  2.5%        CONTAINERS & PACKAGING
      100,000                 Berry Plastics Corp. 10.750% 07/15/12                                  114,000
       50,000                 Graham Pkg. Co. 5.485% 01/15/08                                         49,250
      100,000                 Graham Pkg. Co. 8.750% 01/15/08                                        103,500
       50,000                 Graham Pkg. Co. 8.500% 10/15/12 (144A)                                  51,250
       50,000                 Greif Bros. Corp. 8.875% 08/01/12                                       55,750
       50,000                 Owens Brockway Glass 7.750% 05/15/11                                    53,625
       50,000                 Owens Brockway Glass 8.250% 05/15/13                                    53,438
      100,000                 Owens-Illinois Inc. 7.150% 05/15/05                                    102,500
      125,000                 Owens-Illinois Inc. 8.100% 05/15/07                                    131,875
       50,000                 Pliant Corp. 11.125% 09/01/09                                           52,500
       50,000                 Pliant Corp. 13.000% 06/01/10                                           43,250
       50,000                 Pliant Corp. / Huntsman Packaging 13.000% 06/01/10                      43,250
        8,536                 Russell Stanley Holdings 9.000% 11/30/08 (144A) (b)                         85
      100,000                 Tekni-Plex Inc. Ser. B 12.750% 06/15/10                                 84,250
                                                                                            ----------------
                                                                                                     938,523
                                                                                            ----------------
                  7.5%        DIVERSIFIED
      750,000                 Dow Jones CDX HY T2 6.375% 12/29/09 (144A)                             765,937
      125,000                 Eagle-Picher Inds. Inc. 9.750% 09/01/13                                128,750
       75,000                 Polypore Inc. 8.750% 05/15/12 (144A)                                    79,313
    1,507,267                 Targeted Return Index Securities (High Yield TRAINS) (144A)          1,623,946
      125,000                 Tyco Int'l. Group 6.375% 06/15/05                                      128,066
      150,000                 Tyco Int'l. Group 5.800% 08/01/06                                      156,905
                                                                                            ----------------
                                                                                                   2,882,917
                                                                                            ----------------
                  1.0%        ELECTRONICS/SEMICONDUCTORS
       57,000                 AMI Semiconductor Inc. 10.750% 02/01/13                                 66,690
       75,000                 Freescale Semiconductor 7.125% 07/15/14 (144A)                          78,375
      100,000                 Ingram Micro Inc. 9.875% 08/15/08                                      109,750
      100,000                 Telex Communications 11.500% 10/15/08                                  108,500
                                                                                            ----------------
                                                                                                     363,315
                                                                                            ----------------
                  2.7%        ENTERTAINMENT & LEISURE
      150,000                 AMC Entertainment Inc. 9.875% 02/01/12                                 156,750
      225,000               * Cinemark Inc. due 3/15/14                                              155,812
                               0% to 3/15/09 then 9.750%
       50,000                 Cinemark USA Inc. 9.000% 02/01/13                                       56,250
       75,000                 Intrawest Corp. 10.500% 02/01/10                                        81,375
      100,000                 Intrawest Corp. 7.500% 10/15/13 (144A)                                 104,250
      150,000                 LCE Acquisition Corp. 9.000% 08/01/14 (144A)                           155,250
       75,000                 Royal Caribbean Cruises 8.000% 05/15/10                                 84,938
      200,000                 Universal City Development 11.750% 04/01/10                            234,000
                                                                                            ----------------
                                                                                                   1,028,625
                                                                                            ----------------
                  1.9%        ENVIRONMENTAL SERVICES & EQUIPMENT
       50,000                 Allied Waste N.A. 6.125% 02/15/14                                       47,000
      300,000                 Allied Waste N.A. Ser.B 7.625% 01/01/06                                315,000
       75,000                 Allied Waste N.A. Ser.B 9.250% 09/01/12                                 83,812
      100,000                 Clean Harbors Inc. 11.250% 07/15/12 (144A)                             103,750
      125,000                 Sensus Metering Systems 8.625% 12/15/13                                128,125
       50,000                 Synagro Tech. Inc. 9.500% 04/01/09                                      53,500
                                                                                            ----------------
                                                                                                     731,187
                                                                                            ----------------
                  0.3%        FINANCIAL SERVICES
      100,000                 Dollar Financial Group 9.750 11/15/11                                  106,500
                                                                                            ----------------

                  5.8%        FOOD, BEVERAGE & TOBACCO
       24,000                 Agrilink Foods Inc. 11.875% 11/01/08                                    25,320
      125,000                 American Seafoods Group 10.125% 04/15/10                               134,375
       50,000                 B&G Foods Inc. 9.625% 08/01/07                                          51,000
       75,000                 Commonwealth Brands Inc 10.625% 09/01/08 (144A)                         79,500
       75,000                 Constellation Brands Inc. 8.000% 02/15/08                               83,156
       50,000                 Cott Beverages Inc. 8.000% 12/15/11                                     54,750
       50,000                 Del Monte Corp. 8.625% 12/15/12                                         56,000
      175,000                 Del Monte Corp. Ser. B 9.250% 05/15/11                                 193,812
       50,000                 Dimon Inc. 7.750% 06/01/13                                              49,000
       50,000                 Dimon Inc. Ser.B 9.625% 10/15/11                                        53,000
      100,000                 Dole Food Co. Inc. 8.625% 05/01/09                                     109,750
       50,000                 Dole Food Co. Inc. 7.250% 06/15/10                                      51,750
       50,000                 Dole Food Inc. 8.875% 03/15/11                                          54,625
       75,000                 Eagle Family Foods Inc. Ser. B 8.750% 01/15/08                          58,125
       75,000                 Gold Kist Inc. 10.250% 3/15/14 (144A)                                   83,625
      100,000                 Michael Foods Inc. 8.000% 11/15/13                                     104,500
       50,000                 National Beef Packaging 10.500% 08/01/11                                51,250
      125,000                 Pierre Foods Inc. 9.875% 07/15/12 (144A)                               129,375
       75,000                 Pilgrim's Pride 9.250% 11/15/13                                         82,500
       50,000                 Pilgrim's Pride 9.625% 09/15/11                                         56,313
       75,000                 Reddy Ice Group Inc. 8.875% 08/01/11                                    81,000
      175,000                 Smithfield Foods Inc. Ser. B 8.000% 10/15/09                           192,938
       50,000                 Smithfield Foods Inc. Ser. B 7.750% 05/15/13                            54,125

       50,000                 Standard Commercial Corp. 8.000% 04/15/12 (144A)                        51,250
       50,000                 Swift & Co. 10.125% 10/01/09                                            55,250
       50,000                 Swift & Co. 12.500% 01/01/10                                            55,000
      125,000               * UAP Holding Corp. due 07/15/12
                               0% to 01/15/08 then 10.750% (144A)                                     96,250
       50,000                 United Agri Products 8.250% 12/15/11 (144A)                             54,250
                                                                                            ----------------
                                                                                                   2,201,789
                                                                                            ----------------
                  3.4%        FORESTRY & PAPER PRODUCTS
       50,000                 Boise Cascade Corp. 7.000% 11/01/13                                     58,250
      150,000                 Georgia-Pacific Corp. 7.500% 05/15/06                                  159,375
      125,000                 Georgia-Pacific Corp. 8.125% 05/15/11                                  146,250
      225,000                 Georgia-Pacific Corp. 9.375% 02/01/13                                  266,062
      125,000                 Graphic Packaging Int'l. 9.500% 08/15/13                               143,125
      100,000                 Jefferson Smurfit Corp. 8.250% 10/01/12                                110,500
       50,000                 MDP Acquisitions PLC  9.625% 10/01/12                                   56,750
       93,234                 MDP Acquisitions PLC 15.500% 10/01/13                                  109,084
       75,000                 Riverside Forest Products 7.875% 03/01/14                               79,875
       75,000                 Stone Container Corp. 9.750% 02/01/11                                   83,438
      100,000                 Tembec Industries Inc. 8.500% 02/01/11                                 105,500
                                                                                            ----------------
                                                                                                   1,318,209
                                                                                            ----------------
                  1.7%        HOTELS & MOTELS
       50,000                 Courtyard By Marriott II Ser. B 10.750% 02/01/08                        50,750
      100,000                 Hilton Hotels Corp. 7.625% 05/15/08                                    112,330
       50,000                 Hilton Hotels Corp. 8.250% 02/15/11                                     59,322
       38,000                 HMH Properties Inc. Ser.B 7.875% 08/01/08                               39,330
      150,000                 Host Marriott LP 7.125% 11/01/13                                       157,875
      150,000                 Starwood Hotels & Resorts 7.375% 05/01/07                              162,375
       75,000                 Starwood Hotels & Resorts 7.875% 05/01/12                               85,594
                                                                                            ----------------
                                                                                                     667,576
                                                                                            ----------------
                  1.5%        MACHINERY
       75,000                 AGCO Corp. 9.500% 05/01/08                                              81,562
      175,000                 Case New Holland Inc. 9.250% 08/01/11 (144A)                           197,312
      100,000                 Columbus McKinnon Corp. 8.500% 04/01/08                                 99,000
       50,000                 Columbus McKinnon Corp. 10.000% 08/01/10                                55,750
      100,000                 NationsRent Cos. 9.500% 10/15/10                                       108,000
       50,000                 United Rentals Inc. 6.500% 02/15/12                                     48,375
                                                                                            ----------------
                                                                                                     589,999
                                                                                            ----------------
                  4.4%        MEDICAL & RELATED
      175,000                 AmeriPath Inc. 10.500% 04/01/13                                        180,250
      125,000                 Ardent Health Services 10.000% 08/15/13                                127,500
       50,000                 Concentra Operating Corp. 9.125% 06/01/12 (144A)                        54,750
       50,000                 Concentra Operating Corp. 9.500% 08/15/10                               54,750
       50,000                 Fisher Scientific Int'l. 6.750% 08/15/14 (144A)                         52,750
      125,000                 Fisher Scientific Int'l. 8.000% 09/01/13                               140,312
       50,000                 Hanger Orthopedic Group 10.375% 02/15/09                                46,500
      175,000                 HCA - The Health Care Co. 8.750% 09/01/10                              205,222
      125,000                 HCA Inc. 6.750% 7/15/13                                                133,277
      125,000                 HCA Inc. 6.910% 06/15/05                                               128,011
       50,000                 Magellan Health Services 9.375% 11/15/08                                54,250
       34,000                 Manor Care Inc. 8.000% 03/01/08                                         38,327
      125,000                 Medical Device Mfg. 10.000% 07/15/12 (144A)                            133,125
       75,000                 Sybron Dental Specialties Services 8.125% 06/15/12                      81,750
       75,000                 Tenet Healthcare Corp. 9.875% 07/01/14 (144A)                           78,750
      100,000                 Vanguard Health Holdings 9.000% 10/01/14 (144A)                        101,000
       50,000                 VWR Int'l. Inc. 8.000% 04/15/14 (144A)                                  53,000
                                                                                            ----------------
                                                                                                   1,663,524
                                                                                            ----------------
                  2.1%        METALS & MINING
       75,000                 California Steel 6.125% 03/15/14                                        73,500
       50,000                 Commonwealth Aluminum Co. 10.750% 10/01/06                              50,062
      125,000                 IMCO Recycling Inc. 10.375% 10/15/10                                   137,500
       75,000                 Ispat Inland ULC 9.750% 04/01/14                                        83,062
      100,000                 Neenah Corp. 11.000% 09/30/10 (144A)                                   109,500
       62,056                 Neenah Corp. 13.000% 09/30/13 (144A)                                    63,918
       75,000                 Ryerson Tull Inc. 9.125% 07/15/06                                       79,688
       63,000                 United States Steel LLC 9.750% 05/15/10                                 72,135
       50,000                 Valmont Inds. Inc. 6.875% 05/01/14 (144A)                               51,750
       75,000                 Wise Metals Group LLC 10.250% 05/15/12 (144A)                           76,125
                                                                                            ----------------
                                                                                                     797,240
                                                                                            ----------------
                  1.2%        MISCELLANEOUS
       75,000                 Aearo Corp. 8.250% 04/15/12                                             77,250
       50,000                 Amsted Industries 10.250% 10/15/11 (144A)                               55,375
       75,000                 Da-Lite Screen Co. Inc. 9.500% 05/15/11                                 79,500
      100,000                 Norcross Safety Products 9.875% 08/15/11                               109,250
       50,000                 Standard Aero Holdings Inc. 8.250% 09/01/14 (144A)                      52,500
       75,000                 Thermadyne Holdings 9.250% 02/01/14                                     73,875
                                                                                            ----------------
                                                                                                     447,750
                                                                                            ----------------
                  1.0%        OFFICE EQUIPMENT
       50,000                 Danka Business Systems 11.000% 06/15/10                                 52,625
      100,000                 Xerox Corp. 7.625% 06/15/13                                            108,250

      175,000                 Xerox Corp. 9.750% 01/15/09                                            204,750
                                                                                            ----------------
                                                                                                     365,625
                                                                                            ----------------
                  5.5%        OIL, ENERGY & NATURAL GAS
       50,000                 ANR Pipeline Co. 8.875% 3/15/10                                         56,500
      125,000                 Citgo Petroleum Corp. 11.375% 02/01/11                                 147,812
      100,000                 Compton Petroleum Corp. 9.900% 05/15/09                                111,000
       50,000                 Continental Resources 10.250% 08/01/08                                  52,125
      100,000                 El Paso Energy Corp. 6.750% 05/15/09                                    99,000
      300,000                 El Paso Energy Corp. 7.800% 08/01/31                                   263,250
      125,000                 El Paso Energy Corp. 8.050% 10/15/30                                   112,187
      100,000                 El Paso Production 7.750% 06/01/13                                     100,500
       50,000                 Ferrellgas Partners LP 6.750% 05/01/14                                  51,250
       16,000                 Magnum Hunter Resources 9.600% 03/15/12                                 18,080
       75,000                 Pacific Energy Partners 7.125% 06/15/14 (144A)                          81,563
      100,000                 Petroleum Helicopters 9.375% 05/01/09                                  108,000
       50,000                 Range Resources 7.375% 07/15/13                                         52,750
       50,000                 Semco Energy 7.125% 05/15/08                                            52,625
      125,000                 Swift Energy Co. 9.375% 05/01/12                                       140,313
      225,000                 Tennesse Gas Pipeline 8.375% 06/15/32                                  240,750
       50,000                 Transcontinental Gas Pipe Ser. B 8.875% 07/15/12                        61,125
       75,000                 Williams Cos. Inc. 7.625% 07/15/19                                      82,688
      250,000                 Williams Cos. Inc. 7.875% 9/01/21                                      278,750
                                                                                            ----------------
                                                                                                   2,110,268
                                                                                            ----------------
                  5.2%        PRINTING & PUBLISHING
      150,000                 Advanstar Communications Ser. B 12.000% 02/15/11                       159,375
      100,000               * Advanstar Inc. due 10/15/11
                               0% to 10/15/05 then 15.000%                                            85,250
       75,000                 Affinity Group Inc. 9.000% 02/15/12                                     80,625
      100,000                 American Media Operations 8.875% 01/15/11                              103,750
       75,000                 American Media Operations Ser. B 10.250% 05/01/09                       78,750
       75,000                 Block Communications Inc. 9.250% 04/15/09                               79,875
       50,000                 Cadmus Communications Corp. 8.375% 06/15/14 (144A)                      53,375
      130,000                 Dex Media East 12.125% 11/15/12                                        161,850
      275,000               * Dex Media Inc due 11/15/13
                               0% to 11/15/08 then 9.000%                                            202,125
      122,000                 Dex Media West 9.875% 08/15/13                                         143,960
       75,000               * HM Publishing Corp. due 10/15/13
                               0% to 10/15/08 then 11.500%                                            45,562
       50,000                 Lamar Media Corp. 7.250% 01/01/13                                       54,125
       75,000                 Liberty Group Operating Inc. 9.375% 02/01/08                            75,750
       50,000                 Quebecor Media Inc. 11.125% 07/15/11                                    58,000
       50,000               * Quebecor Media Inc. due 7/15/11
                               0% to 07/01/06 then 13.750%                                            48,500
       75,000                 Readers Digest Assn. Inc. 6.500% 03/01/11                               77,438
       50,000                 RH Donnelley Financial Corp.10.875% 12/15/12                            60,875
       50,000                 RH Donnelley Financial Corp.10.875% 12/15/12 (144A)                     60,875
      250,000                 Vertis Inc. 10.875% 06/15/09                                           269,688
       33,000                 Yell Finance BV 10.750% 08/01/11                                        38,693
       65,000               * Yell Finance BV due 08/01/11
                               0% to 08/01/06 then 13.500%                                            64,025
                                                                                            ----------------
                                                                                                   2,002,466
                                                                                            ----------------
                  0.1%        REAL ESTATE & LEASING
       49,000                 CBRE Escrow Inc. 9.750% 05/15/10                                        56,105
                                                                                            ----------------
                  0.4%        RESTAURANTS
      100,000                 Carrols Corp. 9.500% 12/01/08                                          103,500
       55,000                 Dominos Inc. 8.250% 07/01/11                                            59,537
                                                                                            ----------------
                                                                                                     163,037
                                                                                            ----------------
                  3.7%        RETAIL
      125,000                 Couche Tard Financing Co. 7.500% 12/15/13                              133,750
       75,000                 Finlay Fine Jewelery Corp. 8.375% 06/01/12 (144A)                       81,000
      125,000                 FTD Inc. 7.750% 02/15/14                                               125,625
       50,000                 General Nutrition Center 8.500% 12/01/10                                51,750
      200,000                 JC Penney Co. Inc. 9.000% 08/01/12                                     244,000
      175,000                 Jean Coutu Group Inc. 8.500% 08/01/14 (144A)                           174,562
      100,000                 Lazy Days RV Center 11.750% 05/15/12 (144A)                            105,500
       75,000                 Michaels Stores Inc. 9.250% 07/01/09                                    81,750
      100,000                 PCA Int'l. Inc. 11.875% 08/01/09                                       107,500
       75,000                 Petro Stopping Center 9.000% 02/15/12                                   80,063
      175,000                 Rite Aid Corp. 8.125% 05/01/10                                         184,188
       50,000                 United Auto Group Inc. 9.625% 03/15/12                                  55,750
                                                                                            ----------------
                                                                                                   1,425,438
                                                                                            ----------------
                  7.1%        TELECOMMUNICATIONS & RELATED
      100,000                 Alaska Comm. Systems 9.875% 08/15/11                                    97,500
      100,000                 American Cellular Corp. 10.000% 08/01/11                                82,000
      250,000                 AT&T Corp. 8.750% 11/15/31                                             274,185
      100,000                 Cincinnati Bell Inc. 7.250% 07/15/13                                    97,500
       75,000                 Cincinnati Bell Inc. 8.375% 01/15/14                                    68,625
       50,000                 Eircom Funding 8.250% 08/15/13                                          55,000
       50,000                 Inmarsat Finance Plc 7.625% 06/30/12 (144A)                             49,750

      275,000                 Nextel Communications 7.375% 08/01/15                                  296,313
      150,000                 Nextel Communications 9.375% 11/15/09                                  159,188
       68,000                 Nextel Partners Inc. 12.500% 11/15/09                                   79,050
      125,000                 PanAmSat Corp. 9.000% 08/15/14 (144A)                                  130,625
      225,000               * PanAmSat Holdings Corp. due 11/01/14
                               0% to 11/01/09 then 10.375% (144A)                                    132,469
       75,000                 Primus Telecom. 8.000% 01/15/14                                         55,875
       50,000                 Qwest Capital Funding 7.250% 02/15/11                                   44,750
      375,000                 Qwest Corp. 9.125% 03/15/12 (144A)                                     415,313
      325,000                 Qwest Services Corp. 13.500% 12/15/10 (144A)                           382,281
       75,000                 Rogers Wireless Inc. 6.375% 03/01/14                                    69,375
      125,000                 Superior Essex Comm. 9.000% 04/15/12 (144A)                            126,250
      100,000                 US Unwired Inc. 10.000% 06/15/12                                       105,250
                                                                                            ----------------
                                                                                                   2,721,299
                                                                                            ----------------
                  0.8%        TEXTILES
       75,000                 GFSI Inc. Ser. B 9.625% 03/01/07                                        73,126
       50,000                 Phillips-Van Heusen Corp. 8.125% 05/01/13                               54,000
      100,000                 Warnaco Group Inc. 8.875% 06/15/13                                     111,750
       65,000                 William Carter Co. Ser. B 10.875% 08/15/11                              73,937
                                                                                            ----------------
                                                                                                     312,813
                                                                                            ----------------
                  0.5%        TRANSPORTATION
       50,000                 Allied Holdings Inc. Ser. B 8.625% 10/01/07                             39,250
      150,000                 Stena Line AB 9.625% 12/01/12                                          168,825
                                                                                            ----------------
                                                                                                     208,075
                                                                                            ----------------
                  2.9%        UTILITIES
      119,346                 Caithness Coso Fund Corp. Ser. B 9.050% 12/15/09                       131,877
       75,000                 Calpine Canada Energy 8.500% 05/01/08                                   51,562
       50,000                 Calpine Corp. 8.500% 02/15/11                                           32,062
      100,000                 CMS Energy Corp. 8.900% 07/15/08                                       109,500
      125,000                 Illinois Power Co. 11.500% 12/15/10                                    150,781
      175,000                 Nevada Power Co. 9.000% 08/15/13                                       202,563
       50,000                 Nevada Power Co. 6.500% 04/15/12 (144A)                                 51,559
       75,000                 NRG Energy Inc. 8.000% 12/15/13 (144A)                                  80,625
      125,000                 PSEG Energy Holdings 10.000% 10/01/09                                  148,438
      125,000                 Reliant Resources Inc. 9.500% 07/15/13                                 136,406
                                                                                            ----------------
                                                                                                   1,095,373
                                                                                            ----------------

                 94.9%        TOTAL LONG-TERM BONDS & NOTES                                 $     36,273,364
                                                                                            ----------------

                   % OF                                                                           FAIR
     SHARES      NET ASSETS        PREFERRED STOCKS                                               VALUE
-------------------------------------------------------------------------------------------------------------
                   0.2%        PRINTING & PUBLISHING
          650                  Primedia Inc. Ser. H                                         $         54,275
          400                  Primedia Inc. Ser. F                                                   34,800
                                                                                            ----------------
                                                                                                      89,075
                                                                                            ----------------
                   0.2%        RETAIL
           75                  General Nutrition Center (144A)                                        79,688
                                                                                            ----------------

                   0.0%        TELECOMMUNICATIONS & RELATED
          814                  McLeodUSA Inc. Ser. A                                                   2,035
                                                                                            ----------------

                   0.4%        TOTAL PREFERRED STOCKS                                       $        170,798
                                                                                            ----------------

                   % OF                                                                           FAIR
     SHARES      NET ASSETS            COMMON STOCKS                                             VALUE
-------------------------------------------------------------------------------------------------------------
                   0.0%        CHEMICALS
           17                * General Chemical Ind. (b)                                    $          2,605
                                                                                            ----------------

                   0.1%        RETAIL
        1,159                * Simonds Inds. (b)                                                      19,494
                                                                                            ----------------

                   0.0%        TELECOMMUNICATIONS & RELATED
          203                * NTL Inc.                                                               12,600
          796                * Viatel Holding Ltd.                                                       617
                                                                                            ----------------
                                                                                                      13,217
                                                                                            ----------------
                   0.1%        TOTAL COMMON STOCKS                                          $         35,316
                                                                                            ----------------

                   % OF                                                                         FAIR
     SHARES      NET ASSETS          WARRANTS                                                  VALUE
-------------------------------------------------------------------------------------------------------------
        9,945               * ACP Holding Co. (144A)                                        $     14,669
            7               * General Chemical Ind. (b)                                                -
           10               * General Chemical Ind. (b)                                                -
        1,805               * McLeodUSA Inc.                                                         198
           50               * MDP Acquisition PLC (144A)                                               1
           75               * Pliant Corp.                                                             1
        1,000               * Russell-Stanley Holdings Inc. (b)                                        -
           50               * XM Satellite Radio Holdings Inc.                                     3,225
                                                                                            ------------
                   0.1%       TOTAL WARRANTS                                                $     18,094
                                                                                            ------------

     FACE         % OF                                                                            FAIR
    AMOUNT     NET ASSETS                REPURCHASE AGREEMENTS                                   VALUE
-------------------------------------------------------------------------------------------------------------
  $ 1,407,000     3.7%        FINANCIAL SERVICES
                              US Bank 1.250% 10/01/04
                               Repurchase price $1,407,096
                               Collateralized by Freddie Mac Gold
                               Mortgage Back Pool #C01528
                               Fair Value:  $1,435,245
                               Due:  04/01/33
                               Interest:  5.000%                                            $      1,407,000
                                                                                            ----------------
                  3.7%        TOTAL REPURCHASE AGREEMENTS                                   $      1,407,000
                                                                                            ----------------

                 99.2%        TOTAL HOLDINGS (COST $36,251,684) (a)                               37,904,572
                  0.8%        NET OTHER ASSETS (LIABILITIES)                                         313,740
                                                                                            ----------------
                 100.0%       NET ASSETS                                                    $     38,218,312
                                                                                            ================

--------------

      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $2,236,131.

      (b) Represents an illiquid security. (c) Represents a defaulted security.

   (144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $ 9,672,195 or 25.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
CAPITAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                        U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                2.2%        AGRICULTURE
      23,000             *  Delta & Pine Land Co.                                    $       615,250
                                                                                     ---------------
                1.2%        AUTOMOTIVE & RELATED
       9,675                Gentex Corp.                                                     339,883
                                                                                     ---------------
                2.8%        BANKING
      15,408                Bank Mutual Corp.                                                184,896
      13,600                BankAtlantic Bancorp Inc.                                        249,152
      27,100                TrustCo Bank Corp. NY                                            347,422
                                                                                     ---------------
                                                                                             781,470
                                                                                     ---------------
                6.2%        BIOTECHNOLOGY & DRUGS
      30,425             *  deCODE genetics Inc.                                             229,100
       9,350             *  Dendreon Corp.                                                    78,634
      12,075             *  Edwards Lifesciences Corp.                                       404,513
       6,825             *  IDEXX Laboratories Inc.                                          346,301
      17,400                Medicis Pharmaceutical Corp.                                     679,296
                                                                                     ---------------
                                                                                           1,737,844
                                                                                     ---------------
                2.6%        BUILDING & CONSTRUCTION
      24,075             *  Maverick Tube Corp.                                              741,751
                                                                                     ---------------
                3.5%        BUSINESS SERVICES
       9,925             *  Corrections Corporation of America                               350,948
       8,975                Global Payments Inc.                                             480,611
      16,500             *  Lionbridge Technologies Inc.                                     141,735
                                                                                     ---------------
                                                                                             973,294
                                                                                     ---------------
                1.0%        CAPITAL GOODS
       6,875             *  Actuant Corp.                                                    283,318
                                                                                     ---------------
                5.0%        CASINOS & GAMING
      44,200             *  Alliance Gaming Corp.                                            665,652
      11,000             *  Nevada Gold & Casinos Inc.                                       132,220
      15,900             *  Shuffle Master Inc.                                              595,614
                                                                                     ---------------
                                                                                           1,393,486
                                                                                     ---------------
               12.3%        COMPUTER & RELATED
       5,900             *  ANSYS Inc.                                                       293,407
       9,025             *  Avid Technology Inc.                                             423,001
     104,531             *  Datastream Systems Inc.                                          676,315
      33,975             *  Eclipsys Corp.                                                   530,010
      24,500             *  eCollege.com                                                     236,425
      14,275                FactSet Research Systems Inc.                                    688,055
      25,700             *  Netsmart Technologies Inc.                                       206,114
      27,675             *  RadiSys Corp.                                                    386,066
                                                                                     ---------------
                                                                                           3,439,393
                                                                                     ---------------
                7.3%        CONSUMER PRODUCTS
       9,475             *  Columbia Sportswear Co.                                          516,388
      29,775             *  Tempur-Pedic International Inc.                                  446,327
      64,675             *  Universal Electronics Inc.                                     1,085,247
                                                                                     ---------------
                                                                                           2,047,962
                                                                                     ---------------
                1.6%        ELECTRONICS/SEMICONDUCTORS
      48,100             *  Integrated Device Technology Inc.                                458,393
                                                                                     ---------------
                1.5%        ENTERTAINMENT & LEISURE
      15,375                SCP Pool Corp.                                                   411,128
                                                                                     ---------------
                3.7%        FABRICATED PRODUCTS
      58,525                General Cable Corp.                                              622,706
      36,675             *  IMCO Recycling Inc.                                              418,095
                                                                                     ---------------
                                                                                           1,040,801
                                                                                     ---------------
                1.4%        FINANCIAL SERVICES
      13,350                Cash America International Inc.                                  326,541
       9,900             *  Internet Capital Group Inc.                                       63,954
                                                                                     ---------------
                                                                                             390,495
                                                                                     ---------------
                3.2%        INSURANCE
      17,275                Direct General Corp.                                             499,593
       6,975             *  Philadelphia Consolidated Hlgs. Corp.                            384,462
                                                                                     ---------------
                                                                                             884,055
                                                                                     ---------------
               15.2%        MEDICAL & RELATED
      23,100             *  American Healthways Inc.                                         672,441
      18,825             *  American Medical Systems Holdings Inc.                           682,782
       8,125                Cooper Cos. Inc.                                                 556,968
      27,150             *  Horizon Health Corp.                                             572,865
      13,325             *  Inamed Corp.                                                     635,203

      11,850             *  Respironics Inc.                                                 633,264
      24,900             *  VCA Antech Inc.                                                  513,687
                                                                                     ---------------
                                                                                           4,267,210
                                                                                     ---------------
                8.1%        OIL, ENERGY & NATURAL GAS
      50,000                Patterson-UTI Energy Inc.                                        953,500
      15,350             *  TETRA Technologies Inc.                                          476,618
      23,600             *  Unit Corp.                                                       827,888
                                                                                     ---------------
                                                                                           2,258,006
                                                                                     ---------------
                2.3%        RETAIL
      27,750             *  Genesco Inc.                                                     653,513
                                                                                     ---------------
                0.8%        SCIENTIFIC & TECHNICAL INSTR.
      13,700             *  OYO Geospace Corp.                                               224,009
                                                                                     ---------------
                2.0%        TELECOMMUNICATIONS & RELATED
      33,100             *  EMS Technologies Inc.                                            570,975
                                                                                     ---------------
                3.6%        WASTE MANAGEMENT SERVICES
      13,125             *  Duratek Inc.                                                     233,493
      24,862             *  Waste Connections Inc.                                           787,628
                                                                                     ---------------
                                                                                           1,021,121
                                                                                     ---------------
               87.5%        TOTAL U.S. COMMON STOCKS                                 $    24,533,357
                                                                                     ---------------

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
                0.6%        BERMUDA
                0.6%        INSURANCE
      12,450             *  Primus Guaranty Ltd.                                     $       168,075
                                                                                     ---------------
                3.6%        CANADA
                3.6%        MOTION PICTURES
     114,875             *  Lions Gate Entertainment Corp.                                   999,413
                                                                                     ---------------
                1.6%        ISRAEL
                1.6%        COMPUTER & RELATED
      20,600             *  Radware Ltd.                                                     453,200
                                                                                     ---------------
                1.2%        MARSHALL ISLANDS
                1.2%        TRANSPORTATION
      20,700                OMI Corp.                                                        331,614
                                                                                     ---------------
                1.8%        PUERTO RICO
                1.8%        BANKING
      10,425                First BanCorp                                                    503,527
                                                                                     ---------------
                0.8%        SINGAPORE
                0.8%        ELECTRONICS/SEMICONDUCTORS
      42,375             *  ASE Test Ltd.                                                    222,469
                                                                                     ---------------
                9.6%        TOTAL FOREIGN COMMON STOCKS                              $     2,678,298
                                                                                     ---------------
               97.1%        TOTAL COMMON STOCKS                                      $    27,211,655
                                                                                     ---------------

    FACE        % OF                                                                       FAIR
   AMOUNT    NET ASSETS                      REPURCHASE AGREEMENTS                        VALUE
----------------------------------------------------------------------------------------------------
                            FINANCIAL SERVICES
 $ 1,787,000     6.4%       US Bank  1.250% 10/01/04
                              Repurchase price $1,787,122
                              Collateralized by Freddie Mac Gold
                              Mortgage Back Pool #C01528
                              Fair Value: $1,822,874
                              Due:  04/01/33
                              Interest:  5.000%                                      $     1,787,000
                                                                                     ---------------
                 6.4%       TOTAL REPURCHASE AGREEMENTS                              $     1,787,000
                                                                                     ---------------
               103.5%       TOTAL HOLDINGS (COST $25,415,777) (a)                    $    28,998,655
                -3.5%       NET OTHER ASSETS (LIABILITIES)                                  (970,424)
                                                                                     ---------------
               100.0%       TOTAL NET ASSETS                                         $    28,028,231
                                                                                     ===============

----------

      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $834,430.

            The accompanying notes are an integral part of this Schedule of Investments.

 OHIO NATIONAL FUND, INC.
 NASDAQ-100 INDEX PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                        U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                0.3%        ADVERTISING
       1,125              * Lamar Advertising Co.                                    $        46,811
                                                                                     ---------------
                1.2%        AUTOMOTIVE & RELATED
       1,075                Gentex Corp.                                                      37,765
       2,562                PACCAR Inc.                                                      177,085
                                                                                     ---------------
                                                                                             214,850
                                                                                     ---------------
                8.7%        BIOTECHNOLOGY & DRUGS
       7,797              * Amgen Inc.                                                       441,933
       4,850              * Biogen Idec Inc.                                                 296,674
         675              * Cephalon Inc.                                                     32,332
       3,475              * Chiron Corp.                                                     153,595
       3,775              * Genzyme Corp.                                                    205,398
       5,600              * Gilead Sciences Inc.                                             209,328
         665              * Invitrogen Corp.                                                  36,568
       3,520              * MedImmune Inc.                                                    83,424
       4,415              * Millennium Pharmaceuticals Inc.                                   60,530
                                                                                     ---------------
                                                                                           1,519,782
                                                                                     ---------------
                2.6%        BROADCAST RADIO & TV
      12,565              * Comcast Corp.                                                    354,836
       2,935              * EchoStar Communications Corp.                                     91,337
                                                                                     ---------------
                                                                                             446,173
                                                                                     ---------------
                0.8%        BUSINESS SERVICES
       4,745                Paychex Inc.                                                     143,062
                                                                                     ---------------
                0.3%        CHEMICALS
         875                Sigma-Aldrich Corp.                                               50,750
                                                                                     ---------------
                7.8%        COMPUTER & RELATED - HARDWARE & SERVICES
       7,160              * Apple Computer Inc.                                              277,450
      12,150              * Dell Inc.                                                        432,540
       3,237              * Fiserv Inc.                                                      112,842
       4,935              * Network Appliance Inc.                                           113,505
       1,975              * SanDisk Corp.                                                     57,512
      19,195              * Sun Microsystems Inc.                                             77,548
       8,635              * Yahoo! Inc.                                                      292,813
                                                                                     ---------------
                                                                                           1,364,210
                                                                                     ---------------
               16.9%        COMPUTER & RELATED - SOFTWARE
       3,115                Adobe Systems Inc.                                               154,099
       5,000              * BEA Systems Inc.                                                  34,550
       2,650              * Citrix Systems Inc.                                               46,428
       3,150              * Compuware Corp.                                                   16,222
       4,055              * Electronic Arts Inc.                                             186,489
       3,190              * Intuit Inc.                                                      144,826
       1,300              * Mercury Interactive Corp.                                         45,344
      49,450                Microsoft Corp.                                                1,367,293
      28,510              * Oracle Corp.                                                     321,593
       6,850              * PeopleSoft Inc.                                                  135,973
       7,825              * Siebel Systems Inc.                                               59,001
       4,345              * Symantec Corp.                                                   238,454
       1,880              * Synopsys Inc.                                                     29,760
       5,860              * VERITAS Software Corp.                                           104,308
       3,180              * VeriSign Inc.                                                     63,218
                                                                                     ---------------
                                                                                           2,947,558
                                                                                     ---------------
                1.2%        EDUCATION
       2,350              * Apollo Group Inc.                                                172,419
       1,375              * Career Education Corp.                                            39,091
                                                                                     ---------------
                                                                                             211,510
                                                                                     ---------------
               12.3%        ELECTRONICS/SEMICONDUCTORS
       6,900              * Altera Corp.                                                     135,033
       2,650                American Power Conversion Corp.                                   46,083
      11,600              * Applied Materials Inc.                                           191,284
       3,150              * Broadcom Corp.                                                    85,963
      29,695                Intel Corp.                                                      595,682
       2,000                Intersil Corp.                                                    31,860
       3,150              * KLA-Tencor Corp.                                                 130,662
       1,825              * Lam Research Corp.                                                39,931
       5,430                Linear Technology Corp.                                          196,783
       6,015                Maxim Integrated Products Inc.                                   254,374
       2,250                Microchip Technology Inc.                                         60,390
       1,305                Molex Inc.                                                        38,915
       1,925              * Novellus Systems Inc.                                             51,186
       2,375              * NVIDIA Corp.                                                      34,485

       1,245              * QLogic Corp.                                                      36,864
       7,345              * Sanmina-SCI Corp.                                                 51,782
       6,080                Xilinx Inc.                                                      164,160
                                                                                     ---------------
                                                                                           2,145,437
                                                                                     ---------------
                 0.3%       FABRICATED PRODUCTS
         950                Fastenal Co.                                                      54,720
                                                                                     ---------------
                 0.4%       FORESTRY & PAPER PRODUCTS
       3,300              * Smurfit-Stone Container Corp.                                     63,921
                                                                                     ---------------
                 0.1%       INSURANCE
       1,250              * First Health Group Corp.                                          20,113
                                                                                     ---------------
                 2.3%       MEDICAL & RELATED
       4,525                Biomet Inc.                                                      212,132
       1,025                DENTSPLY International Inc.                                       53,238
         535              * Henry Schein Inc.                                                 33,336
       1,275              * Lincare Holdings Inc.                                             37,880
         865              * Patterson Companies Inc.                                          66,224
                                                                                     ---------------
                                                                                             402,810
                                                                                     ---------------
                 0.3%       MOTION PICTURES
         745              * Pixar                                                             58,781
                                                                                     ---------------
                 0.2%       OIL, ENERGY & NATURAL GAS
       2,275                Patterson-UTI Energy Inc.                                         43,384
                                                                                     ---------------
                 0.7%       PERSONAL SERVICES
       2,725                Cintas Corp.                                                     114,559
                                                                                     ---------------
                 1.9%       RESTAURANTS
       7,300              * Starbucks Corp.                                                  331,858
                                                                                     ---------------
                10.7%       RETAIL
       3,575              * Amazon.com Inc.                                                  146,074
       5,350              * Bed Bath & Beyond Inc.                                           198,539
       1,155                CDW Corp.                                                         67,025
       3,210                Costco Wholesale Corp.                                           133,408
       1,450              * Dollar Tree Stores Inc.                                           39,077
       6,505              * eBay Inc.                                                        598,070
         925              * Express Scripts Inc.                                              60,440
       9,530              * IAC InterActiveCorp.                                             209,851
       1,250              * Kmart Holding Corp.                                              109,338
       1,900                PETsMART Inc.                                                     53,941
       1,930                Ross Stores Inc.                                                  45,239
       4,425                Staples Inc.                                                     131,954
         800                Whole Foods Market Inc.                                           68,632
                                                                                     ---------------
                                                                                           1,861,588
                                                                                     ---------------
                13.3%       TELECOMMUNICATIONS & RELATED
      31,925              * Cisco Systems Inc.                                               577,842
       2,680              * Comverse Technology Inc.                                          50,464
      21,610              * JDS Uniphase Corp.                                                72,826
       4,650              * Juniper Networks Inc.                                            109,740
       8,900              * Level 3 Communications Inc.                                       23,051
      18,355              * Nextel Communications Inc.                                       437,583
      25,945                QUALCOMM Inc.                                                  1,012,893
       3,125              * Tellabs Inc.                                                      28,719
                                                                                     ---------------
                                                                                           2,313,118
                                                                                     ---------------
                0.7%        TRANSPORTATION
       1,125                C.H. Robinson Worldwide Inc.                                      52,189
       1,375                Expeditors Int'l. of Washington Inc.                              71,088
                                                                                     ---------------
                                                                                             123,277
                                                                                     ---------------
               83.0%        TOTAL U.S. COMMON STOCKS                                 $    14,478,272
                                                                                     ---------------

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
                0.5%        BERMUDA
                0.5%        ELECTRONICS/SEMICONDUCTORS
       3,350              * Marvell Technology Group Ltd.                            $        87,536
                                                                                     ---------------
                1.4%        CANADA
                0.3%        COMPUTER & RELATED - HARDWARE & SERVICES
       3,200              * ATI Technologies Inc.                                             49,056
                1.1%        TELECOMMUNICATIONS & RELATED
       2,475              * Research In Motion Ltd.                                          188,942
                                                                                     ---------------
                            TOTAL CANADA                                                     237,998
                                                                                     ---------------
                0.3%        CAYMAN ISLANDS
                0.3%        TELECOMMUNICATIONS & RELATED
       1,325                Garmin Ltd.                                                       57,306
                                                                                     ---------------

                0.1%        IRELAND
                0.1%        TRANSPORTATION
         800              * Ryanair Holdings plc ADR                                          23,360
                                                                                     ---------------
                1.2%        ISRAEL
                0.9%        BIOTECHNOLOGY & DRUGS
       5,935                Teva Pharmaceutical Industries Ltd. ADR                          154,013
                0.3%        COMPUTER & RELATED - SOFTWARE
       3,370              * Check Point Software Technologies Ltd.                            57,189
                                                                                     ---------------
                            TOTAL ISRAEL                                                     211,202
                                                                                     ---------------
                0.6%        SINGAPORE
                0.6%        ELECTRONICS/SEMICONDUCTORS
       7,975              * Flextronics International Ltd.                                   105,669
                                                                                     ---------------
                4.1%        TOTAL FOREIGN COMMON STOCK                               $       723,071
                                                                                     ---------------
               87.1%        TOTAL COMMON STOCKS                                      $    15,201,343
                                                                                     ---------------

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      EXCHANGE TRADED FUNDS                        VALUE
----------------------------------------------------------------------------------------------------
      62,965    12.7%    *  NASDAQ-100 Index Tracking Stock                          $     2,213,220
                                                                                     ---------------
                            TOTAL EXCHANGE TRADED FUNDS                              $     2,213,220
                                                                                     ---------------

    FACE        % OF                                                                       FAIR
   AMOUNT    NET ASSETS                      REPURCHASE AGREEMENTS                        VALUE
----------------------------------------------------------------------------------------------------
                 0.5%       FINANCIAL SERVICES
$     80,000                  US Bank  1.250%  10/01/04
                              Repurchase price $80,005
                              Collateralized by Freddie Mac Gold
                              Mortgage Back Pool #C01528
                              Fair Value:  $81,606
                              Due:  04/01/33
                              Interest:  5.000%                                      $        80,000
                                                                                     ---------------
                 0.5%       TOTAL REPURCHASE AGREEMENTS                              $        80,000
                                                                                     ---------------
               100.3%       TOTAL HOLDINGS (COST $19,965,077) (a)                    $    17,494,563
                -0.3%       NET OTHER ASSETS (LIABILITIES)                                   (48,083)
                                                                                     ---------------
               100.0%       NET ASSETS                                               $    17,446,480
                                                                                     ===============

----------

*     Non-income producing securities.

(a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,393,186.

ADR   (American depository receipt) represents ownership of foreign securities.

      The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
BRISTOL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                        U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                 2.0%       AEROSPACE & DEFENSE
       4,000                Honeywell International Inc.                             $       143,440
                                                                                     ---------------
                12.3%       BANKING
       3,952                Bank of America Corp.                                            171,240
       5,000                Citigroup Inc.                                                   220,600
       4,800                JPMorgan Chase & Co.                                             190,704
       7,400                Sovereign Bancorp Inc.                                           161,468
       2,100                SunTrust Banks Inc.                                              147,861
                                                                                     ---------------
                                                                                             891,873
                                                                                     ---------------
                 5.0%       BIOTECHNOLOGY & DRUGS
       1,100             *  Amgen Inc.                                                        62,348
       2,800                Johnson & Johnson Inc.                                           157,724
       4,700                Pfizer Inc.                                                      143,820
                                                                                     ---------------
                                                                                             363,892
                                                                                     ---------------
                 4.4%       BROADCAST RADIO & TV
       9,000             *  DIRECTV Group Inc.                                               158,310
      10,200             *  Time Warner Inc.                                                 164,628
                                                                                     ---------------
                                                                                             322,938
                                                                                     ---------------
                 2.0%       CHEMICALS
       4,000                Monsanto Co.                                                     145,680
                                                                                     ---------------
                 6.9%       COMPUTER & RELATED
       1,700                International Business Machines Corp.                            145,758
       8,500                Microsoft Corp.                                                  235,025
      10,700             *  Oracle Corp.                                                     120,696
                                                                                     ---------------
                                                                                             501,479
                                                                                     ---------------
                 7.8%       CONGLOMERATES
       2,300                Emerson Electric Co.                                             142,347
       7,300                General Electric Co.                                             245,134
       1,900                United Technologies Corp.                                        177,422
                                                                                     ---------------
                                                                                             564,903
                                                                                     ---------------
                 6.1%       CONSUMER PRODUCTS
       3,200                Colgate-Palmolive Co.                                            144,576
       3,600                Gillette Co.                                                     150,264
       2,700                Procter & Gamble Co.                                             146,124
                                                                                     ---------------
                                                                                             440,964
                                                                                     ---------------
                 1.8%       ELECTRONICS/SEMICONDUCTORS
       6,600             *  Altera Corp.                                                     129,162
                                                                                     ---------------
                 4.8%       FINANCIAL SERVICES
       2,900                American Express Co.                                             149,234
       2,600                Franklin Resources Inc.                                          144,976
       1,100                Merrill Lynch & Co. Inc.                                          54,692
                                                                                     ---------------
                                                                                             348,902
                                                                                     ---------------
                 3.9%       FOOD, BEVERAGE & TOBACCO
       3,000                Altria Group Inc.                                                141,120
       3,600                Coca-Cola Co.                                                    144,180
                                                                                     ---------------
                                                                                             285,300
                                                                                     ---------------
                 7.2%       INSURANCE
       2,000                American International Group Inc.                                135,980
       1,700             *  Anthem Inc.                                                      148,325
       2,100                Chubb Corp.                                                      147,588
       1,500                Hartford Financial Services Group Inc.                            92,895
                                                                                     ---------------
                                                                                             524,788
                                                                                     ---------------
                 2.7%       MACHINERY
         700                Caterpillar Inc.                                                  56,315
       2,200                Deere & Co.                                                      142,010
                                                                                     ---------------
                                                                                             198,325
                                                                                     ---------------
                 2.8%       MEDICAL & RELATED
         900                Guidant Corp.                                                     59,436
       1,500                HCA Inc.                                                          57,225
       1,200              * St. Jude Medical Inc.                                             90,324
                                                                                     ---------------
                                                                                             206,985
                                                                                     ---------------
                 0.5%       METALS & MINING
         400                Phelps Dodge Corp.                                                36,812
                                                                                     ---------------
                11.1%       OIL, ENERGY & NATURAL GAS
       2,900                Apache Corp.                                                     145,319
       2,600                ChevronTexaco Corp.                                              139,464
       4,200                Exxon Mobil Corp.                                                202,986
       2,700                Occidental Petroleum Corp.                                       151,011
       5,200                XTO Energy Inc.                                                  168,896
                                                                                     ---------------

                                                                                             807,676
                                                                                     ---------------
                4.6%        RETAIL
       3,300                Target Corp.                                                     149,325
       3,500                Wal-Mart Stores Inc.                                             186,200
                                                                                     ---------------
                                                                                             335,525
                                                                                     ---------------
                1.4%        SCIENTIFIC & TECHNICAL INSTR.
       6,000                PerkinElmer Inc.                                                 103,320
                                                                                     ---------------
                5.9%        TELECOMMUNICATIONS & RELATED
       2,200                L-3 Communications Holdings Inc.                                 147,400
       3,600                QUALCOMM Inc.                                                    140,544
       5,500                SBC Communications Inc.                                          142,725
                                                                                     ---------------
                                                                                             430,669
                                                                                     ---------------
                1.2%        TRANSPORTATION
       1,900             *  Yellow Roadway Corp.                                              89,091
                                                                                     ---------------
               94.4%        TOTAL U.S. COMMON STOCKS                                 $     6,871,724
                                                                                     ---------------

                % OF                                                                       FAIR
   SHARES    NET ASSETS                      FOREIGN COMMON STOCKS                        VALUE
----------------------------------------------------------------------------------------------------
                4.8%        BERMUDA
                2.0%        BUSINESS SERVICES
       5,300             *  Accenture Ltd.                                           $       143,365
                1.2%        CONGLOMERATES
       3,000                Tyco International Ltd.                                           91,980
                1.6%        FOOD, BEVERAGE & TOBACCO
       2,900                Bunge Ltd.                                                       115,942
                                                                                     ---------------
                            TOTAL BERMUDA                                                    351,287
                                                                                     ---------------
                4.8%        TOTAL FOREIGN COMMON STOCKS                              $       351,287
                                                                                     ---------------
               99.2%        TOTAL COMMON STOCKS                                      $     7,223,011
                                                                                     ---------------

    FACE        % OF                                                                       FAIR
   AMOUNT    NET ASSETS                      REPURCHASE AGREEMENTS                        VALUE
----------------------------------------------------------------------------------------------------
                1.5%        FINANCIAL SERVICES
   $ 109,000                  US Bank 1.250% 10/01/04
                              Repurchase price $109,007
                              Collateralized by Freddie Mac Gold
                              Mortgage Back Pool #C01528
                              Fair Value:  $111,188
                              Due:  04/01/33
                              Interest:  5.000%                                      $       109,000
                                                                                     ---------------
                1.5%        TOTAL REPURCHASE AGREEMENTS                              $       109,000
                                                                                     ---------------
              100.7%        TOTAL HOLDINGS (COST $7,096,625) (a)                     $     7,332,011
               -0.7%        NET OTHER ASSETS (LIABILITIES)                                   (48,521)
                                                                                     ---------------
              100.0%        NET ASSETS                                               $     7,283,490
                                                                                     ===============

----------

      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal Income tax purposes by the amount of gains recognized for financial reporting purposes in excess of federal income tax reporting of approximately $529,254.

            The accompanying notes are an integral part of this Schedule of Investments.

 OHIO NATIONAL FUND, INC.
 BRYTON GROWTH PORTFOLIO
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
   SHARES    NET ASSETS                        U.S. COMMON STOCKS                         VALUE
----------------------------------------------------------------------------------------------------
                3.9%        ADVERTISING
      12,220              * aQuantive Inc.                                           $       117,923
      14,080              * ValueClick Inc.                                                  132,915
                                                                                     ---------------
                                                                                             250,838
                                                                                     ---------------
                1.9%        AEROSPACE & DEFENSE
       2,698              * Ceradyne Inc.                                                    118,469
                                                                                     ---------------
                1.6%        AUTOMOTIVE & RELATED
       3,670              * Wabash National Corp.                                            100,814
                                                                                     ---------------
                6.7%        BANKING
       5,510                Flagstar Bancorp Inc.                                            117,252
       7,175              * Providian Financial Corp.                                        111,500
       4,900                Southwest Bancorp of Texas Inc.                                   98,686
       2,600                UCBH Holdings Inc.                                               101,582
                                                                                     ---------------
                                                                                             429,020
                                                                                     ---------------
                7.4%        BIOTECHNOLOGY & DRUGS
       3,800              * Connetics Corp.                                                  102,676
       2,700              * Covance Inc.                                                     107,919
       5,200              * Enzon Pharmaceuticals Inc.                                        82,940
       2,950              * Protein Design Labs Inc.                                          57,761
       5,084              * Serologicals Corp.                                               118,610
                                                                                     ---------------
                                                                                             469,906
                                                                                     ---------------
                3.4%        BUILDING & CONSTRUCTION
       3,638              * Maverick Tube Corp.                                              112,087
       4,500              * WCI Communities Inc.                                             104,850
                                                                                     ---------------
                                                                                             216,937
                                                                                     ---------------
                2.0%        BUSINESS SERVICES
       3,900              * Ask Jeeves Inc.                                                  127,569
                                                                                     ---------------
                3.5%        CAPITAL GOODS
       2,870              * Actuant Corp.                                                    118,273
       2,300                Engineered Support System Inc.                                   104,972
                                                                                     ---------------
                                                                                             223,245
                                                                                     ---------------
                1.7%        CHEMICALS
       1,700              * Scotts Co.                                                       109,055
                                                                                     ---------------
               14.2%        COMPUTER & RELATED
       7,800              * Akamai Technologies Inc.                                         109,590
       2,772              * Alliance Data Systems Corp.                                      112,432
      18,000              * Brocade Communications Systems Inc.                              101,700
       4,000              * CheckFree Corp.                                                  110,680
       3,200              * Hyperion Solutions Corp.                                         108,768
       2,620              * InfoSpace Inc.                                                   124,162
       5,800              * Macromedia Inc.                                                  116,464
       6,000              * VeriSign Inc.                                                    119,280
                                                                                     ---------------
                                                                                             903,076
                                                                                     ---------------
                5.8%        CONSUMER PRODUCTS
       1,875                Church & Dwight Co. Inc.                                          52,613
       4,970              * Elizabeth Arden Inc.                                             104,668
       4,700              * Quiksilver Inc.                                                  119,474
       5,570                Tupperware Corp.                                                  94,579
                                                                                     ---------------
                                                                                             371,334
                                                                                     ---------------
                5.0%        ELECTRONICS/SEMICONDUCTORS
      10,520              * Aeroflex Inc.                                                    111,196
       6,850              * GrafTech International Ltd.                                       95,558
       1,550              * Silicon Laboratories Inc.                                         51,290
      11,220              * SRS Labs Inc.                                                     59,690
                                                                                     ---------------
                                                                                             317,734
                                                                                     ---------------
                1.8%        FABRICATED PRODUCTS
       4,260                Watts Water Technologies Inc.                                    114,381
                                                                                     ---------------
                1.2%        FINANCIAL SERVICES
       6,746              * E*Trade Financial Corp.                                           77,039
                                                                                     ---------------
                1.0%        INSURANCE
       1,620                PMI Group Inc.                                                    65,740
                                                                                     ---------------
                1.8%        MACHINERY
       3,200                Manitowoc Co. Inc.                                               113,472
                                                                                     ---------------
               13.8%        MEDICAL & RELATED
       2,000              * ArthroCare Corp.                                                  58,580

       1,634                Cooper Cos. Inc.                                                 112,011
       1,780              * Inamed Corp.                                                      84,853
       2,170              * Kinetic Concepts Inc.                                            114,034
       3,950                LCA-Vision Inc.                                                  101,871
       1,400              * Pediatrix Medical Group Inc.                                      76,790
       3,520              * Possis Medical Inc.                                               55,123
       4,352                Select Medical Corp.                                              58,447
       1,406              * United Surgical Partners Int'l. Inc.                              48,296
       4,520              * VCA Antech Inc.                                                   93,248
       3,100              * Wright Medical Group Inc.                                         77,872
                                                                                     ---------------
                                                                                             881,125
                                                                                     ---------------
                1.9%        METALS & MINING
       3,210                Steel Dynamics Inc.                                              123,970
                                                                                     ---------------
                5.3%        OIL, ENERGY & NATURAL GAS
       3,200                Berry Petroleum Co.                                              117,536
       5,590              * Comstock Resources Inc.                                          116,943
       3,500                Patina Oil & Gas Corp.                                           103,495
                                                                                     ---------------
                                                                                             337,974
                                                                                     ---------------
                7.4%        RETAIL
       4,330              * A.C. Moore Arts & Crafts Inc.                                    107,080
       4,248                Claire's Stores Inc.                                             106,370
       1,974              * Dick's Sporting Goods Inc.                                        70,314
       3,870              * Linens'n Things Inc.                                              89,668
       3,035              * PETCO Animal Supplies Inc.                                        99,123
                                                                                     ---------------
                                                                                             472,555
                                                                                     ---------------
                4.0%        SCIENTIFIC & TECHNICAL INSTR.
       1,416              * Gen-Probe Inc.                                                    56,455
       2,200              * Millipore Corp.                                                  105,270
       5,500                PerkinElmer Inc.                                                  94,710
                                                                                     ---------------
                                                                                             256,435
                                                                                     ---------------
                1.1%        TELECOMMUNICATIONS & RELATED
       2,526              * Comtech Telecommunications Corp.                                  68,455
                                                                                     ---------------
               96.4%        TOTAL U.S. COMMON STOCKS                                 $     6,149,143
                                                                                     ---------------

    FACE       % OF                                                                       FAIR
   AMOUNT    NET ASSETS                      REPURCHASE AGREEMENTS                        VALUE
----------------------------------------------------------------------------------------------------
                3.4%        FINANCIAL SERVICES
$  214,000                  US Bank 1.250% 10/01/04
                              Repurchase price $214,015
                              Collateralized by Freddie Mac Gold
                              Mortgage Back Pool #C01528
                              Fair Value:  $218,296
                              Due:  04/01/33
                              Interest:  5.000%                                      $       214,000
                                                                                     ---------------
                3.4%        TOTAL REPURCHASE AGREEMENTS                              $       214,000
                                                                                     ---------------
               99.8%        TOTAL HOLDINGS (COST $5,778,510) (a)                     $     6,363,143
                0.2%        NET OTHER ASSETS (LIABILITIES)                                    14,877
                                                                                     ---------------
              100.0%        NET ASSETS                                               $     6,378,020
                                                                                     ===============

----------

      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal Inc.ome tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $78,760

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
U.S. EQUITY
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                % OF                                                                       FAIR
SHARES       NET ASSETS             U.S. COMMON STOCKS                                    VALUE
--------------------------------------------------------------------------------------------------
                 5.2%          AEROSPACE & DEFENSE
   610                         Curtiss-Wright Corp.                                     $   34,910
 1,070                         EDO Corp.                                                    29,693
   650                         Lockheed Martin Corp.                                        36,257
   530                         Northrop Grumman Corp.                                       28,265
                                                                                        ----------
                                                                                           129,125
                                                                                        ----------
                 1.6%          AUTOMOTIVE & RELATED
   390                         Bandag Inc.                                                  17,082
 1,200                         Cooper Tire & Rubber Co.                                     24,204
                                                                                        ----------
                                                                                            41,286
                                                                                        ----------
                 4.2%          BANKING
   400                         Bank of America Corp.                                        17,332
   560                         Bank of New York Co.                                         16,335
   440                         BB&T Corp.                                                   17,464
   610                         Hibernia Corp.                                               16,110
   470                         JPMorgan Chase & Co.                                         18,673
 1,280                       * Providian Financial Corp.                                    19,891
                                                                                        ----------
                                                                                           105,805
                                                                                        ----------
                 2.5%          BUILDING & CONSTRUCTION
   240                       * Eagle Materials Inc.                                         17,112
   710                       * Maverick Tube Corp.                                          21,875
   440                         Texas Industries Inc.                                        22,634
                                                                                        ----------
                                                                                            61,621
                                                                                        ----------
                 1.2%          CAPITAL GOODS
 1,190                       * Flowserve Corp.                                              28,774
                                                                                        ----------
                 5.0%          CHEMICALS
   420                         Albemarle Corp.                                              14,738
   360                       * Cytec Industries Inc.                                        17,622
   330                         Eastman Chemical Co.                                         15,692
 1,050                       * IMC Global Inc.                                              18,259
   500                       * Millennium Chemicals Inc.                                    10,605
   500                       * OM Group Inc.                                                18,280
   840                         Penford Corp.                                                14,624
   250                         PPG Industries Inc.                                          15,320
                                                                                        ----------
                                                                                           125,140
                                                                                        ----------
                 6.0%          COMPUTER & RELATED
   470                       * CACI International Inc.                                      24,807
   970                       * Cognizant Technology Solutions Corp.                         29,595
   720                       * Computer Sciences Corp.                                      33,912
   460                       * Digital River Inc.                                           13,699
 2,180                       * EMC Corp.                                                    25,157
 1,490                       * Ingram Micro Inc.                                            23,989
                                                                                        ----------
                                                                                           151,159
                                                                                        ----------
                 5.6%          CONSUMER PRODUCTS
   740                         Eastman Kodak Co.                                            23,843
   220                         Harman International Industries Inc.                         23,705
 1,030                         Masco Corp.                                                  35,566
   720                         Polo Ralph Lauren Corp.                                      26,186
 1,180                       * Quiksilver Inc.                                              29,996
                                                                                        ----------
                                                                                           139,296
                                                                                        ----------
                 2.2%          CONTAINERS & PACKAGING
   935                         Myers Industries Inc.                                        10,238
   770                       * Owens-Illinois Inc.                                          12,320
   910                       * Paxar Corp.                                                  20,639
   270                         Silgan Holdings Inc.                                         12,501
                                                                                        ----------
                                                                                            55,698
                                                                                        ----------
                 2.5%          ELECTRONICS/SEMICONDUCTORS
   440                       * Benchmark Electronics Inc.                                   13,112
   800                       * Cree Inc.                                                    24,424
 1,220                       * Synaptics Inc.                                               24,595
                                                                                        ----------
                                                                                            62,131
                                                                                        ----------
                 1.0%          ENTERTAINMENT & LEISURE
   430                         Harley-Davidson Inc.                                         25,559
                                                                                        ----------
                 4.5%          FABRICATED PRODUCTS
   560                         Reliance Steel & Aluminum Co.                                22,232
 1,400                       * Ryerson Tull Inc.                                            24,038
   590                         Simpson Manufacturing Co.                                    37,288
 1,070                         Watts Water Technologies Inc.                                28,729
                                                                                        ----------
                                                                                           112,287
                                                                                        ----------
                 5.2%          FINANCIAL SERVICES
   560                         American Capital Strategies Ltd.                             17,550

   200                         Bear Stearns Companies Inc.                                  19,234
   690                         Cash America International Inc.                              16,877
   230                         Freddie Mac                                                  15,005
   570                         Investors Financial Services Corp.                           25,724
   520                         SEI Corp.                                                    17,514
   770                       * World Acceptance Corp.                                       17,902
                                                                                        ----------
                                                                                           129,806
                                                                                        ----------
                 2.1%          FOOD, BEVERAGE & TOBACCO
   220                         Adolph Coors Co.                                             14,942
   100                         Altria Group Inc.                                             4,704
   510                       * Ralcorp Holdings Inc.                                        18,411
   230                         Reynolds American Inc.                                       15,649
                                                                                        ----------
                                                                                            53,706
                                                                                        ----------
                 8.7%          INSURANCE
   300                         Aetna Inc.                                                   29,979
   370                         Allstate Corp.                                               17,756
   500                         American Financial Group Inc.                                14,945
   460                         AmerUs Group Co.                                             18,860
   140                       * Anthem Inc.                                                  12,215
   300                         Aon Corp.                                                     8,622
   720                       * Centene Corp.                                                30,658
   480                         Hilb, Rogal & Hobbs Co.                                      17,386
   420                         PMI Group Inc.                                               17,044
   420                         Selective Insurance Group Inc.                               15,624
   720                         UICI                                                         23,573
   300                       * WellChoice Inc.                                              11,199
                                                                                        ----------
                                                                                           217,861
                                                                                        ----------
                 1.2%          MACHINERY
   840                         Manitowoc Co. Inc.                                           29,786
                                                                                        ----------
                 5.5%          MEDICAL & RELATED
   460                         Cooper Companies Inc.                                        31,533
   550                       * Coventry Health Care Inc.                                    29,354
   790                       * Renal Care Group Inc.                                        25,462
   550                       * ResMed Inc.                                                  26,185
   470                       * Respironics Inc.                                             25,117
                                                                                        ----------
                                                                                           137,651
                                                                                        ----------
                 2.6%          METALS & MINING
   810                       * Headwaters Inc.                                              24,997
   590                         Steel Dynamics Inc.                                          22,786
   720                         Steel Technologies Inc.                                      18,444
                                                                                        ----------
                                                                                            66,227
                                                                                        ----------
                 0.7%          MOBILE HOMES & RVS
   480                         Winnebago Industries Inc.                                    16,627
                                                                                        ----------
                 1.2%          OFFICE EQUIPMENT & SUPPLIES
   920                         John H. Harland Co.                                          28,842
                                                                                        ----------
                 1.7%          OIL, ENERGY & NATURAL GAS
   700                         Patina Oil & Gas Corp.                                       20,699
   470                       * Ultra Petroleum Corp.                                        23,053
                                                                                        ----------
                                                                                            43,752
                                                                                        ----------
                 2.3%          RESTAURANTS
   660                       * CEC Entertainment Inc.                                       24,255
   540                         McDonald's Corp.                                             15,136
   100                         Ruby Tuesday Inc.                                             2,787
   640                       * Sonic Corp.                                                  16,403
                                                                                        ----------
                                                                                            58,581
                                                                                        ----------
                 8.7%          RETAIL
   600                         Albertson's Inc.                                             14,358
   690                         Best Buy Co. Inc.                                            37,426
   710                         Building Materials Holding Corp.                             19,539
   690                       * Dollar Tree Stores Inc.                                      18,595
   880                         Home Depot Inc.                                              34,496
   510                       * Kohl's Corp.                                                 24,577
   320                         Michaels Stores Inc.                                         18,947
   520                         Nash Finch Co.                                               16,354
   200                       * O'Reilly Automotive Inc.                                      7,658
   430                         Sherwin-Williams Co.                                         18,903
   200                       * Zale Corp.                                                    5,620
                                                                                        ----------
                                                                                           216,473
                                                                                        ----------
                 5.0%          TELECOMMUNICATIONS & RELATED
 1,130                       * Comtech Telecommunications Corp.                             30,623
   410                       * Itron Inc.                                                    7,156
   790                       * j2 Global Communications Inc.                                24,956
   540                         L-3 Communications Hldgs. Inc.                               36,180
   300                       * Nextel Communications Inc.                                    7,152
   930                         Sprint Corp.                                                 18,721
                                                                                        ----------
                                                                                           124,788
                                                                                        ----------
                 5.9%          TRANSPORTATION

   770                         Arkansas Best Corp.                                          28,197
   770                         Burlington Northern Santa Fe Corp.                           29,499
 1,370                       * Knight Transportation Inc.                                   29,345
   990                         Norfolk Southern Corp.                                       29,443
   650                       * Yellow Roadway Corp.                                         30,478
                                                                                        ----------
                                                                                           146,962
                                                                                        ----------
                 1.9%          UTILITIES
   880                       * Allegheny Energy Inc.                                        14,045
   720                         Duke Energy Corp.                                            16,481
   500                         Sempra Energy                                                18,095
                                                                                        ----------
                                                                                            48,621
                                                                                        ----------

                94.2%          TOTAL U.S. COMMON STOCKS                                 $2,357,564
                                                                                        ----------

                 % OF                                                                      FAIR
SHARES        NET ASSETS          FOREIGN COMMON STOCKS                                   VALUE
--------------------------------------------------------------------------------------------------
                 0.9%          CANADA
                 0.9%          CHEMICALS
 1,500                         Methanex Corp.                                           $   22,605
                                                                                        ----------
                 0.4%          LIBERIA
                 0.4%          ENTERTAINMENT & LEISURE
   210                         Royal Caribbean Cruises Ltd.                                  9,156
                                                                                        ----------
                 1.0%          MEXICO
                 1.0%          TELECOMMUNICATIONS & RELATED
   640                         America Movil S.A. de C.V ADR                                24,979
                                                                                        ----------
                 0.7%          PUERTO RICO
                 0.7%          BANKING
   360                         First BanCorp                                                17,388
                                                                                        ----------
                 0.4%          RUSSIA
                 0.4%          TELECOMMUNICATIONS & RELATED
   100                       * VimpelCom ADR                                                10,880
                                                                                        ----------
                 3.4%          TOTAL FOREIGN COMMON STOCKS                                  85,008
                                                                                        ----------
                97.6%          TOTAL COMMON STOCKS                                      $2,442,572
                                                                                        ----------

   FACE         % OF                                                                        FAIR
  AMOUNT     NET ASSETS               SHORT TERM BONDS & NOTES                             VALUE
--------------------------------------------------------------------------------------------------
                 0.0%          DEMAND NOTE
$     155                      Wisconsin Corp. Central Credit Union
                                 Discount Note 1.510% due 12/31/31                      $      155
                                                                                        ----------
                 8.2%          GOVERNMENT - US AGENCY
  205,000                      FHLB Discount Note 1.000% 10/01/04                          205,000
                                                                                        ----------
                 8.2%          TOTAL SHORT TERM BONDS & NOTES                           $  205,155
                                                                                        ----------
               105.8%          TOTAL HOLDINGS  (COST $2,490,622) (a)                    $2,647,727
                -5.8%          NET OTHER ASSETS (LIABILITIES)                             (144,987)
                                                                                        ----------
               100.0%          NET ASSETS                                               $2,502,740
                                                                                        ==========

----------
      *     Non-income producing securities.

      (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $46,922.

     ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                 % OF                                                                      FAIR
SHARES        NET ASSETS              U.S. COMMON STOCKS                                   VALUE
--------------------------------------------------------------------------------------------------
                 1.9%          AEROSPACE & DEFENSE
   200                         Goodrich Corp.                                           $    6,272
   170                         Lockheed Martin Corp.                                         9,483
   110                         Northrop Grumman Corp.                                        5,866
                                                                                        ----------
                                                                                            21,621
                                                                                        ----------
                 2.1%          AUTOMOTIVE & RELATED
   250                         Applied Industrial Technologies Inc.                          8,935
   190                         Bandag Inc.                                                   8,322
   510                         Ford Motor Co.                                                7,166
                                                                                        ----------
                                                                                            24,423
                                                                                        ----------
                 6.0%          BANKING
   200                         Bank of America Corp.                                         8,666
   260                         Bank of New York Co.                                          7,584
   190                         BB&T Corp.                                                    7,541
   150                         Citigroup Inc.                                                6,618
   140                         Comerica Inc.                                                 8,309
   250                         Hibernia Corp.                                                6,603
   520                       * Providian Financial Corp.                                     8,081
   300                         Riggs National Corp.                                          6,660
   370                         Southwest Bancorp of Texas Inc.                               7,452
                                                                                        ----------
                                                                                            67,514
                                                                                        ----------
                 0.6%          BIOTECHNOLOGY & DRUGS
   400                       * Genencor International Inc.                                   6,420
                                                                                        ----------
                 1.2%          BUILDING & CONSTRUCTION
   130                       * Eagle Materials Inc.                                          9,269
   200                       * Griffon Corp.                                                 4,220
                                                                                        ----------
                                                                                            13,489
                                                                                        ----------
                 3.5%          CAPITAL GOODS
   240                         Hughes Supply Inc.                                            7,217
   170                       * Mettler-Toledo International Inc.                             8,027
   440                         Stewart & Stevenson Services Inc.                             7,775
   200                       * Terex Corp.                                                   8,680
   120                         Toro Co.                                                      8,196
                                                                                        ----------
                                                                                            39,895
                                                                                        ----------
                 1.4%          CHEMICALS
   440                       * Millennium Chemicals Inc.                                     9,332
   110                         PPG Industries Inc.                                           6,741
                                                                                        ----------
                                                                                            16,073
                                                                                        ----------
                 2.7%          COMPUTER & RELATED
   300                       * Cognizant Technology Solutions Corp.                          9,153
   170                       * Computer Sciences Corp.                                       8,007
   150                         FactSet Research Systems Inc.                                 7,230
   300                       * THQ Inc.                                                      5,838
                                                                                        ----------
                                                                                            30,228
                                                                                        ----------
                 0.7%          CONGLOMERATES
   410                       * Federal Signal Corp.                                          7,618
                                                                                        ----------
                 4.3%          CONSUMER PRODUCTS
   290                         Eastman Kodak Co.                                             9,344
   120                         Harman International Industries Inc.                         12,930
   250                         Masco Corp.                                                   8,633
   300                       * Quiksilver Inc.                                               7,626
   200                         V.F. Corp.                                                    9,890
                                                                                        ----------
                                                                                            48,423
                                                                                        ----------
                 2.0%          CONTAINERS & PACKAGING
   550                         Myers Industries Inc.                                         6,023
   600                       * Owens-Illinois Inc.                                           9,600
   160                         Silgan Holdings Inc.                                          7,408
                                                                                        ----------
                                                                                            23,031
                                                                                        ----------
                 0.7%          EDUCATION
   111                       * Apollo Group Inc.                                             8,144
                                                                                        ----------
                 0.7%          ELECTRONICS/SEMICONDUCTORS
   250                       * Cree Inc.                                                     7,632
                                                                                        ----------
                 0.7%          ENTERTAINMENT & LEISURE
   130                         Harley-Davidson Inc.                                          7,727
                                                                                        ----------
                 0.7%          FABRICATED PRODUCTS
   200                         Reliance Steel & Aluminum Co.                                 7,940
                                                                                        ----------
                 5.9%          FINANCIAL SERVICES

   390                       * AmeriCredit Corp.                                             8,143
   100                         Bear Stearns Cos. Inc.                                        9,617
   200                         Countrywide Financial Corp.                                   7,878
   630                       * Investment Technology Group Inc.                              9,639
   200                         Investors Financial Services Corp.                            9,026
   150                         Morgan Stanley                                                7,395
   260                         SEI Investments Co.                                           8,757
   280                       * World Acceptance Corp.                                        6,510
                                                                                        ----------
                                                                                            66,965
                                                                                        ----------
                 1.4%          FOOD, BEVERAGE & TOBACCO
   120                         Reynolds American Inc.                                        8,165
   200                         UST Inc.                                                      8,052
                                                                                        ----------
                                                                                            16,217
                                                                                        ----------
                 0.9%          FORESTRY & PAPER PRODUCTS
   790                       * P.H. Glatfelter Co.                                           9,788
                                                                                        ----------
                 6.3%          INSURANCE
   170                         Allstate Corp.                                                8,158
   250                         American Financial Group Inc.                                 7,472
   170                       * AMERIGROUP Corp.                                              9,562
   200                         Aon Corp.                                                     5,748
   250                         Arthur J. Gallagher & Co.                                     8,283
   230                       * Centene Corp.                                                 9,793
   100                         CIGNA Corp.                                                   6,963
   200                         Selective Insurance Group Inc.                                7,440
   230                         UICI                                                          7,530
                                                                                        ----------
                                                                                            70,949
                                                                                        ----------
                 0.9%          MACHINERY
   290                         Manitowoc Co. Inc.                                           10,283
                                                                                        ----------
                 2.4%          MEDICAL & RELATED
   130                         Cooper Cos. Inc.                                              8,911
   200                       * Coventry Health Care Inc.                                    10,674
   290                         Owens & Minor Inc.                                            7,366
                                                                                        ----------
                                                                                            26,951
                                                                                        ----------
                 2.7%          METALS & MINING
   280                       * Headwaters Inc.                                               8,641
   300                         Steel Dynamics Inc.                                          11,586
   400                         Steel Technologies Inc.                                      10,247
                                                                                        ----------
                                                                                            30,474
                                                                                        ----------
                 0.6%          OFFICE EQUIPMENT & SUPPLIES
   170                         Deluxe Corp.                                                  6,973
                                                                                        ----------
                 2.4%          OIL, ENERGY & NATURAL GAS
   300                         Lyondell Chemical Co.                                         6,738
   140                       * Newfield Exploration Co.                                      8,574
   250                       * Ultra Petroleum Corp.                                        12,263
                                                                                        ----------
                                                                                            27,575
                                                                                        ----------
                 1.2%          PRINTING & PUBLISHING
   450                         R.R. Donnelley & Sons Co.                                    14,094
                                                                                        ----------
                 0.8%          RENTAL & LEASING
   200                         Ryder System Inc.                                             9,408
                                                                                        ----------
                 5.4%          RETAIL
   300                       * Aeropostale Inc.                                              7,860
   400                         Albertson's Inc.                                              9,572
   340                       * BJ's Wholesale Club Inc.                                      9,296
   220                         Home Depot Inc.                                               8,624
   200                         Michaels Stores Inc.                                         11,842
   260                       * Safeway Inc.                                                  5,021
   200                         Sherwin-Williams Co.                                          8,792
                                                                                        ----------
                                                                                            61,007
                                                                                        ----------
                 0.8%          TELECOMMUNICATIONS & RELATED
   140                         L-3 Communications Holdings Inc.                              9,380
                                                                                        ----------
                 4.4%          TRANSPORTATION
   200                         Arkansas Best Corp.                                           7,324
   210                         Burlington Northern Santa Fe Corp.                            8,045
   210                         J.B. Hunt Transport Services Inc.                             7,799
   375                       * Knight Transportation Inc.                                    8,033
   310                         Norfolk Southern Corp.                                        9,219
   200                       * Yellow Roadway Corp.                                          9,378
                                                                                        ----------
                                                                                            49,798
                                                                                        ----------
                 1.2%          UTILITIES
   330                         American States Water Co.                                     8,217
   190                         California Water Service Group                                5,580
                                                                                        ----------
                                                                                            13,797
                                                                                        ----------

                66.5%          TOTAL U.S. COMMON STOCKS                                 $  753,837
                                                                                        ----------

                % OF                                                                      FAIR
SHARES       NET ASSETS             FOREIGN COMMON STOCKS                                 VALUE
--------------------------------------------------------------------------------------------------
                 0.5%          BERMUDA
                 0.5%          TRANSPORTATION
   200                       * Knightsbridge Tankers Ltd.                               $    6,200
                                                                                        ----------
                 1.7%          CANADA
                 0.9%          CHEMICALS
   700                         Methanex Corp.                                               10,549
                 0.8%          TRANSPORTATION
   180                         Canadian National Railway Co.                                 8,730
                                                                                        ----------
                               TOTAL CANADA                                                 19,279
                                                                                        ----------
                 0.7%          CAYMAN ISLANDS
                 0.7%          AGRICULTURE
   330                       * Fresh Del Monte Produce Inc.                                  8,220
                                                                                        ----------
                 0.8%          MARSHALL ISLANDS
                 0.8%          TRANSPORTATION
   200                         Teekay Shipping Corp.                                         8,618
                                                                                        ----------
                 0.5%          NETHERLANDS
                 0.5%          INSURANCE
   204                         ING Groep N.V. ADR                                            5,157
                                                                                        ----------
                 0.8%          UNITED KINGDOM
                 0.8%          MEDICAL & RELATED
   200                         Smith & Nephew plc ADR                                        9,270
                                                                                        ----------
                 5.0%          TOTAL FOREIGN STOCKS                                     $   56,744
                                                                                        ----------
                71.5%          TOTAL COMMON STOCKS                                      $  810,581
                                                                                        ----------

  FACE             % OF                                                                    FAIR
 AMOUNT         NET ASSETS                    LONG-TERM BONDS & NOTES                      VALUE
--------------------------------------------------------------------------------------------------
                    0.9%          AUTOMOTIVE & RELATED
$ 10,000                          General Motors Acceptance Corp.   5.125%  05/09/08    $   10,238
                                                                                        ----------
                    1.8%          BANKING
  10,000                          BB&T Corp.  4.750%  10/01/12                              10,049
  10,000                          Citigroup Inc.  5.125%  05/05/14                          10,267
                                                                                        ----------
                                                                                            20,316
                                                                                        ----------
                    1.3%          CONGLOMERATES
  15,000                          General Electric Co.  5.000%  02/01/13                    15,453
                                                                                        ----------
                    2.2%          FINANCIAL SERVICES
  15,000                          Countrywide Home Financial  4.000%  03/22/11              14,588
  10,000                          Merrill Lynch & Co.  5.000%  02/03/14                     10,033
                                                                                        ----------
                                                                                            24,621
                                                                                        ----------
                    2.0%          FOOD, BEVERAGE & TOBACCO
  10,000                          Coca-Cola Co.  8.500%  02/01/12                           12,551
  10,000                          Philip Morris  6.950%  06/01/06                           10,496
                                                                                        ----------
                                                                                            23,047
                                                                                        ----------
                   17.6%          GOVERNMENT - US TREASURY & AGENCIES
  20,000                          Fannie Mae  6.250%  05/15/29                              22,402
  20,000                          Fannie Mae   7.125%  01/15/30                             24,720
  20,000                          Federal Home Loan Bank  4.500%  09/16/13                  20,014
  20,000                          Federal Home Loan Bank  5.375%  08/15/18                  21,316
  15,000                          US Treasury Bond  7.500%  11/15/16                        19,281
  15,000                          US Treasury Bond  6.875%  08/15/25                        18,835
  30,000                          US Treasury Bond  5.250%  02/15/29                        31,241
  22,000                          US Treasury Note  3.875%  05/15/09                        22,541
  19,000                          US Treasury Note  3.875%  02/15/13                        18,887
                                                                                        ----------
                                                                                           199,237
                                                                                        ----------
                    0.9%          MACHINERY
  10,000                          Caterpillar Financial Service Corp. 4.000% 07/15/09       10,004
                                                                                        ----------
                    0.9%          TELECOMMUNICATIONS & RELATED
  10,000                          Bell Atlantic Pennsylvania   6.000%  12/01/28              9,841
                                                                                        ----------
                    1.0%          UTILITIES
  10,000                          Wisconsin Power & Light   7.000%  06/15/07                10,872
                                                                                        ----------
                   28.6%          TOTAL LONG-TERM BONDS & NOTES                         $  323,629
                                                                                        ----------
                  100.1%          TOTAL HOLDINGS (COST $1,080,082) (a)                  $1,134,210
                   -0.1%          NET OTHER ASSETS (LIABILITIES)                            (1,427)
                                                                                        ----------
                  100.0%          NET ASSETS                                            $1,132,783
                                                                                        ==========

----------
      *     Non-income producing securities.

     (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $16,877

     ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

               % OF                                                               FAIR
   SHARES   NET ASSETS                    U.S. COMMON STOCKS                     VALUE
------------------------------------------------------------------------------------------
               1.9%       AEROSPACE & DEFENSE
        300            *  Alliant Techsystems Inc.                           $      18,150
        200               Northrop Grumman Corp.                                    10,666
                                                                             -------------
                                                                                    28,816
                                                                             -------------
               2.0%       AUTOMOTIVE & RELATED
        700               Cooper Tire & Rubber Co.                                  14,119
        300               Oshkosh Truck Corp.                                       17,118
                                                                             -------------
                                                                                    31,237
                                                                             -------------
               6.1%       BANKING
        200               Bank of America Corp.                                      8,666
        400               BB&T Corp.                                                15,876
        200               Capital One Financial Corp.                               14,780
        300               Comerica Inc.                                             17,805
        400               East West Bancorp Inc.                                    13,436
        500               Hibernia Corp.                                            13,205
        300               IndyMac Bancorp Inc.                                      10,860
                                                                             -------------
                                                                                    94,628
                                                                             -------------
               1.1%       BIOTECHNOLOGY & DRUGS
        300            *  Amgen Inc.                                                17,004
                                                                             -------------

               2.9%       BUILDING & CONSTRUCTION
        200               Ashland Inc.                                              11,216
        200               Eagle Materials Inc.                                      14,260
        400               Lafarge North America Inc.                                18,756
                                                                             -------------
                                                                                    44,232
                                                                             -------------
               1.8%       BUSINESS SERVICES
      1,000            *  Labor Ready Inc.                                          14,020
        500            *  NCO Group Inc.                                            13,475
                                                                             -------------
                                                                                    27,495
                                                                             -------------
               3.9%       CAPITAL GOODS
        600            *  Flowserve Corp.                                           14,508
        300            *  Mettler-Toledo International Inc.                         14,166
        200               Toro Co.                                                  13,660
        300               W.W. Grainger Inc.                                        17,295
                                                                             -------------
                                                                                    59,629
                                                                             -------------
               2.6%       CHEMICALS
        200               Albemarle Corp.                                            7,018
        200            *  Cabot Microelectronics Corp.                               7,250
        300               Georgia Gulf Corp.                                        13,377
        200            *  Scotts Co.                                                12,830
                                                                             -------------
                                                                                    40,475
                                                                             -------------
               4.7%       COMPUTER & RELATED
        600            *  Cognizant Technology Solutions Corp.                      18,306
        400            *  Computer Sciences Corp.                                   18,840
        300            *  Digital River Inc.                                         8,934
        400            *  Intuit Inc.                                               18,160
        300            *  SanDisk Corp.                                              8,736
                                                                             -------------
                                                                                    72,976
                                                                             -------------
               8.2%       CONSUMER PRODUCTS
        500               Eastman Kodak Co.                                         16,110
        200               Harman International Industries Inc.                      21,550
        400               Masco Corp.                                               13,812
        500               Polo Ralph Lauren Corp.                                   18,185
        800            *  Quiksilver Inc.                                           20,336
        500               Tupperware Corp.                                           8,490
        400               V.F. Corp.                                                19,780
        300            *  Yankee Candle Co. Inc.                                     8,688
                                                                             -------------
                                                                                   126,951
                                                                             -------------
               2.0%       CONTAINERS & PACKAGING
      1,200            *  Owens-Illinois Inc.                                       19,200
        500            *  Pactiv Corp.                                              11,625
                                                                             -------------
                                                                                    30,825
                                                                             -------------
               0.6%       ELECTRONICS/SEMICONDUCTORS
        400               Texas Instruments Inc.                                     8,512
                                                                             -------------

               1.2%       ENTERTAINMENT & LEISURE
        300               Harley-Davidson Inc.                                      17,832
                                                                             -------------

               1.0%       FABRICATED PRODUCTS
        400               Reliance Steel & Aluminum Co.                             15,880
                                                                             -------------

               2.5%       FINANCIAL SERVICES
        300               A.G. Edwards Inc.                                         10,386

        100               Goldman Sachs Group Inc.                                   9,324
        300               New Century Financial Corp.                               18,066
                                                                             -------------
                                                                                    37,776
                                                                             -------------
               6.6%       FOOD, BEVERAGE & TOBACCO
        200               Adolph Coors Co.                                          13,584
        400            *  Constellation Brands Inc.                                 15,224
        400               Corn Products International Inc.                          18,440
        200               Reynolds American Inc.                                    13,608
        600               Sara Lee Corp.                                            13,716
        300            *  Smithfield Foods Inc.                                      7,500
        500               UST Inc.                                                  20,130
                                                                             -------------
                                                                                   102,202
                                                                             -------------
               8.1%       INSURANCE
        400            *  AMERIGROUP Corp.                                          22,500
        200               CIGNA Corp.                                               13,926
        300               Delphi Financial Group Inc.                               12,051
        200               Hartford Financial Services Group Inc.                    12,386
        300               Hilb, Rogal & Hobbs Co.                                   10,866
        300               Loews Corp.                                               17,550
        300               Torchmark Corp.                                           15,954
        600               UICI                                                      19,644
                                                                             -------------
                                                                                   124,877
                                                                             -------------
               4.5%       MEDICAL & RELATED
        300            *  Coventry Health Care Inc.                                 16,011
        700               PolyMedica Corp.                                          21,560
        700            *  Priority Healthcare Corp.                                 14,105
        300            *  RehabCare Group Inc.                                       6,909
        200            *  Respironics Inc.                                          10,688
                                                                             -------------
                                                                                    69,273
                                                                             -------------
               5.3%       METALS & MINING
        500               Alcoa Inc.                                                16,795
        600            *  Headwaters Inc.                                           18,516
        800               Steel Dynamics Inc.                                       30,896
        700               Worthington Industries Inc.                               14,945
                                                                             -------------
                                                                                    81,152
                                                                             -------------
               0.6%       OFFICE EQUIPMENT & SUPPLIES
        300            *  Global Imaging Systems Inc.                                9,324
                                                                             -------------

               2.7%       OIL, ENERGY & NATURAL GAS
        200            *  Newfield Exploration Co.                                  12,248
        300            *  Offshore Logistics Inc.                                   10,326
        400            *  Ultra Petroleum Corp.                                     19,620
                                                                             -------------
                                                                                    42,194
                                                                             -------------
               1.0%       RESTAURANTS
        600            *  Sonic Corp.                                               15,378
                                                                             -------------

               5.1%       RETAIL
        300               Best Buy Co. Inc.                                         16,272
        600               Home Depot Inc.                                           23,520
        300               Michaels Stores Inc.                                      17,763
        100            *  O'Reilly Automotive Inc.                                   3,829
        400               Sherwin-Williams Co.                                      17,584
                                                                             -------------
                                                                                    78,968
                                                                             -------------
               3.5%       TELECOMMUNICATIONS & RELATED
        400            *  Comtech Telecommunications Corp.                          10,840
        300            *  Golden Telecom Inc.                                        8,559
        300            *  j2 Global Communications Inc.                              9,477
        400            *  Nextel Communications Inc.                                 9,536
        600               SBC Communications Inc.                                   15,570
                                                                             -------------
                                                                                    53,982
                                                                             -------------
               8.4%       TRANSPORTATION
        300               Arkansas Best Corp.                                       10,986
        700               Burlington Northern Santa Fe Corp.                        26,817
        400               CNF Inc.                                                  16,396
        300               J.B. Hunt Transport Services Inc.                         11,142
      1,050            *  Knight Transportation Inc.                                22,491
        900            *  Yellow Roadway Corp.                                      42,201
                                                                             -------------
                                                                                   130,033
                                                                             -------------
               2.5%       WASTE MANAGEMENT SERVICES
        200            *  Stericycle Inc.                                            9,180
        900            *  Waste Connections Inc.                                    28,512
                                                                             -------------
                                                                                    37,692
                                                                             -------------

              90.8%       Total U.S. Common Stocks                           $   1,399,343
                                                                             -------------

               % OF                                                               FAIR
   SHARES   NET ASSETS                  FOREIGN COMMON STOCKS                    VALUE
------------------------------------------------------------------------------------------
               0.4%       BERMUDA
               0.4%       AUTOMOTIVE & RELATED
        100               Ingersoll-Rand Co. Ltd.                            $       6,797
                                                                             -------------

               0.6%       CANADA
               0.6%       OIL, ENERGY & NATURAL GAS
        300               Suncor Energy Inc.                                         9,603
                                                                             -------------

               1.1%       MARSHALL ISLANDS
               1.1%       TRANSPORTATION
        400               Teekay Shipping Corp.                                     17,236
                                                                             -------------

               0.8%       MEXICO
               0.8%       TELECOMMUNICATIONS & RELATED
        300               America Movil S.A. de C.V ADR                             11,709
                                                                             -------------

               1.4%       PUERTO RICO
               1.4%       BANKING
        500               Doral Financial Corp.                                     20,735
                                                                             -------------

               4.3%       TOTAL FOREIGN COMMON STOCKS                        $      66,080
                                                                             -------------

              95.1%       TOTAL COMMON STOCKS                                $   1,465,423
                                                                             -------------

    FACE       % OF                                                               FAIR
   AMOUNT   NET ASSETS                     SHORT-TERM NOTES                      VALUE
------------------------------------------------------------------------------------------
                0.0%      DEMAND NOTES
$       498               Wisconsin Corp. Central Credit Union
                            Discount Note 1.510% due 12/31/31                $         498
                                                                             -------------
               10.1%      GOVERNMENT - US AGENCY
    156,000               FHLB Discount Note 1.000%  10/01/04                      156,000
                                                                             -------------
               10.1%      TOTAL SHORT-TERM NOTES                             $     156,498
                                                                             -------------

              105.2%      TOTAL HOLDINGS (COST $1,536,548) (a)               $   1,621,921
               -5.2%      NET OTHER ASSETS (LIABILITIES)                           (80,400)
                                                                             -------------
              100.0%      NET ASSETS                                         $   1,541,521
                                                                             =============

------------
      *     Non-income producing securities.

    (a) Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $43,809.

    ADR (American depository receipt) represents ownership of foreign securities.

            The accompanying notes are an integral part of this Schedule of Investments.

OHIO NATIONAL FUND, INC.
COVERED CALL PORTFOLIO (CONTINUED)
SCHEDULE OF WRITTEN OPTIONS
SEPTEMBER 30, 2004 (UNAUDITED)

 CONTRACTS
(100 SHARES
    PER                                  UNDERLYING SECURITY                     MARKET
 CONTRACT)                          EXPIRATION DATE/EXERCISE PRICE               VALUE
------------------------------------------------------------------------------------------
                                             CALL OPTIONS
                          A.G. EDWARDS INC.
        200               Expiration November 2004/Exercise Price $35.00               210
                          ADOLPH COORS CO.
        100               Expiration November 2004/Exercise Price $65.00               380
        100               Expiration November 2004/Exercise Price $70.00               108
                          ALBEMARLE CORP.
        100               Expiration October 2004/Exercise Price $30.00                520
        100               Expiration October 2004/Exercise Price $35.00                 60
                          ALCOA INC.
        400               Expiration November 2004/Exercise Price $32.50               780
        100               Expiration November 2004/Exercise Price $35.00                60
                          ALLIANT TECHSYSTEMS INC.
        300               Expiration November 2004/Exercise Price $60.00               600
                          AMERICA MOVIL S.A. DE C.V. ADR
        200               Expiration November 2004/Exercise Price $40.00               240
                          AMERIGROUP CORP.
        400               Expiration October 2004/Exercise Price $55.00                860
                          AMGEN INC.
        300               Expiration October 2004/Exercise Price $60.00                 45
                          ARKANSAS BEST CORP.
        200               Expiration October 2004/Exercise Price $35.00                395
                          ASHLAND INC.
        200               Expiration October 2004/Exercise Price $55.00                305
                          BANK OF AMERICA CORP.
        200               Expiration October 2004/Exercise Price $45.00                 20
                          BB&T CORP.
        200               Expiration October 2004/Exercise Price $40.00                 30
                          BEST BUY CO. INC.
        200               Expiration October 2004/Exercise Price $55.00                150
                          BURLINGTON NORTHERN SANTA FE CORP.
        200               Expiration October 2004/Exercise Price $35.00                670
        200               Expiration November 2004/Exercise Price $35.00               720
                          CABOT MICROELECTRONICS CORP.
        100               Expiration October 2004/Exercise Price $35.00                185
        100               Expiration October 2004/Exercise Price $40.00                 25
                          CAPITAL ONE FINANCIAL CORP.
        200               Expiration October 2004/Exercise Price $75.00                180
                          CIGNA CORP.
        200               Expiration November 2004/Exercise Price $75.00               160
                          CNF INC.
        200               Expiration October 2004/Exercise Price $42.50                 75
        200               Expiration November 2004/Exercise Price $40.00               440
                          COGNIZANT TECHNOLOGY SOLUTIONS CORP.
        300               Expiration October 2004/Exercise Price $27.50                870
        200               Expiration October 2004/Exercise Price $30.00                210
        100               Expiration November 2004/Exercise Price $30.00               210
                          COMERICA INC.
        200               Expiration October 2004/Exercise Price $60.00                105
        100               Expiration November 2004/Exercise Price $60.00               125
                          COMPUTER SCIENCES CORP.
        400               Expiration October 2004/Exercise Price $50.00                 40
                          COMTECH TELECOMMUNICATIONS CORP.
        400               Expiration October 2004/Exercise Price $25.00              1,000
                          CONSTELLATION BRANDS INC.
        400               Expiration October 2004/Exercise Price $37.50                440
                          COOPER TIRE & RUBBER CO.
        400               Expiration October 2004/Exercise Price $20.00                190
        300               Expiration November 2004/Exercise Price $22.50                37
                          CORN PRODUCTS INTERNATIONAL INC.
        400               Expiration November 2004/Exercise Price $50.00               140
                          COVENTRY HEALTH CARE INC.
        300               Expiration October 2004/Exercise Price $55.00                120
                          DELPHI FINANCIAL GROUP INC.
        200               Expiration October 2004/Exercise Price $40.00                155
                          DIGITAL RIVER INC.
        300               Expiration October 2004/Exercise Price $30.00                285
                          DORAL FINANCIAL CORP.
        400               Expiration October 2004/Exercise Price $40.00                730
        100               Expiration October 2004/Exercise Price $45.00                 12
                          EAGLE MATERIALS INC.

        200               Expiration November 2004/Exercise Price $75.00               225
                          EAST WEST BANCORP INC.
        200               Expiration October 2004/Exercise Price $32.50                285
        200               Expiration October 2004/Exercise Price $35.00                 35
                          EASTMAN KODAK CO.
        500               Expiration November 2004/Exercise Price $35.00               212
                          FLOWSERVE CORP.
        600               Expiration November 2004/Exercise Price $25.00               390
                          GEORGIA GULF CORP.
        300               Expiration November 2004/Exercise Price $45.00               570
                          GLOBAL IMAGING SYSTEMS INC.
        300               Expiration October 2004/Exercise Price $30.00                398
                          GOLDEN TELECOM INC.
        200               Expiration November 2004/Exercise Price $30.00               175
                          GOLDMAN SACHS GROUP INC.
        100               Expiration October 2004/Exercise Price $95.00                 60
                          HARLEY-DAVIDSON INC.
        200               Expiration October 2004/Exercise Price $60.00                250
                          HARMAN INTERNATIONAL INDUSTRIES INC.
        200               Expiration November 2004/Exercise Price $110.00              800
                          HARTFORD FINANCIAL SERVICES GROUP INC.
        100               Expiration October 2004/Exercise Price $60.00                227
        100               Expiration November 2004/Exercise Price $65.00                45
                          HEADWATERS INC.
        500               Expiration October 2004/Exercise Price $30.00                650
                          HIBERNIA CORP.
        200               Expiration October 2004/Exercise Price $25.00                270
                          HILB, ROGAL & HOBBS CO.
        200               Expiration October 2004/Exercise Price $35.00                275
        100               Expiration January 2005/Exercise Price $40.00                 42
                          HOME DEPOT INC.
        500               Expiration October 2004/Exercise Price $37.50                925
                          INDYMAC BANCORP INC.
        200               Expiration November 2004/Exercise Price $35.00               400
                          INGERSOLL-RAND CO. LTD.
        100               Expiration October 2004/Exercise Price $70.00                 55
                          INTUIT INC.
        100               Expiration October 2004/Exercise Price $42.50                280
        300               Expiration October 2004/Exercise Price $45.00                285
                          J.B. HUNT TRANSPORT SERVICES INC.
        200               Expiration November 2004/Exercise Price $35.00               600
        100               Expiration November 2004/Exercise Price $40.00                80
                          J2 GLOBAL COMMUNICATIONS INC.
        200               Expiration October 2004/Exercise Price $30.00                390
        100               Expiration November 2004/Exercise Price $35.00                85
                          KNIGHT TRANSPORTATION INC.
        100               Expiration October 2004/Exercise Price $22.50                 18
        900               Expiration November 2004/Exercise Price $22.50               518
                          LABOR READY INC.
        700               Expiration November 2004/Exercise Price $12.50             1,242
        300               Expiration November 2004/Exercise Price $15.00               135
                          LAFARGE NORTH AMERICA INC.
        300               Expiration November 2004/Exercise Price $45.00               735
                          LOEWS CORP.
        100               Expiration October 2004/Exercise Price $55.00                360
        200               Expiration October 2004/Exercise Price $60.00                 60
                          MASCO CORP.
        100               Expiration October 2004/Exercise Price $35.00                 20
        200               Expiration November 2004/Exercise Price $35.00               130
                          METTLER-TOLEDO INTERNATIONAL INC.
        300               Expiration November 2004/Exercise Price $50.00               135
                          MICHAELS STORES INC.
        300               Expiration October 2004/Exercise Price $60.00                270
                          NCO GROUP INC.
        300               Expiration November 2004/Exercise Price $25.00               690
        200               Expiration December 2004/Exercise Price $30.00                85
                          NEW CENTURY FINANCIAL CORP.
        100               Expiration November 2004/Exercise Price $60.00               450
        200               Expiration November 2004/Exercise Price $65.00               490
                          NEWFIELD EXPLORATION CO.
        100               Expiration October 2004/Exercise Price $60.00                187
        100               Expiration November 2004/Exercise Price $65.00                67
                          NEXTEL COMMUNICATIONS INC.
        300               Expiration October 2004/Exercise Price $22.50                480
        100               Expiration November 2004/Exercise Price $25.00                70
                          NORTHROP GRUMMAN CORP.
        100               Expiration October 2004/Exercise Price $50.00                340
        100               Expiration November 2004/Exercise Price $55.00                85
                          OFFSHORE LOGISTICS INC.
        300               Expiration November 2004/Exercise Price $35.00               367

                          O'REILLY AUTOMOTIVE INC.
        100               Expiration November 2004/Exercise Price $45.00                12
                          OSHKOSH TRUCK CORP.
        300               Expiration November 2004/Exercise Price $60.00               307
                          OWENS-ILLINOIS INC.
        800               Expiration October 2004/Exercise Price $15.00                920
        200               Expiration November 2004/Exercise Price $15.00               290
                          PACTIV CORP.
        100               Expiration October 2004/Exercise Price $22.50                 90
        400               Expiration October 2004/Exercise Price $25.00                 50
                          POLO RALPH LAUREN CORP.
        500               Expiration November 2004/Exercise Price $40.00               150
                          POLYMEDICA CORP.
        600               Expiration October 2004/Exercise Price $30.00                675
                          PRIORITY HEALTHCARE CORP.
        600               Expiration October 2004/Exercise Price $20.00                375
        100               Expiration October 2004/Exercise Price $25.00                 13
                          QUIKSILVER INC.
        700               Expiration October 2004/Exercise Price $25.00                683
                          REHABCARE GROUP INC.
        200               Expiration October 2004/Exercise Price $22.50                195
        100               Expiration November 2004/Exercise Price $25.00                48
                          RELIANCE STEEL & ALUMINUM CO.
        400               Expiration October 2004/Exercise Price $40.00                370
                          RESPIRONICS INC.
        200               Expiration October 2004/Exercise Price $55.00                 95
                          REYNOLDS AMERICAN INC.
        100               Expiration October 2004/Exercise Price $65.00                360
        100               Expiration November 2004/Exercise Price $70.00               185
                          SANDISK CORP.
        300               Expiration October 2004/Exercise Price $30.00                300
                          SARA LEE CORP.
        600               Expiration October 2004/Exercise Price $22.50                240
                          SBC COMMUNICATIONS INC.
        100               Expiration October 2004/Exercise Price $27.50                  5
        400               Expiration November 2004/Exercise Price $27.50                50
                          SCOTTS CO.
        200               Expiration October 2004/Exercise Price $65.00                135
                          SHERWIN-WILLIAMS CO.
        300               Expiration October 2004/Exercise Price $40.00              1,200
        100               Expiration November 2004/Exercise Price $45.00                78
                          SMITHFIELD FOODS INC.
        100               Expiration October 2004/Exercise Price $25.00                 60
        200               Expiration November 2004/Exercise Price $25.00               205
                          SONIC CORP.
        400               Expiration October 2004/Exercise Price $25.00                350
        100               Expiration November 2004/Exercise Price $25.00               133
                          STEEL DYNAMICS INC.
        800               Expiration November 2004/Exercise Price $40.00             1,400
                          STERICYCLE INC.
        200               Expiration November 2004/Exercise Price $50.00                80
                          SUNCOR ENERGY INC.
        200               Expiration November 2004/Exercise Price $30.00               540
        100               Expiration November 2004/Exercise Price $35.00                50
                          TEEKAY SHIPPING CORP.
        400               Expiration October 2004/Exercise Price $40.00              1,360
                          TEXAS INSTRUMENTS INC.
        100               Expiration October 2004/Exercise Price $22.50                 30
        300               Expiration November 2004/Exercise Price $25.00                75
                          TORCHMARK CORP.
        200               Expiration October 2004/Exercise Price $50.00                640
        100               Expiration November 2004/Exercise Price $55.00                50
                          TORO CO.
        200               Expiration October 2004/Exercise Price $70.00                125
                          TUPPERWARE CORP.
        400               Expiration October 2004/Exercise Price $17.50                 50
        100               Expiration November 2004/Exercise Price $17.50                40
                          UICI
        600               Expiration October 2004/Exercise Price $30.00              1,800
                          ULTRA PETROLEUM CORP.
        400               Expiration November 2004/Exercise Price $50.00             1,180
                          UST INC.
        400               Expiration October 2004/Exercise Price $40.00                270
                          V.F. CORP.
        300               Expiration October 2004/Exercise Price $50.00                105
                          W.W. GRAINGER INC.
        200               Expiration November 2004/Exercise Price $55.00               660
                          WASTE CONNECTIONS INC.
        800               Expiration October 2004/Exercise Price $30.00              1,440
                          WORTHINGTON INDUSTRIES INC.

        200               Expiration October 2004/Exercise Price $20.00                250
        500               Expiration November 2004/Exercise Price $22.50               263
                          YANKEE CANDLE CO. INC.
        300               Expiration November 2004/Exercise Price $30.00               135
                          YELLOW ROADWAY CORP.
        400               Expiration October 2004/Exercise Price $45.00                840
        500               Expiration November 2004/Exercise Price $50.00               438
-----------                                                                     ----------

     36,600               TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED OF $32,211)  $   46,225
===========                                                                     ==========

      OHIO NATIONAL FUND, INC.
      NOTES TO THE SCHEDULE OF INVESTMENTS
      SEPTEMBER 30, 2004 (UNAUDITED)

(1)   SIGNIFICANT ACCOUNTING POLICIES

      Ohio National Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund is a series investment company which consists of 21 separate investment portfolios (the "Portfolios") that seek the following investment objectives:

      - Equity Portfolio -- long-term growth of capital by investing principally in common stocks or other equity securities.

      - Money Market Portfolio -- maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments and medium term notes.

      - Bond Portfolio -- high level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate and long-term debt securities.

      - Omni Portfolio -- high level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

      - International Portfolio -- total return on assets by investing primarily in common stocks of foreign companies.

      - Capital Appreciation Portfolio -- long term capital growth by investing primarily in common stocks that are (1) considered to be undervalued or temporarily out of favor with investors, or (2) expected to increase in price over the short-term.

      - Discovery Portfolio -- maximum capital growth by investing primarily in common stocks of small- and medium-sized companies.

      - International Small Company Portfolio -- long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

      - Aggressive Growth Portfolio -- long term capital growth by investing in equity securities with attractive growth opportunities.

      - Small Cap Growth Portfolio -- long-term capital appreciation by investing in stocks of small companies that have strong business momentum and earnings growth.

      - Mid Cap Opportunity (formerly named Growth & Income Portfolio) Portfolio -- long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

      - S&P 500 Index Portfolio -- total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment grade corporate bonds and money market instruments.

      - Blue Chip Portfolio -- growth of capital and income by investing primarily in security in securities of high quality companies.

      - High Income Bond Portfolio -- high current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

      - Capital Growth Portfolio -- capital appreciation by investing in and actively managing equity securities in small- and mid-cap growth companies.

      - Nasdaq-100 Index Portfolio -- long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other Portfolios, the Nasdaq-100 Index Portfolio is a non-diversified fund.

      - Bristol Portfolio -- long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

      - Bryton Growth Portfolio -- long-term growth of capital by investing primarily in market stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of capitalization.

      - U.S. Equity Portfolio -- capital appreciation with a secondary objective of capital preservation to provide long-term growth. The portfolio seeks to identify under-priced sectors and industries.

      - Balanced Portfolio -- capital appreciation and income. The portfolio seeks to identify under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

      - Covered Call Portfolio -- modest capital appreciation and maximization of realized gains from writing covered call options. The portfolio seeks to identify under-priced sectors and industries and provide capital preservation through the writing of covered call options.

      There are no assurances these objectives will be met.

      SECURITY VALUATION

      Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates fair value. Provided that the money market segment of the Omni Portfolio maintains a dollar-weighted average maturity of 120 days or less and no such debt maturity greater than 1 year, the Omni Portfolio also values such securities at amortized cost.

      For all but the Money Market Portfolio, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price on the day of valuation or, if there has been no sale that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last sale price as of 4:00 p.m. Eastern time, or if there has been no sale for that day, at the mean between the bid and asked prices reported as of 4:00 p.m. Eastern time. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or a matrix method provided by independent pricing services. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. The difference between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

      FOREIGN CURRENCY

      All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of those Portfolios holding foreign investments, would not be reflected in the computation of the respective net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. The books and records of all the Portfolios are maintained in U.S. dollars. Foreign currency amounts for those Portfolio holding foreign investments are translated into U.S. dollars on the following basis:

      (1) fair value of investments, other assets and liabilities - at exchange rates prevailing at the end of the period.

      (2) purchases and sales of investments, income and expenses - at the rates of exchange prevailing on the respective dates of such transaction.

      Although the net assets and the fair value of the Portfolios are presented at the foreign exchange rates at the end of the period, the Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, for tax purposes, the Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

      Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

      FOREIGN CURRENCY CONTRACTS

      Each Portfolio, other than the Money Market Portfolio, may enter into forward foreign currency exchange contracts (forward contracts). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. No forward contracts were held in the fiscal year.

      OPTION WRITING AND FINANCIAL FUTURES CONTRACTS

      Each Portfolio, other than the Money Market Portfolio and S&P 500 Index Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, and each Portfolio, other than the Money Market Portfolio, may (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; (e) engage in forward foreign currency contracts, foreign currency options and foreign currency futures contracts in connection with the purchase, sale or ownership of specific securities; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the statement of operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

      Each Portfolio, other than the Money Market Portfolio, may invest in financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.

      A risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established secondary market.

      SECURITIES TRANSACTIONS AND RELATED INCOME

      Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date, except in the case of those portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends, and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

      REPURCHASE AGREEMENTS

      The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). At September 30, 2004, certain Portfolios invested in repurchase agreements, which in the aggregate amounted to $24,070,592.

      These securities are collateralized by various FGCI and FNMA certificates, and U.S. Treasury Notes, with a fair value of $24,586,345. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

      4(2) PAPER AND 144A SECURITIES

      4(2) paper is issued pursuant to section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"), which exempts the issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.

      144(A) Securities in which the Portfolios invest may include securities issued by corporations without registration under the Securities Act of 1933, in reliance on the private resale of securities to institutions in
      Section 5 of the 1933 Act ("Rule 144(A)"). Rule 144(A) securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. Investments by a Portfolio in Rule 144(A) securities could have the effect of increasing the illiquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities. Rule 144(A) securities will not be considered illiquid, however, if the Portfolio's subadvisor has determined that a liquid trading market exists for such securities using procedures approved by the Board of Directors. The Portfolios' subadvisors have determined, using Board approved procedures, these securities to be liquid, unless otherwise noted.

(2)   FINANCIAL FUTURES CONTRACTS

      The S&P 500 Index Portfolio held investments in S&P 500 Index Futures Contracts as of September 30, 2004. These are stock index futures contracts, which are developed by and traded on national commodity exchanges, whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange.

      The contracts in the S&P 500 Index Portfolio are fully collateralized with commercial paper and cash on deposit with brokers. The futures contracts in the Portfolio at September 30, 2004 are as follows:

                                                             EXPIRATION     UNREALIZED     CASH DEPOSITED AS
        PORTFOLIO                    PURCHASED                 DATE            GAIN        MARGIN REQUIREMENT
      -------------       -------------------------------   -----------     ----------     ------------------

      S&P 500 Index       25 Long S&P 500 Index Contracts   December 04     $   29,375         $  783,083

(3)   FEDERAL INCOME TAX INFORMATION

      Cost basis for Federal income tax purposes differs from fair value basis by net unrealized appreciation (depreciation) of securities as follows:

                                                                                     CAPITAL
                      EQUITY          BOND          OMNI      INTERNATIONAL       APPRECIATION         DISCOVERY
                  -------------   ------------   -----------  -------------       ------------       -------------
Gross
unrealized:
  Appreciation    $ 130,629,595   $ 11,248,276   $ 7,573,365  $  12,055,393       $ 22,904,170       $  16,021,889
  Depreciation      (59,435,143)      (396,458)     (985,529)    (1,805,335)        (5,303,703)         (4,160,832)
                  -------------   ------------   -----------  -------------       ------------       -------------
Net unrealized:
  Appreciation    $  71,194,452   $ 10,851,818   $ 6,587,836  $  10,250,058       $ 17,600,467       $  11,861,057

                  INTERNATIONAL
                      SMALL        AGGRESSIVE     SMALL CAP      MID CAP            S&P 500
                     COMPANY         GROWTH         GROWTH     OPPORTUNITY           INDEX             BLUE CHIP
                  -------------   ------------   -----------  -------------       ------------       -------------
Gross
unrealized:
  Appreciation    $   8,184,142   $  2,846,486   $ 4,597,887  $  19,469,920       $ 24,914,230       $   4,792,242
  Depreciation         (876,230)      (467,961)     (967,615)    (1,642,068)       (33,112,856)         (1,156,205)
                  -------------   ------------   -----------  -------------       ------------       -------------
Net unrealized:
  Appreciation    $   7,307,912   $  2,378,525   $ 3,630,272  $  17,827,852       $(8,198,626)       $   3,636,037
 (depreciation)

                   HIGH INCOME       CAPITAL     NASDAQ-100                          BRYTON
                       BOND          GROWTH         INDEX        BRISTOL             GROWTH           U.S. EQUITY
                  -------------   ------------   -----------  -------------       ------------       -------------
Gross
unrealized:
  Appreciation    $   4,547,100   $  4,619,636   $ 2,727,767  $     902,487       $    931,038        $    175,462
  Depreciation         (658,081)    (1,871,188)   (6,591,467)      (137,846)          (425,165)            (65,279)
                  -------------   ------------   -----------  -------------       ------------       -------------
Net unrealized:
  Appreciation    $   3,889,019   $  2,748,448   $(3,863,700) $     764,641       $    505,873       $     110,183
 (depreciation)

                                     COVERED
                    BALANCED          CALL
                  -------------   ------------
Gross
unrealized:
  Appreciation    $      66,171   $    107,033
  Depreciation          (28,920)      (79,483)
                  -------------   ------------
Net unrealized:
  Appreciation    $      37,251   $     27,550

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the registrant are effective.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.EXHIBITS

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio National Fund, Inc.

By          /s/ John J. Palmer
            John J. Palmer
            President and Director

Date        November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ John J. Palmer
            John J. Palmer
            President and Director

Date        November 23, 2004


By          /s/ R. Todd Brockman
            R. Todd Brockman
            Treasurer

Date        November 23, 2004